UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2005

Date of reporting period: July 31, 2005

Item 1.	Reports to Stockholders.

iShares®

2005 ANNUAL REPORT TO SHAREHOLDERS | JULY 31, 2005

iSHARES GOLDMAN SACHS SERIES iSHARES NYSE SERIES

Electronic delivery of this document may be available to you. See inside for details.

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

iSHARES NYSE COMPOSITE INDEX FUND

iSHARES NYSE 100 INDEX FUND

iShares®

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Management’s Discussion of Fund Performance

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

Performance as of 7/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/05			Inception to 7/31/05			Inception to 7/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.10%	11.14%	11.63%	(4.46)%	(4.45)%	(3.99)%	(18.13)%	(18.09)%	(16.32)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

PORTFOLIO ALLOCATION As of 7/31/05
Industry	% of Net Assets
Computers	23.77%
Semiconductors	21.26
Software	20.52
Telecommunications	16.51
Internet	11.85
Electronics	2.94
Commercial Services	1.67
Electrical Components & Equipment	0.39
Distribution & Wholesale	0.36
Advertising	0.35
Machinery	0.20
Leisure Time	0.11
Aerospace & Defense	0.09
Entertainment	0.05
Short-Term and Other Net Assets	(0.07)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/05
Security	% of Net Assets
Microsoft Corp.	8.21%
Intel Corp.	7.62
International Business Machines Corp.	6.12
Cisco Systems Inc.	5.56
Dell Inc.	4.45
Hewlett-Packard Co.	3.23
Oracle Corp.	3.17
QUALCOMM Inc.	2.93
eBay Inc.	2.56
Texas Instruments Inc.	2.40

TOTAL	46.25%

The iShares Goldman Sachs Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded technology-related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devices; electronics networking and internet services; producers of computer and internet software; consultants for information technology; and providers of computer services. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the twelve months ended July 31, 2005 (the “reporting period”), the Fund returned 11.10%, while the Index returned 11.63%.

Equity markets generally delivered gains during the reporting period, fueled by improving economic conditions. Gross domestic product (“GDP”) data provided signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below most economists’ forecasts. Second quarter 2005 GDP growth, reported in July at 3.4%, marked the ninth consecutive quarterly growth rate that exceeded 3.0%. Employment figures also strengthened during the course of the reporting period. By June, the unemployment rate had declined to 5%, the lowest level since September 2001. Consumer confidence also appeared to climb during the reporting period: in June, the Conference Board’s Consumer Confidence Index reached its highest level in three years, although it dipped slightly in July. Oil prices continued to escalate during the reporting period, topping $60 per barrel in June. The Federal Reserve Board raised short-term interest rates eight times during the reporting period, overall from 1.25% to 3.25%.

The improving economic climate generally meant renewed demand for technology products, and many technology stocks reported healthy earnings levels during the reporting period. Market performance for the sector was generally positive.

The top ten holdings in the Fund represented approximately 46% of the net assets of the Fund as of July 31, 2005. Performance for the reporting period was mostly positive among the Fund’s ten largest holdings as of July 31, 2005. Semiconductor giant Texas Instruments Inc. was the best performer among the Fund’s ten largest holdings for the reporting period. Enterprise software company Oracle Corp. performed well, as did computer makers Hewlett-Packard Co. and Dell Inc. Top Fund holding Microsoft Corp., on the other hand, declined for the reporting period, as did networking company Cisco Systems Inc.

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

Performance as of 7/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/05			Inception to 7/31/05			Inception to 7/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.86%	10.94%	10.21%	(4.68)%	(4.66)%	(4.37)%	(17.68)%	(17.62)%	(16.55)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

PORTFOLIO ALLOCATION As of 7/31/05
Industry	% of Net Assets
Telecommunications	78.91%
Semiconductors	14.12
Computers	6.96
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/05
Security	% of Net Assets
Motorola Inc.	12.37%
Corning Inc.	11.64
QUALCOMM Inc.	11.44
Research in Motion Ltd.	6.96
Cisco Systems Inc.	6.05
Juniper Networks Inc.	4.82
Lucent Technologies Inc.	4.74
Marvell Technology Group Ltd.	4.70
Broadcom Corp. Class A	4.68
Nortel Networks Corp.	4.66

TOTAL	72.06%

The iShares Goldman Sachs Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the twelve months ended July 31, 2005 (the “reporting period”), the Fund returned 10.86%, while the Index returned 10.21%.

Equity markets generally delivered gains during the reporting period, fueled by improving economic conditions. Gross domestic product (“GDP”) data provided signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below most economists’ forecasts. Second quarter 2005 GDP growth, reported in July at 3.4%, marked the ninth consecutive quarterly growth rate that exceeded 3.0%. Employment figures also strengthened during the course of the reporting period. By June, the unemployment rate had declined to 5%, the lowest level since September 2001. Consumer confidence also appeared to climb during the reporting period: in June, the Conference Board’s Consumer Confidence Index reached its highest level in three years, although it dipped slightly in July. Oil prices continued to escalate during the reporting period, topping $60 per barrel in June. The Federal Reserve Board raised short-term interest rates eight times during the reporting period, overall from 1.25% to 3.25%.

As a group, networking stocks posted gains during the reporting period, although results were mixed within the sector. Traditional makers of routers and switches faced competitive challenges in an environment of declining bandwidth prices, while newer technological trends presented opportunities for some companies in the networking sector. Improving economic conditions meant increased corporate spending on technology, which also benefited the networking sector.

The top ten holdings in the Fund represented approximately 72% of the net assets of the Fund as of July 31, 2005. Among the Fund’s ten largest holdings as of July 31, 2005, performance was mixed for the reporting period. The top performer was Marvell Technology Group Ltd., whose products enable customers to store and move digital data through wireless or media infrastructures. Top two holdings Motorola Inc. and Corning Inc. also delivered strong gains. On the negative side, Nortel Networks Corp., Cisco Systems Inc., and Lucent Technologies Inc. declined for the reporting period.

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

Performance as of 7/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/05			Inception to 7/31/05			Inception to 7/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.19%	16.35%	16.79%	(2.66)%	(2.66)%	(2.24)%	(10.37)%	(10.35)%	(8.76)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

PORTFOLIO ALLOCATION As of 7/31/05
Industry	% of Net Assets
Semiconductors	84.97%
Telecommunications	9.52
Electrical Components & Equipment	2.44
Computers	1.76
Software	0.91
Electronics	0.36
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/05
Security	% of Net Assets
Motorola Inc.	9.19%
Texas Instruments Inc.	8.97
Applied Materials Inc.	8.40
Intel Corp.	7.76
ST Microelectronics NV NYS	4.47
Analog Devices Inc.	4.16
Maxim Integrated Products Inc.	3.93
Marvell Technology Group Ltd.	3.50
Linear Technology Corp.	3.41
Broadcom Corp. Class A	3.40

TOTAL	57.19%

The iShares Goldman Sachs Semiconductor Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the twelve months ended July 31, 2005 (the “reporting period”), the Fund returned 16.19%, while the Index returned 16.79%.

Equity markets generally delivered gains during the reporting period, fueled by improving economic conditions. Gross domestic product (“GDP”) data provided signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below most economists’ forecasts. Second quarter 2005 GDP growth, reported in July at 3.4%, marked the ninth consecutive quarterly growth rate that exceeded 3.0%. Employment figures also strengthened during the course of the reporting period. By June, the unemployment rate had declined to 5%, the lowest level since September 2001. Consumer confidence also appeared to climb during the reporting period: in June, the Conference Board’s Consumer Confidence Index reached its highest level in three years, although it dipped slightly in July. Oil prices continued to escalate during the reporting period, topping $60 per barrel in June. The Federal Reserve Board raised short-term interest rates eight times during the reporting period, overall from 1.25% to 3.25%.

Improving economic conditions translated into renewed demand for some technology products, including those in the semiconductor sector. As a group, semiconductor stocks delivered gains for the reporting period, although results within the group were mixed. In general, larger technology leaders tended to be the stronger performers for the reporting period, benefiting from the improving economic climate.

The top ten holdings in the Fund represented approximately 57% of the net assets of the Fund as of July 31, 2005. Performance was mixed among the Fund’s ten largest holdings as of July 31, 2005. The best performer was Marvell Technology Group Ltd., whose products enable customers to store and move digital data through wireless or media infrastructures. Semiconductor leader Texas Instruments Inc. and top Fund holding Motorola Inc., which is involved in broadband and wireless-related technology solutions, delivered strong gains for the reporting period. Technology giant Intel Corp. and the Class A shares of Broadcom Corp. also posted gains. On the negative side, Maxim Integrated Products Inc. declined for the reporting period, as did Analog Devices Inc. and the New York Registered Shares of Italian-based ST Microelectronics NV.

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

Performance as of 7/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/05			Inception to 7/31/05			Inception to 7/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.72%	19.72%	20.52%	(4.63)%	(4.63)%	(4.12)%	(17.50)%	(17.50)%	(15.66)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

PORTFOLIO ALLOCATION As of 7/31/05
Industry	% of Net Assets
Software	71.10%
Internet	21.50
Computers	4.41
Telecommunications	3.01
Short-Term and Other Net Assets	(0.02)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/05
Security	% of Net Assets
Symantec Corp.	11.75%
Oracle Corp.	8.86
Microsoft Corp.	8.56
Electronic Arts Inc.	7.93
Computer Associates International Inc.	7.38
Adobe Systems Inc.	4.75
Intuit Inc.	3.99
Autodesk Inc.	3.59
VeriSign Inc.	3.16
Amdocs Ltd.	2.69

TOTAL	62.66%

The iShares Goldman Sachs Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are producers of client/server, enterprise software, internet software, PC and entertainment software. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the twelve months ended July 31, 2005 (the “reporting period”), the Fund returned 19.72%, while the Index returned 20.52%.

Equity markets generally delivered gains during the reporting period, fueled by improving economic conditions. Gross domestic product (“GDP”) data provided signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below most economists’ forecasts. Second quarter 2005 GDP growth, reported in July at 3.4%, marked the ninth consecutive quarterly growth rate that exceeded 3.0%. Employment figures also strengthened during the course of the reporting period. By June, the unemployment rate had declined to 5%, the lowest level since September 2001. Consumer confidence climbed during the reporting period: in June, the Conference Board’s Consumer Confidence Index reached its highest level in three years, although it dipped slightly in July. Detracting from investor optimism, oil prices continued to escalate during the reporting period, topping $60 per barrel in June and leading to concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the reporting period, overall from 1.25% to 3.25%.

Improving economic conditions during the reporting period generally translated into renewed demand for technology products. Software companies participated in this trend, benefiting from increased corporate spending. The sector overall posted healthy gains for the reporting period.

The top ten holdings of the Fund represented approximately 63% of the net assets of the Fund as of July 31, 2005. Among the Fund’s ten largest holdings as of July 31, 2005, performance was mostly positive for the reporting period. Autodesk Inc., a software and digital content company, led performance among the Fund’s ten largest holdings. VeriSign Inc. and software giant Adobe Systems Inc. also posted strong results. On the negative side, Microsoft Corp. and top Fund holding Symantec Corp. both declined for the reporting period.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

Performance as of 7/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/05			Inception to 7/31/05			Inception to 7/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.92%	40.05%	40.48%	16.82%	16.83%	17.32%	79.87%	79.93%	82.63%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/22/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

PORTFOLIO ALLOCATION As of 7/31/05
Industry	% of Net Assets
Oil & Gas	68.06%
Oil & Gas Services	10.90
Mining	9.41
Forest Products & Paper	4.49
Pipelines	4.28
Coal	1.45
Real Estate Investment Trusts	0.50
Chemicals	0.33
Packaging & Containers	0.17
Energy - Alternate Sources	0.13
Engineering & Construction	0.11
Manufacturing	0.10
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/05
Security	% of Net Assets
BP PLC ADR	7.78%
Chevron Corp.	7.60
Exxon Mobil Corp.	7.37
ConocoPhillips	6.20
Schlumberger Ltd.	3.52
EnCana Corp.	2.59
Occidental Petroleum Corp.	2.33
Halliburton Co.	2.03
Devon Energy Corp.	1.89
Burlington Resources Inc.	1.76

TOTAL	43.07%

The iShares Goldman Sachs Natural Resources Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the “Index”). The Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the twelve months ended July 31, 2005 (the “reporting period”), the Fund returned 39.92%, while the Index returned 40.48%.

Equity markets generally delivered gains during the reporting period, fueled by improving economic conditions. Gross domestic product (“GDP”) data provided signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below most economists’ forecasts. Second quarter 2005 GDP growth, reported in July at 3.4%, marked the ninth consecutive quarterly growth rate that exceeded 3.0%. Employment figures also strengthened during the course of the reporting period. By June, the unemployment rate had declined to 5%, the lowest level since September 2001. Consumer confidence also appeared to climb during the reporting period: in June, the Conference Board’s Consumer Confidence Index reached its highest level in three years, although it dipped slightly in July. Oil prices continued to escalate during the reporting period, topping $60 per barrel in June. The Federal Reserve Board raised short-term interest rates eight times during the reporting period, overall from 1.25% to 3.25%.

During the reporting period, natural resources stocks benefited from the improving economic climate and escalating oil prices. Increased economic activity meant higher demand for commodities such as paper, metals, and forest products. As low oil supply drove the price of crude oil above $60 per barrel, oil stocks gained. In general, the smaller oil service and exploration companies were the strongest performers, because they tended to be more sensitive to changes in oil prices than did the larger, diversified oil companies.

The top ten holdings in the Fund represented approximately 43% of the net assets of the Fund as of July 31, 2005. All of the Fund’s ten largest holdings as of July 31, 2005 delivered solid gains for the reporting period. Strong returns came from oil service and exploration services companies EnCana Corp., Halliburton Co., Burlington Resources Inc., and Occidental Petroleum Corp., which benefited from high oil prices. Large integrated oil companies ConocoPhilips, Exxon Mobil Corp., Chevron Corp. (formerly ChevronTexaco Corp.), and the ADR shares of the top Fund holding BP PLC also gained for the reporting period.

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of 7/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/05			Inception to 7/31/05			Inception to 7/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.03%	19.31%	19.36%	12.09%	12.28%	12.49%	16.53%	16.79%	16.94%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/30/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

PORTFOLIO ALLOCATION As of 7/31/05
Sector	% of Net Assets
Financial	23.96%
Consumer Non-Cyclical	19.15
Energy	13.20
Communications	10.17
Industrial	10.10
Consumer Cyclical	9.24
Technology	4.55
Basic Materials	4.55
Utilities	4.33
Diversified	0.64
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/05
Security	% of Net Assets
Exxon Mobil Corp.	2.26%
General Electric Co.	2.17
BP PLC ADR	1.39
Citigroup Inc.	1.34
Pfizer Inc.	1.19
Johnson & Johnson	1.13
HSBC Holdings PLC ADR	1.08
Bank of America Corp.	1.04
Vodafone Group PLC ADR	0.92
Total SA ADR	0.88

TOTAL	13.40%

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts and tracking stocks listed on the NYSE. The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the twelve months ended July 31, 2005 (the “reporting period”), the Fund returned 19.03%, while the Index returned 19.36%.

Equity markets generally delivered gains during the reporting period, fueled by improving economic conditions. Gross domestic product (“GDP”) data provided signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below most economists’ forecasts. Second quarter 2005 GDP growth, reported in July at 3.4%, marked the ninth consecutive quarterly growth rate that exceeded 3.0%. Employment figures also strengthened during the course of the reporting period. By June, the unemployment rate had declined to 5%, the lowest level since September 2001. Consumer confidence also appeared to climb during the reporting period: in June, the Conference Board’s Consumer Confidence Index reached its highest level in three years, although it dipped slightly in July. Oil prices continued to escalate during the reporting period, topping $60 per barrel in June. The Federal Reserve Board raised short-term interest rates eight times during the reporting period, overall from 1.25% to 3.25%.

Sector performance within the Index was positive for the reporting period. Largely due to high oil prices, the energy sector logged the strongest gains, followed by the utilities sector. The materials sector also delivered gains, benefiting from the improving economic climate. The consumer staples sector was the weakest performer among the ten major sectors, although it posted double-digit gains for the reporting period.

Among the Fund’s ten largest holdings as of July 31, 2005, performance was mostly positive for the reporting period. The strongest two performers were both oil companies. Top Fund holding Exxon Mobil Corp. and the ADR shares of French oil company Total SA both delivered healthy gains, due to surging oil prices during the reporting period. The ADR shares of the British wireless telecommunications company Vodafone Group PLC also performed well, benefiting from improving economic conditions. On the negative side, pharmaceutical giant Pfizer Inc. declined for the reporting period, as did financial company Citigroup Inc.

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE 100 INDEX FUND

Performance as of 7/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/05			Inception to 7/31/05			Inception to 7/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.06%	10.30%	10.26%	6.35%	6.39%	6.60%	8.61%	8.68%	8.87%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/29/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

PORTFOLIO ALLOCATION As of 7/31/05
Sector	% of Net Assets
Consumer Non-Cyclical	26.75%
Financial	24.41
Industrial	12.55
Energy	10.52
Communications	9.19
Consumer Cyclical	6.86
Technology	5.69
Utilities	2.12
Basic Materials	1.80
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/05
Security	% of Net Assets
Exxon Mobil Corp.	6.07%
General Electric Co.	5.84
Citigroup Inc.	3.62
Pfizer Inc.	3.20
Johnson & Johnson	3.04
Bank of America Corp.	2.82
Procter & Gamble Co.	2.25
International Business Machines Corp.	2.22
American International Group Inc.	2.20
Altria Group Inc.	2.20

TOTAL	33.46%

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S.100 Index (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the twelve months ended July 31, 2005 (the “reporting period”), the Fund returned 10.06%, while the Index returned 10.26%.

Equity markets generally delivered gains during the reporting period, fueled by improving economic conditions. Gross domestic product (“GDP”) data provided signs of moderate economic growth for each of the four quarters in the reporting period, although growth levels tended to fall below most economists’ forecasts. Second quarter 2005 GDP growth, reported in July at 3.4%, marked the ninth consecutive quarterly growth rate that exceeded 3.0%. Employment figures also strengthened during the course of the reporting period. By June, the unemployment rate had declined to 5%, the lowest level since September 2001. Consumer confidence also appeared to climb during the reporting period: in June, the Conference Board’s Consumer Confidence Index reached its highest level in three years, although it dipped slightly in July. Oil prices continued to escalate during the reporting period, topping $60 per barrel in June. The Federal Reserve Board raised short-term interest rates eight times during the reporting period, overall from 1.25% to 3.25%.

All of the Index’s ten sectors had positive returns for the reporting period. The two strongest performances came from the utilities and energy sectors, which both benefited from rising oil prices during the reporting period. The information technology and consumer discretionary sectors also performed well, in part due to improving economic conditions. The materials sector posted a slight gain for the reporting period.

The top ten holdings in the Fund represented approximately 33% of the net assets of the Fund as of July 31, 2005. Among the Fund’s ten largest holdings as of July 31, 2005, performance was mixed for the reporting period. The strongest performer was consumer goods company Altria Group Inc., due in part to improving economic conditions. Top Fund holding Exxon Mobil Corp. logged gains, benefiting from escalating oil prices during the reporting period. Healthcare company Johnson & Johnson also posted gains. On the negative side, pharmaceutical giant Pfizer Inc. declined for the reporting period, as did American International Group Inc.

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (February 1, 2005)	Ending Account Value (July 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (February 1 to July 31, 2005)
Goldman Sachs Technology
Actual	$1,000.00	$1,056.70	0.50%	$2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Goldman Sachs Networking
Actual	1,000.00	1,105.00	0.50	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Goldman Sachs Semiconductor
Actual	1,000.00	1,179.90	0.50	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Goldman Sachs Software
Actual	1,000.00	1,015.10	0.50	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (February 1, 2005)	Ending Account Value (July 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (February 1 to July 31, 2005)
Goldman Sachs Natural Resources
Actual	$1,000.00	$1,226.00	0.50%	$2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
NYSE Composite
Actual	1,000.00	1,066.10	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
NYSE 100
Actual	1,000.00	1,034.50	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS – 100.07%

ADVERTISING – 0.35%
Getty Images Inc.[1,2]	8,221	$663,846
West Corp.[1,2]	9,188	367,428

		1,031,274

AEROSPACE & DEFENSE – 0.09%
Titan Corp. (The)[1]	11,435	264,034

		264,034

COMMERCIAL SERVICES – 1.67%
Accenture Ltd.[1]	77,074	1,929,933
BearingPoint Inc.[1]	26,742	219,552
ChoicePoint Inc.[1]	12,118	528,345
Convergys Corp.[1]	19,074	277,527
Hewitt Associates Inc. Class A1	6,893	191,281
Paychex Inc.[2]	50,647	1,768,087

		4,914,725

COMPUTERS – 23.77%
Affiliated Computer Services Inc. Class A1	16,039	801,469
Anteon International Corp.[1,2]	4,855	227,942
Apple Computer Inc.[1]	110,403	4,708,688
BISYS Group Inc. (The)[1]	16,209	254,968
Brocade Communications Systems Inc.[1]	36,083	161,652
CACI International Inc. Class A1	4,010	263,818
Cadence Design Systems Inc.[1,2]	37,107	597,052
Ceridian Corp.[1]	20,068	420,023
Cognizant Technology Solutions Corp.[1,2]	18,097	888,201
Computer Sciences Corp.[1]	24,631	1,127,607
Creative Technology Ltd.[2]	11,167	82,636
Dell Inc.[1]	324,349	13,126,403
DST Systems Inc.[1]	11,172	567,091
Electronic Data Systems Corp.[2]	69,428	1,428,134
Electronics For Imaging Inc.[1]	7,275	153,284
EMC Corp.[1]	321,966	4,407,715
Gateway Inc.[1]	49,844	198,379
Henry (Jack) & Associates Inc.	12,262	236,166
Hewlett-Packard Co.	386,694	9,520,406
Imation Corp.[2]	4,512	195,595
Intergraph Corp.[1,2]	3,800	144,514
International Business Machines Corp.[2]	216,128	18,038,043
Kronos Inc.[1]	4,256	200,032
Lexmark International Inc.[1]	16,553	1,037,873
Maxtor Corp.[1]	33,752	199,137
Mentor Graphics Corp.[1]	10,522	97,960
National Instruments Corp.[2]	10,636	291,958
Network Appliance Inc.[1]	49,103	1,252,618
Palm Inc.[1,2]	6,538	186,595
Perot Systems Corp. Class A1	15,474	217,874
Research in Motion Ltd.[1]	25,403	1,794,976
Reynolds & Reynolds Co. (The) Class A	8,490	237,550
SanDisk Corp.[1]	24,309	822,130
Seagate Technology[2]	63,632	1,232,552
SRA International Inc. Class A1	5,047	187,748
Storage Technology Corp.[1]	14,330	526,341
Sun Microsystems Inc.[1]	456,634	1,753,475
SunGard Data Systems Inc.[1]	38,833	1,393,716
Synopsys Inc.[1]	19,250	356,317
Unisys Corp.[1]	45,422	293,880
Western Digital Corp.[1]	28,382	425,446

		70,057,964

DISTRIBUTION & WHOLESALE – 0.36%
CDW Corp.	10,914	676,668
Ingram Micro Inc. Class A1	21,234	395,802

		1,072,470

ELECTRICAL COMPONENTS & EQUIPMENT – 0.39%
ASM Lithography Holding NV NYS[1,2]	64,738	1,139,389

		1,139,389

ELECTRONICS – 2.94%
Agilent Technologies Inc.[1]	65,752	1,725,332
Amphenol Corp. Class A	11,809	525,973
Arrow Electronics Inc.[1]	15,742	472,575
Avnet Inc.[1,2]	16,165	423,200
AVX Corp.[2]	23,200	316,912
Benchmark Electronics Inc.[1,2]	5,604	179,328
Celestica Inc.[1]	25,112	292,555
Cymer Inc.[1]	4,869	168,954
Flextronics International Ltd.[1]	75,679	1,024,694
Jabil Circuit Inc.[1]	27,090	844,937

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2005

Security	Shares	Value
KEMET Corp.[1]	11,384	$95,398
Nam Tai Electronics Inc.	5,739	136,014
PerkinElmer Inc.	17,380	364,632
Sanmina-SCI Corp.[1]	70,142	335,279
Solectron Corp.[1]	129,812	498,478
Symbol Technologies Inc.	32,520	378,533
Tektronix Inc.	11,871	297,487
Trimble Navigation Ltd.[1]	7,065	275,252
Vishay Intertechnology Inc.[1]	22,800	319,656

		8,675,189

ENTERTAINMENT – 0.05%
Macrovision Corp.[1]	6,735	147,025

		147,025

INTERNET – 11.85%
Akamai Technologies Inc.[1,2]	16,991	259,453
Amazon.com Inc.[1,2]	55,072	2,487,602
Avocent Corp.[1]	6,689	233,179
Check Point Software Technologies Ltd.[1]	34,557	778,569
CheckFree Corp.[1,2]	12,193	412,855
CNET Networks Inc.[1,2]	19,443	248,870
Digital River Inc.[1,2]	4,618	184,605
EarthLink Inc.[1,2]	18,734	178,535
eBay Inc.[1]	180,745	7,551,526
F5 Networks Inc.[1]	4,997	210,773
Google Inc. Class A1	22,940	6,601,214
IAC/InterActiveCorp[1]	90,413	2,414,027
InfoSpace Inc.[1,2]	4,465	107,785
Internet Security Systems Inc.[1,2]	6,135	139,694
Macromedia Inc.[1]	9,343	375,121
McAfee Inc.[1]	21,849	686,059
Monster Worldwide Inc.[1,2]	15,492	470,492
Overstock.com Inc.[1,2]	2,682	116,104
RealNetworks Inc.[1]	22,777	113,202
RSA Security Inc.[1]	9,586	124,139
Symantec Corp.[1]	159,481	3,503,798
TIBCO Software Inc.[1]	29,050	223,394
VeriSign Inc.[1]	35,487	933,663
WebEx Communications Inc.[1,2]	6,049	172,820
Websense Inc.[1,2]	3,174	158,192
Yahoo! Inc.[1]	187,104	6,238,047

		34,923,718

LEISURE TIME – 0.11%
Sabre Holdings Corp.	17,565	337,248

		337,248

MACHINERY – 0.20%
Unova Inc.[1,2]	8,205	226,048
Zebra Technologies Corp. Class A1,2	9,634	375,726

		601,774

SEMICONDUCTORS – 21.26%
Advanced Micro Devices Inc.[1]	52,977	1,063,778
Agere Systems Inc.[1]	24,058	269,209
Altera Corp.[1]	49,739	1,087,792
AMIS Holdings Inc.[1]	11,337	144,660
Amkor Technology Inc.[1]	23,777	110,801
Analog Devices Inc.[2]	49,600	1,944,320
Applied Materials Inc.	220,294	4,066,627
Applied Micro Circuits Corp.[1,2]	40,979	123,347
ASE Test Ltd.[1]	13,574	94,339
Atmel Corp.[1]	63,758	149,194
Axcelis Technologies Inc.[1]	13,438	92,857
Broadcom Corp. Class A1	37,141	1,588,521
Conexant Systems Inc.[1]	62,829	120,003
Cree Inc.[1,2]	10,103	299,554
Cypress Semiconductor Corp.[1,2]	17,529	251,716
Emulex Corp.[1]	11,156	211,852
Entegris Inc.[1]	9,747	114,722
Fairchild Semiconductor International Inc. Class A1,2	16,048	270,569
FormFactor Inc.[1]	5,200	135,928
Freescale Semiconductor Inc. Class A1,2	17,495	446,472
Freescale Semiconductor Inc. Class B1	36,138	930,554
Integrated Circuit Systems Inc.[1]	9,383	205,300
Integrated Device Technology Inc.[1]	14,117	163,193
Intel Corp.	826,951	22,443,450
International Rectifier Corp.[1]	8,631	406,089
Intersil Corp. Class A2	20,481	396,717
KLA-Tencor Corp.	26,350	1,362,295
Lam Research Corp.[1]	18,618	529,682
Linear Technology Corp.	40,947	1,591,200
LSI Logic Corp.[1]	51,955	507,081
Marvell Technology Group Ltd.[1]	37,426	1,635,142
Maxim Integrated Products Inc.	43,886	1,837,507
MEMC Electronic Materials Inc.[1]	27,906	474,123

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2005

Security	Shares	Value
Micrel Inc.[1]	11,749	$142,045
Microchip Technology Inc.	27,908	867,102
Micron Technology Inc.[1]	82,302	977,748
Microsemi Corp.[1]	8,176	174,558
MKS Instruments Inc.[1,2]	7,257	138,681
National Semiconductor Corp.	46,722	1,154,501
Novellus Systems Inc.	18,505	533,869
NVIDIA Corp.[1]	22,751	615,642
OmniVision Technologies Inc.[1,2]	7,654	108,151
ON Semiconductor Corp.[1]	33,844	194,603
PMC-Sierra Inc.[1]	24,202	237,906
QLogic Corp.[1]	12,303	382,008
Rambus Inc.[1]	13,350	175,419
Semtech Corp.[1,2]	9,908	181,911
SigmaTel Inc.[1]	4,718	94,502
Silicon Image Inc.[1]	10,450	123,519
Silicon Laboratories Inc.[1,2]	7,043	206,149
Skyworks Solutions Inc.[1]	21,087	154,568
STMicroelectronics NV NYS[2]	121,298	2,092,391
Teradyne Inc.[1]	26,220	407,197
Texas Instruments Inc.	222,700	7,072,952
Varian Semiconductor Equipment Associates Inc.[1,2]	4,939	205,067
Xilinx Inc.	46,951	1,331,061

		62,640,144

SOFTWARE – 20.52%
Activision Inc.[1]	26,807	545,254
Acxiom Corp.	11,504	231,921
Adobe Systems Inc.	65,552	1,942,961
Advent Software Inc.[1]	4,137	99,412
ATI Technologies Inc.[1]	33,642	423,553
Autodesk Inc.	30,597	1,046,111
Automatic Data Processing Inc.[2]	78,174	3,471,707
Avid Technology Inc.[1]	4,686	192,829
BEA Systems Inc.[1]	53,396	483,768
BMC Software Inc.[1]	29,671	566,419
Borland Software Corp.[1]	10,631	71,334
Certegy Inc.	8,291	287,034
Citrix Systems Inc.[1]	22,669	540,202
Cognos Inc.[1]	12,135	474,721
Computer Associates International Inc.[2]	79,269	2,175,934
Compuware Corp.[1]	51,893	437,458
CSG Systems International Inc.[1,2]	6,773	126,316
Electronic Arts Inc.[1]	41,083	2,366,381
Fair Isaac Corp.[2]	9,047	340,439
FileNET Corp.[1]	5,494	155,315
First Data Corp.[2]	104,337	4,292,424
Fiserv Inc.[1]	25,601	1,135,916
Global Payments Inc.	5,196	344,183
Hyperion Solutions Corp.[1]	5,369	252,665
Informatica Corp.[1]	11,671	123,362
Intuit Inc.[1]	24,264	1,164,672
Keane Inc.[1,2]	8,399	105,323
Mercury Interactive Corp.[1]	11,638	458,188
Microsoft Corp.	945,219	24,207,059
NetIQ Corp.[1]	7,291	83,482
Novell Inc.[1,2]	51,056	310,420
Open Text Corp.[1]	6,610	79,386
Oracle Corp.[1]	688,814	9,354,094
Parametric Technology Corp.[1]	36,477	251,691
Quest Software Inc.[1]	12,825	182,756
Red Hat Inc.[1,2]	23,691	361,051
Salesforce.com Inc.[1,2]	14,267	335,988
Siebel Systems Inc.	68,980	579,432
Sybase Inc.[1]	12,033	256,062
Take-Two Interactive Software Inc.[1,2]	9,346	230,005
THQ Inc.[1,2]	5,209	182,211
Wind River Systems Inc.[1]	11,154	190,622

		60,460,061

TELECOMMUNICATIONS – 16.51%
ADC Telecommunications Inc.[1]	15,540	406,216
ADTRAN Inc.	10,102	270,330
Amdocs Ltd.[1,2]	26,960	800,442
Andrew Corp.[1]	21,794	239,516
Aspect Communications Corp.[1]	8,269	94,515
Avaya Inc.[1]	64,042	661,554
Black Box Corp.[2]	2,276	99,689
CIENA Corp.[1]	77,215	172,962
Cisco Systems Inc.[1]	856,132	16,394,928
Comverse Technology Inc.[1]	26,808	677,974
Corning Inc.[1]	190,690	3,632,645
Crown Castle International Corp.[1]	29,335	638,330
Foundry Networks Inc.[1]	18,574	219,916

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2005

Security	Shares or Principal	Value
Harris Corp.	17,891	$663,219
InterDigital Communications Corp.[1]	7,184	128,953
Ixia[1]	8,540	168,580
JDS Uniphase Corp.[1]	185,984	280,836
Juniper Networks Inc.[1]	73,061	1,752,733
Lucent Technologies Inc.[1]	592,768	1,736,810
Motorola Inc.	328,554	6,958,774
Nortel Networks Corp.[1]	571,141	1,502,101
Polycom Inc.[1]	13,152	217,929
QUALCOMM Inc.	218,863	8,642,900
RF Micro Devices Inc.[1]	25,216	153,565
Scientific-Atlanta Inc.	20,396	785,246
Sonus Networks Inc.[1]	33,029	159,860
Sycamore Networks Inc.[1]	37,016	131,777
Tekelec1,[2]	8,704	144,573
Tellabs Inc.[1]	60,036	583,550
3Com Corp.[1]	51,088	185,960
UTStarcom Inc.[1,2]	15,439	136,172

		48,642,555

TOTAL COMMON STOCKS (Cost: $300,018,761)		294,907,570

SHORT-TERM INVESTMENTS – 8.52%

COMMERCIAL PAPER[3] – 1.55%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$92,931	92,893
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	235,308	234,415
Amsterdam Funding Corp.
3.27%, 08/01/05	58,082	58,082
ANZ National Bank Ltd.
2.94%, 08/15/05	58,082	58,016
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	75,506	75,134
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	127,281	127,226
Chariot Funding LLC
3.28%, 08/05/05	87,358	87,326

Security	Principal	Value
Charta LLC
3.31%, 08/11/05	$174,246	$174,086
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	112,679	112,622
Dorada Finance Inc.
3.76%, 01/26/06	11,616	11,400
Ebury Finance Ltd.
3.47%, 08/30/05	58,082	57,920
Edison Asset Securitization LLC
3.12%, 09/06/05	87,123	86,851
Fairway Finance LLC
3.15%, 09/15/05	103,334	102,927
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	164,375	164,108
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	289,596	288,937
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	377,532	375,658
Giro Funding Corp.
3.30%, 08/05/05	81,315	81,285
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	348,491	347,776
Lockhart Funding LLC
3.47%, 09/16/05	137,120	136,512
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	162,629	162,044
Park Avenue Receivables Corp.
3.39%, 08/22/05	174,246	173,901
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	247,990	247,218
Park Sienna LLC
3.45%, 08/23/05	87,716	87,532
Prudential Funding LLC
3.31%, 08/01/05	174,246	174,246
Solitaire Funding Ltd.
3.28%, 08/01/05	116,164	116,164

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2005

Security	Principal	Value
Sydney Capital Corp.
3.21%, 08/17/05	$245,919	$245,568
Thames Asset Global
Securitization No. 1 Inc.
3.39%, 08/22/05	256,397	255,890
Three Pillars Funding Corp.
3.29%, 08/08/05	143,069	142,977
Ticonderoga Funding LLC
3.29%, 08/09/05	104,877	104,801
Tulip Funding Corp.
3.31%, 08/01/05	174,246	174,246
Windmill Funding Corp.
3.28%, 08/02/05	23,233	23,231

		4,580,992

FLOATING RATE NOTES[3] – 3.86%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06[4]	216,065	216,066
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	313,642	313,644
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	191,670	191,671
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	331,067	331,095
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06[4]	75,506	75,506
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	75,506	75,498
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06[4]	597,082	597,075
BMW US Capital LLC
3.36%, 07/14/06[4]	116,164	116,164
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	394,957	394,930
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06[4]	318,289	318,268
Commodore CDO Ltd.
3.47%, 12/12/05[4]	29,041	29,041
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	406,573	406,574
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	348,491	348,481
DEPFA Bank PLC
3.42%, 03/15/06	116,164	116,164
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06[4]	220,711	220,718
Fairway Finance LLC
3.38%, 10/20/05	46,466	46,465
Fifth Third Bancorp
3.42%, 04/21/06[4]	232,328	232,328
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06[4]	81,315	81,317
General Electric Capital Corp.
3.45%, 07/07/06	52,274	52,325
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	6,352	6,352
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	133,588	133,588
Hartford Life Global Funding Trust
3.38%, 07/15/06	116,164	116,164
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06[4]	348,491	348,492
HSBC Bank USA N.A.
3.45%, 05/04/06	40,657	40,682
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06[4]	522,737	522,738

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2005

Security	Principal	Value
Leafs LLC
3.43%, 01/20/06 - 02/21/06[4]	$121,969	$121,969
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06[4]	453,039	453,096
Lothian Mortgages PLC
3.45%, 01/24/06	116,164	116,164
Marshall & Ilsley Bank
3.53%, 02/20/06	116,164	116,241
Metropolitan Life Global Funding I
3.33%, 08/04/06[4]	174,246	174,246
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	174,246	174,237
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06[4]	429,806	429,856
Nordea Bank AB
3.35%, 08/11/06[4]	203,287	203,287
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06[4]	348,491	348,492
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	447,231	447,231
Principal Life Income Funding Trusts
3.21%, 05/10/06	87,123	87,127
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	329,615	329,532
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06[4]	63,890	63,884
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06[4]	663,295	663,308
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06[4]	116,164	116,164
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	180,054	180,018
Strips III LLC
3.51%, 07/24/06[4,5]	34,849	34,849

Security	Shares or Principal	Value
SunTrust Bank
3.63%, 04/28/06	$174,246	$174,246
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06[4]	282,278	282,257
Toronto-Dominion Bank
3.81%, 06/20/06	145,205	145,217
Toyota Motor Credit Corp.
3.32%, 04/10/06	52,274	52,273
UniCredito Italiano SpA
3.34%, 06/14/06	151,013	150,966
Wachovia Asset Securitization Inc.
3.45%, 08/25/05[4]	289,648	289,648
Wells Fargo & Co.
3.38%, 07/14/06[4]	58,082	58,088
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06[4]	418,190	418,174
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06[4]	303,188	303,178
Winston Funding Ltd.
3.71%, 10/23/05[4]	82,941	82,941
World Savings Bank
3.30%, 09/09/05	40,657	40,657

		11,388,692

MONEY MARKET FUNDS – 0.29%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30%[3,6,7]	464,655	464,655
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33%[6,7]	339,658	339,658
BlackRock Temp Cash Money Market Fund 3.17%[3,7]	16,827	16,827
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25%[3,7]	40,722	40,722

		861,862

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

July 31, 2005

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 1.03%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,074,811 and an effective yield of 3.30%.[8]	$1,074,515	$1,074,515
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,161,958 and an effective yield of 3.30%.[8]	1,161,638	1,161,638
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $784,321 and an effective yield of 3.30%.[8]	784,106	784,106

		3,020,259

TIME DEPOSITS[3] – 1.79%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	174,246	174,246
BNP Paribas (New York)
3.03%, 08/23/05	46,466	46,466
Chase Bank USA N.A.
3.31%, 08/01/05	871,229	871,229
Dexia Bank
3.27%, 08/01/05	290,410	290,410
Fortis Bank NY
3.83% - 3.84%, 01/25/06	174,246	174,247
HBOS Treasury Services PLC
3.39%, 12/14/05	69,698	69,698
Key Bank N.A.
3.31%, 08/01/05	1,045,474	1,045,474
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05[5]	174,246	174,246
National Australia Bank Ltd.
3.31%, 08/01/05	176,959	176,959
Societe Generale
3.31%, 08/01/05	929,311	929,311
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	267,177	267,173
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	92,931	92,930
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	232,328	232,328
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	638,901	638,901
Wilmington Trust Corp.
3.30%, 08/05/05	87,123	87,123

		5,270,741

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,122,546)		25,122,546

TOTAL INVESTMENTS IN SECURITIES – 108.59% (Cost: $325,141,307)		320,030,116
Other Assets, Less Liabilities – (8.59)%		(25,325,281)

NET ASSETS – 100.00%		$294,704,835

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.99%

COMPUTERS – 6.96%
Research in Motion Ltd.[1]	145,735	$10,297,635

		10,297,635

SEMICONDUCTORS – 14.12%
Agere Systems Inc.[1]	141,762	1,586,317
Applied Micro Circuits Corp.[1,2]	338,484	1,018,837
Broadcom Corp. Class A1	162,008	6,929,082
Conexant Systems Inc.[1]	583,446	1,114,382
Marvell Technology Group Ltd.[1]	159,236	6,957,021
PMC-Sierra Inc.1,[2]	181,645	1,785,570
Skyworks Solutions Inc.[1,2]	153,254	1,123,352
Vitesse Semiconductor Corp.[1]	176,428	391,670

		20,906,231

TELECOMMUNICATIONS – 78.91%
ADC Telecommunications Inc.[1,2]	94,037	2,458,127
ADTRAN Inc.	68,451	1,831,749
Avaya Inc.[1]	378,513	3,910,039
CIENA Corp.[1]	452,271	1,013,087
Cisco Systems Inc.[1]	467,853	8,959,385
Comverse Technology Inc.[1]	165,847	4,194,271
Corning Inc.[1]	904,132	17,223,715
Extreme Networks Inc.[1]	105,447	504,037
Foundry Networks Inc.1,[2]	118,528	1,403,371
InterDigital Communications Corp.[1,2]	41,925	752,554
Ixia[1,2]	50,443	995,745
JDS Uniphase Corp.[1]	1,119,990	1,691,185
Juniper Networks Inc.[1]	297,354	7,133,522
Lucent Technologies Inc.1,[2]	2,394,426	7,015,668
Motorola Inc.	864,220	18,304,180
Nortel Networks Corp.[1]	2,623,777	6,900,533
Polycom Inc.[1]	84,751	1,404,324
QUALCOMM Inc.	428,618	16,926,125
Scientific-Atlanta Inc.	130,109	5,009,196
Sonus Networks Inc.[1]	421,807	2,041,546
Sycamore Networks Inc.[1]	219,825	782,577
Tellabs Inc.[1]	381,624	3,709,385
3Com Corp.[1]	347,584	1,265,206
UTStarcom Inc.[1,2]	152,394	1,344,115

		116,773,642

TOTAL COMMON STOCKS (Cost: $164,159,548)		147,977,508

Security	Principal	Value
SHORT-TERM INVESTMENTS – 9.96%

COMMERCIAL PAPER[3] – 1.83%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$54,999	$54,977
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	139,262	138,737
Amsterdam Funding Corp.
3.27%, 08/01/05	34,375	34,374
ANZ National Bank Ltd.
2.94%, 08/15/05	34,375	34,335
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	44,687	44,467
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	75,328	75,295
Chariot Funding LLC
3.28%, 08/05/05	51,701	51,682
Charta LLC
3.31%, 08/11/05	103,124	103,029
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	66,687	66,652
Dorada Finance Inc.
3.76%, 01/26/06	6,875	6,747
Ebury Finance Ltd.
3.47%, 08/30/05	34,375	34,278
Edison Asset Securitization LLC
3.12%, 09/06/05	51,562	51,401
Fairway Finance LLC
3.15%, 09/15/05	61,156	60,915
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	97,282	97,124
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	171,391	171,001
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	223,434	222,325
Giro Funding Corp.
3.30%, 08/05/05	48,124	48,107

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2005

Security	Principal	Value
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	$206,247	$205,824
Lockhart Funding LLC
3.47%, 09/16/05	81,151	80,792
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	96,249	95,901
Park Avenue Receivables Corp.
3.39%, 08/22/05	103,124	102,920
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	146,767	146,310
Park Sienna LLC
3.45%, 08/23/05	51,913	51,804
Prudential Funding LLC
3.31%, 08/01/05	103,124	103,124
Solitaire Funding Ltd.
3.28%, 08/01/05	68,749	68,749
Sydney Capital Corp.
3.21%, 08/17/05	145,542	145,334
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	151,743	151,443
Three Pillars Funding Corp.
3.29%, 08/08/05	84,672	84,618
Ticonderoga Funding LLC
3.29%, 08/09/05	62,069	62,024
Tulip Funding Corp.
3.31%, 08/01/05	103,124	103,124
Windmill Funding Corp.
3.28%, 08/02/05	13,750	13,749

		2,711,162

FLOATING RATE NOTES[3] – 4.56%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06[4]	127,873	127,874
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	185,622	185,624
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	113,436	113,436
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	195,935	195,951
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06[4]	44,687	44,687
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	44,687	44,682
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06[4]	353,370	353,363
BMW US Capital LLC
3.36%, 07/14/06[4]	68,749	68,749
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	233,747	233,732
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06[4]	188,372	188,359
Commodore CDO Ltd.
3.47%, 12/12/05[4]	17,187	17,187
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	240,622	240,622
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	206,247	206,241
DEPFA Bank PLC
3.42%, 03/15/06	68,749	68,749
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06[4]	130,623	130,628
Fairway Finance LLC
3.38%, 10/20/05	27,500	27,499
Fifth Third Bancorp
3.42%, 04/21/06[4]	137,498	137,498

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2005

Security	Principal	Value
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06[4]	$48,124	$48,126
General Electric Capital Corp.
3.45%, 07/07/06	30,937	30,968
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	3,760	3,760
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	79,061	79,061
Hartford Life Global Funding Trust
3.38%, 07/15/06	68,749	68,749
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06[4]	206,247	206,247
HSBC Bank USA N.A.
3.45%, 05/04/06	24,062	24,077
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06[4]	309,371	309,370
Leafs LLC
3.43%, 01/20/06 - 02/21/06[4]	72,185	72,184
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06[4]	268,121	268,154
Lothian Mortgages PLC
3.45%, 01/24/06	68,749	68,749
Marshall & Ilsley Bank
3.53%, 02/20/06	68,749	68,795
Metropolitan Life Global Funding I
3.33%, 08/04/06[4]	103,124	103,124
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	103,124	103,119
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06[4]	254,371	254,401
Nordea Bank AB
3.35%, 08/11/06[4]	120,311	120,311
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06[4]	206,247	206,247
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	264,684	264,684
Principal Life Income Funding Trusts
3.21%, 05/10/06	51,562	51,564
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	195,075	195,027
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06[4]	37,812	37,808
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06[4]	392,557	392,564
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06[4]	68,749	68,749
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	106,561	106,540
Strips III LLC
3.51%, 07/24/06[4,5]	20,625	20,625
SunTrust Bank
3.63%, 04/28/06	103,124	103,124
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06[4]	167,060	167,048
Toronto-Dominion Bank
3.81%, 06/20/06	85,936	85,944
Toyota Motor Credit Corp.
3.32%, 04/10/06	30,937	30,937
UniCredito Italiano SpA
3.34%, 06/14/06	89,374	89,346
Wachovia Asset Securitization Inc.
3.45%, 08/25/05[4]	171,422	171,422
Wells Fargo & Co.
3.38%, 07/14/06[4]	34,375	34,378
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06[4]	247,496	247,486
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06[4]	179,435	179,430

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2005

Security	Shares or Principal	Value
Winston Funding Ltd.
3.71%, 10/23/05[4]	$49,087	$49,087
World Savings Bank
3.30%, 09/09/05	24,062	24,062

		6,740,148

MONEY MARKET FUNDS – 0.25%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30%[3,6,7]	274,996	274,996
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33%[6,7]	66,699	66,699
BlackRock Temp Cash Money Market Fund 3.17%[3,7]	9,959	9,959
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25%[3,7]	24,100	24,100

		375,754

REPURCHASE AGREEMENTS[3] – 1.21%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $636,103 and an effective yield of 3.30%.[8]	$635,928	635,928
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $687,679 and an effective yield of 3.30%.[8]	687,490	687,490
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $464,183 and an effective yield of 3.30%.[8]	464,056	464,056

		1,787,474

TIME DEPOSITS[3] – 2.11%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	103,124	103,123

Security	Principal	Value
BNP Paribas (New York)
3.03%, 08/23/05	$27,500	$27,500
Chase Bank USA N.A.
3.31%, 08/01/05	515,618	515,618
Dexia Bank
3.27%, 08/01/05	171,873	171,873
Fortis Bank NY
3.83% - 3.84%, 01/25/06	103,124	103,124
HBOS Treasury Services PLC
3.39%, 12/14/05	41,249	41,249
Key Bank N.A.
3.31%, 08/01/05	618,741	618,741
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05[5]	103,124	103,123
National Australia Bank Ltd.
3.31%, 08/01/05	104,729	104,729
Societe Generale
3.31%, 08/01/05	549,992	549,992
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	158,123	158,120
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	54,999	54,999
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	137,498	137,497
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	378,120	378,119
Wilmington Trust Corp.
3.30%, 08/05/05	51,562	51,562

		3,119,369

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,733,907)		14,733,907

TOTAL INVESTMENTS IN SECURITIES – 109.95% (Cost: $178,893,455)		162,711,415
Other Assets, Less Liabilities – (9.95)%		(14,725,483)

NET ASSETS – 100.00%		$147,985,932

[1]	Non-income earning security.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

July 31, 2005

[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.

See notes to the financial statements.

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.96%

COMPUTERS – 1.76%
SanDisk Corp.[1]	282,522	$9,554,894

		9,554,894

ELECTRICAL COMPONENTS & EQUIPMENT – 2.44%
ASM Lithography Holding NV NYS[1,2]	754,420	13,277,792

		13,277,792

ELECTRONICS – 0.36%
Cymer Inc.[1]	56,625	1,964,888

		1,964,888

SEMICONDUCTORS – 84.97%
Advanced Micro Devices Inc.[1,2]	616,022	12,369,722
Agere Systems Inc.[1]	281,808	3,153,432
Altera Corp.[1]	579,592	12,675,677
AMIS Holdings Inc.[1,2]	133,343	1,701,457
Amkor Technology Inc.[1]	275,503	1,283,844
Analog Devices Inc.	577,185	22,625,652
Applied Materials Inc.	2,475,726	45,701,902
Applied Micro Circuits Corp.[1,2]	477,887	1,438,440
Atmel Corp.[1,2]	749,213	1,753,158
Axcelis Technologies Inc.[1,2]	156,185	1,079,238
Broadcom Corp. Class A1	432,103	18,481,045
Conexant Systems Inc.[1]	734,654	1,403,189
Cypress Semiconductor Corp.[1,2]	205,512	2,951,152
Entegris Inc.[1,2]	115,312	1,357,222
Fairchild Semiconductor International Inc. Class A1,2	186,672	3,147,290
FormFactor Inc.[1]	61,098	1,597,102
Freescale Semiconductor Inc. Class A1,2	204,414	5,216,645
Freescale Semiconductor Inc. Class B1	421,082	10,842,862
Integrated Circuit Systems Inc.[1]	109,113	2,387,392
Integrated Device Technology Inc.[1]	163,754	1,892,996
Intel Corp.	1,555,346	42,212,090
International Rectifier Corp.[1,2]	100,671	4,736,571
Intersil Corp. Class A2	238,431	4,618,408
KLA-Tencor Corp.	307,086	15,876,346
Lam Research Corp.[1]	216,202	6,150,947
Linear Technology Corp.	477,287	18,547,373
LSI Logic Corp.[1]	604,801	5,902,858
Marvell Technology Group Ltd.[1,2]	435,433	19,024,068
Maxim Integrated Products Inc.[2]	511,548	21,418,515
MEMC Electronic Materials Inc.[1]	326,156	5,541,390
Micrel Inc.[1,2]	136,725	1,653,005
Microchip Technology Inc.	325,201	10,103,995
Micron Technology Inc.[1]	959,038	11,393,371
Microsemi Corp.[1,2]	96,141	2,052,610
MKS Instruments Inc.[1,2]	84,113	1,607,399
National Semiconductor Corp.	544,766	13,461,168
Novellus Systems Inc.	215,386	6,213,886
NVIDIA Corp.[1]	264,300	7,151,958
ON Semiconductor Corp.[1,2]	397,959	2,288,264
PMC-Sierra Inc.[1,2]	281,260	2,764,786
Rambus Inc.[1,2]	155,558	2,044,032
Semtech Corp.[1,2]	115,125	2,113,695
SigmaTel Inc.[1,2]	55,660	1,114,870
Silicon Image Inc.[1,2]	123,237	1,456,661
Silicon Laboratories Inc.[1,2]	82,361	2,410,707
Skyworks Solutions Inc.[1,2]	245,633	1,800,490
ST Microelectronics NV NYS[2]	1,411,411	24,346,840
Teradyne Inc.[1]	305,386	4,742,645
Texas Instruments Inc.	1,537,038	48,816,327
Varian Semiconductor Equipment Associates Inc.[1,2]	57,392	2,382,916
Xilinx Inc.	547,205	15,513,262

		462,520,870

SOFTWARE – 0.91%
ATI Technologies Inc.[1]	393,452	4,953,561

		4,953,561

TELECOMMUNICATIONS – 9.52%
Motorola Inc.	2,363,024	50,048,848
RF Micro Devices Inc.[1]	292,361	1,780,479

		51,829,327

TOTAL COMMON STOCKS (Cost: $522,263,951)		544,101,332

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2005

Security	Principal	Value
SHORT-TERM INVESTMENTS – 12.92%

COMMERCIAL PAPER[3] – 2.38%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$262,410	$262,302
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	664,441	661,936
Amsterdam Funding Corp.
3.27%, 08/01/05	164,006	164,006
ANZ National Bank Ltd.
2.94%, 08/15/05	164,006	163,819
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	213,208	212,157
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	359,403	359,248
Chariot Funding LLC
3.28%, 08/05/05	246,672	246,582
Charta LLC
3.31%, 08/11/05	492,018	491,566
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	318,172	318,010
Dorada Finance Inc.
3.76%, 01/26/06	32,801	32,191
Ebury Finance Ltd.
3.47%, 08/30/05	164,006	163,548
Edison Asset Securitization LLC
3.12%, 09/06/05	246,009	245,241
Fairway Finance LLC
3.15%, 09/15/05	291,783	290,634
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	464,147	463,394
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	817,734	815,873
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	1,066,039	1,060,746
Giro Funding Corp.
3.30%, 08/05/05	229,608	229,524
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	984,036	982,018
Lockhart Funding LLC
3.47%, 09/16/05	387,185	385,469
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	459,217	457,561
Park Avenue Receivables Corp.
3.39%, 08/22/05	492,018	491,045
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	700,250	698,068
Park Sienna LLC
3.45%, 08/23/05	247,685	247,163
Prudential Funding LLC
3.31%, 08/01/05	492,018	492,018
Solitaire Funding Ltd.
3.28%, 08/01/05	328,012	328,012
Sydney Capital Corp.
3.21%, 08/17/05	694,402	693,411
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	723,988	722,557
Three Pillars Funding Corp.
3.29%, 08/08/05	403,983	403,724
Ticonderoga Funding LLC
3.29%, 08/09/05	296,142	295,926
Tulip Funding Corp.
3.31%, 08/01/05	492,018	492,018
Windmill Funding Corp.
3.28%, 08/02/05	65,602	65,596

		12,935,363

FLOATING RATE NOTES[3] – 5.91%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06[4]	610,102	610,106

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2005

Security	Principal	Value
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	$885,633	$885,637
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	541,220	541,220
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	934,834	934,913
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06[4]	213,208	213,208
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	213,208	213,185
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06[4]	1,685,982	1,685,962
BMW US Capital LLC
3.36%, 07/14/06[4]	328,012	328,012
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	1,115,241	1,115,165
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06[4]	898,753	898,690
Commodore CDO Ltd.
3.47%, 12/12/05[4]	82,003	82,003
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	1,148,042	1,148,042
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	984,036	984,005
DEPFA Bank PLC
3.42%, 03/15/06	328,012	328,012
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06[4]	623,223	623,245
Fairway Finance LLC
3.38%, 10/20/05	131,205	131,203
Fifth Third Bancorp
3.42%, 04/21/06[4]	656,024	656,024
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06[4]	229,608	229,614
General Electric Capital Corp.
3.45%, 07/07/06	147,605	147,752
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	17,938	17,938
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	377,214	377,214
Hartford Life Global Funding Trust
3.38%, 07/15/06	328,012	328,012
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06[4]	984,036	984,036
HSBC Bank USA N.A.
3.45%, 05/04/06	114,804	114,875
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06[4]	1,476,054	1,476,054
Leafs LLC
3.43%, 01/20/06 - 02/21/06[4]	344,403	344,403
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06[4]	1,279,247	1,279,408
Lothian Mortgages PLC
3.45%, 01/24/06	328,012	328,012
Marshall & Ilsley Bank
3.53%, 02/20/06	328,012	328,231
Metropolitan Life Global Funding I
3.33%, 08/04/06[4]	492,018	492,018
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	492,018	491,995
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06[4]	1,213,645	1,213,786

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2005

Security	Principal	Value
Nordea Bank AB
3.35%, 08/11/06[4]	$574,021	$574,021
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06[4]	984,036	984,036
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	1,262,846	1,262,846
Principal Life Income Funding Trusts
3.21%, 05/10/06	246,009	246,020
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	930,734	930,501
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06[4]	180,407	180,389
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06[4]	1,872,949	1,872,988
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06[4]	328,012	328,012
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	508,419	508,317
Strips III LLC
3.51%, 07/24/064,[5]	98,404	98,404
SunTrust Bank
3.63%, 04/28/06	492,018	492,018
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06[4]	797,069	797,012
Toronto-Dominion Bank
3.81%, 06/20/06	410,015	410,050
Toyota Motor Credit Corp.
3.32%, 04/10/06	147,605	147,604
UniCredito Italiano SpA
3.34%, 06/14/06	426,416	426,284
Wachovia Asset Securitization Inc.
3.45%, 08/25/05[4]	817,881	817,881
Wells Fargo & Co.
3.38%, 07/14/06[4]	164,006	164,023

Security	Shares or Principal	Value
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06[4]	$1,180,843	$1,180,800
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06[4]	856,111	856,084
Winston Funding Ltd.
3.71%, 10/23/05[4]	234,201	234,201
World Savings Bank
3.30%, 09/09/05	114,804	114,803

		32,158,274

MONEY MARKET FUNDS – 0.33%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30%[3,6,7]	1,312,048	1,312,048
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33%[6,7]	352,857	352,857
BlackRock Temp Cash Money Market Fund 3.17%[3,7]	47,515	47,515
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25%[3,7]	114,987	114,987

		1,827,407

REPURCHASE AGREEMENTS[3] – 1.57%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $3,034,946 and an effective yield of 3.30%.[8]	$3,034,112	3,034,112
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $3,281,023 and an effective yield of 3.30%.[8]	3,280,121	3,280,121

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

July 31, 2005

Security	Principal	Value
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $2,214,690 and an effective yield of 3.30%[8]	$2,214,081	$2,214,081

		8,528,314

TIME DEPOSITS[3] – 2.73%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	492,018	492,018
BNP Paribas (New York)
3.03%, 08/23/05	131,205	131,205
Chase Bank USA N.A.
3.31%, 08/01/05	2,460,090	2,460,090
Dexia Bank
3.27%, 08/01/05	820,030	820,030
Fortis Bank NY
3.83% - 3.84%, 01/25/06	492,018	492,022
HBOS Treasury Services PLC
3.39%, 12/14/05	196,807	196,807
Key Bank N.A.
3.31%, 08/01/05	2,952,109	2,952,108
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05[5]	492,018	492,018
National Australia Bank Ltd.
3.31%, 08/01/05	499,680	499,680
Societe Generale
3.31%, 08/01/05	2,624,096	2,624,096
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	754,428	754,416
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	262,410	262,408
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	656,024	656,024
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	1,804,066	1,804,066
Wilmington Trust Corp.
3.30%, 08/05/05	246,009	246,009

		14,882,997

TOTAL SHORT-TERM INVESTMENTS (Cost: $70,332,355)		$70,332,355

TOTAL INVESTMENTS IN SECURITIES – 112.88% (Cost: $592,596,306)		614,433,687
Other Assets, Less Liabilities – (12.88)%		(70,118,018)

NET ASSETS – 100.00%		$544,315,669

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS – 100.02%

COMPUTERS – 4.41%
Cadence Design Systems Inc.[1,2]	294,342	$4,735,963
Kronos Inc.[1,2]	39,369	1,850,343
Mentor Graphics Corp.[1,2]	86,947	809,477
Synopsys Inc.[1]	147,847	2,736,648

		10,132,431

INTERNET – 21.50%
Check Point Software Technologies Ltd.[1]	266,622	6,006,994
Internet Security Systems Inc.[1,2]	48,854	1,112,406
McAfee Inc.[1]	170,706	5,360,168
RSA Security Inc.[1]	73,677	954,117
Symantec Corp.[1]	1,228,341	26,986,652
TIBCO Software Inc.[1,2]	221,515	1,703,450
VeriSign Inc.[1]	275,805	7,256,429

		49,380,216

SOFTWARE – 71.10%
Activision Inc.[1]	209,087	4,252,830
Adobe Systems Inc.[2]	368,128	10,911,314
Advent Software Inc.[1,2]	35,282	847,826
Autodesk Inc.	241,337	8,251,312
BEA Systems Inc.[1]	410,049	3,715,044
BMC Software Inc.[1]	227,868	4,350,000
Borland Software Corp.[1]	87,432	586,669
Citrix Systems Inc.[1]	178,873	4,262,544
Cognos Inc.[1]	99,075	3,875,814
Computer Associates International Inc.	617,371	16,946,834
Compuware Corp.[1]	398,456	3,358,984
Electronic Arts Inc.[1]	316,168	18,211,277
Fair Isaac Corp.	73,960	2,783,115
FileNET Corp.[1,2]	43,295	1,223,950
Hyperion Solutions Corp.[1]	42,875	2,017,697
Informatica Corp.[1]	91,718	969,459
Intuit Inc.[1]	190,982	9,167,136
Mercury Interactive Corp.[1]	92,752	3,651,646
Microsoft Corp.	767,932	19,666,738
NetIQ Corp.[1]	58,750	672,687
Novell Inc.[1,2]	385,550	2,344,144

Security	Shares or Principal	Value
Open Text Corp.[1]	50,529	$606,853
Oracle Corp.[1]	1,497,752	20,339,472
Parametric Technology Corp.[1]	291,841	2,013,703
Quest Software Inc.[1]	102,906	1,466,410
Red Hat Inc.[1,2]	175,840	2,679,802
Salesforce.com Inc.[1,2]	109,769	2,585,060
Siebel Systems Inc.	536,463	4,506,289
Sybase Inc.[1,2]	93,224	1,983,807
Take-Two Interactive Software Inc.[1,2]	77,850	1,915,888
THQ Inc.[1,2]	44,751	1,565,390
Wind River Systems Inc.[1]	90,640	1,549,038

		163,278,732

TELECOMMUNICATIONS – 3.01%
Amdocs Ltd.[1,2]	208,311	6,184,754
Aspect Communications Corp.[1]	62,409	713,335

		6,898,089

TOTAL COMMON STOCKS (Cost: $242,487,187)		229,689,468

SHORT-TERM INVESTMENTS – 8.42%

COMMERCIAL PAPER[3] – 1.55%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$72,219	72,191
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	182,865	182,185
Amsterdam Funding Corp.
3.27%, 08/01/05	45,137	45,137
ANZ National Bank Ltd.
2.94%, 08/15/05	45,137	45,086
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	58,678	58,389
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	98,914	98,870
Chariot Funding LLC
3.28%, 08/05/05	67,888	67,863
Charta LLC
3.31%, 08/11/05	135,411	135,287

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2005

Security	Principal	Value
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	$87,566	$87,521
Dorada Finance Inc.
3.76%, 01/26/06	9,027	8,860
Ebury Finance Ltd.
3.47%, 08/30/05	45,137	45,011
Edison Asset Securitization LLC
3.12%, 09/06/05	67,706	67,494
Fairway Finance LLC
3.15%, 09/15/05	80,304	79,987
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	127,741	127,534
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	225,054	224,541
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	293,392	291,935
Giro Funding Corp.
3.30%, 08/05/05	63,192	63,169
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	270,823	270,268
Lockhart Funding LLC
3.47%, 09/16/05	106,560	106,087
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	126,384	125,927
Park Avenue Receivables Corp.
3.39%, 08/22/05	135,411	135,144
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	192,720	192,120
Park Sienna LLC
3.45%, 08/23/05	68,167	68,023
Prudential Funding LLC
3.31%, 08/01/05	135,411	135,411
Solitaire Funding Ltd.
3.28%, 08/01/05	90,274	90,274
Sydney Capital Corp.
3.21%, 08/17/05	191,111	190,838
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	199,253	198,859
Three Pillars Funding Corp.
3.29%, 08/08/05	111,183	111,112
Ticonderoga Funding LLC
3.29%, 08/09/05	81,503	81,444
Tulip Funding Corp.
3.31%, 08/01/05	135,411	135,411
Windmill Funding Corp.
3.28%, 08/02/05	18,055	18,053

		3,560,031

FLOATING RATE NOTES[3] – 3.86%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06[4]	167,910	167,911
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	243,741	243,742
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	148,953	148,953
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	257,282	257,304
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06[4]	58,678	58,678
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	58,678	58,672
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06[4]	464,010	464,005
BMW US Capital LLC
3.36%, 07/14/06[4]	90,274	90,274
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	306,933	306,911

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2005

Security	Principal	Value
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06[4]	$247,352	$247,334
Commodore CDO Ltd.
3.47%, 12/12/05[4]	22,569	22,569
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	315,960	315,960
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	270,823	270,814
DEPFA Bank PLC
3.42%, 03/15/06	90,274	90,274
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06[4]	171,521	171,527
Fairway Finance LLC
3.38%, 10/20/05	36,110	36,109
Fifth Third Bancorp
3.42%, 04/21/06[4]	180,549	180,549
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06[4]	63,192	63,194
General Electric Capital Corp.
3.45%, 07/07/06	40,623	40,664
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	4,937	4,937
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	103,815	103,815
Hartford Life Global Funding Trust
3.38%, 07/15/06	90,274	90,274
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06[4]	270,823	270,822
HSBC Bank USA N.A.
3.45%, 05/04/06	31,596	31,615
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06[4]	406,234	406,234
Leafs LLC
3.43%, 01/20/06 - 02/21/06[4]	94,785	94,786
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06[4]	352,070	352,115
Lothian Mortgages PLC
3.45%, 01/24/06	90,274	90,274
Marshall & Ilsley Bank
3.53%, 02/20/06	90,274	90,334
Metropolitan Life Global Funding I
3.33%, 08/04/06[4]	135,411	135,411
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	135,411	135,405
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06[4]	334,015	334,053
Nordea Bank AB
3.35%, 08/11/06[4]	157,980	157,980
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06[4]	270,823	270,823
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	347,556	347,556
Principal Life Income Funding Trusts
3.21%, 05/10/06	67,706	67,709
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	256,153	256,089
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06[4]	49,651	49,646
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06[4]	515,466	515,476
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06[4]	90,274	90,274
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	139,925	139,897

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2005

Security	Shares or Principal	Value
Strips III LLC
3.51%, 07/24/06[4,5]	$27,082	$27,082
SunTrust Bank
3.63%, 04/28/06	135,411	135,411
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06[4]	219,367	219,351
Toronto-Dominion Bank
3.81%, 06/20/06	112,843	112,853
Toyota Motor Credit Corp.
3.32%, 04/10/06	40,623	40,623
UniCredito Italiano SpA
3.34%, 06/14/06	117,357	117,320
Wachovia Asset Securitization Inc.
3.45%, 08/25/05[4]	225,094	225,094
Wells Fargo & Co.
3.38%, 07/14/06[4]	45,137	45,142
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06[4]	324,987	324,975
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06[4]	235,616	235,609
Winston Funding Ltd.
3.71%, 10/23/05[4]	64,456	64,456
World Savings Bank
3.30%, 09/09/05	31,596	31,596

		8,850,481

MONEY MARKET FUNDS – 0.21%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30%[3,6,7]	361,097	361,097
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33%[6,7]	69,033	69,033
BlackRock Temp Cash Money Market Fund 3.17%[3,7]	13,077	13,077

Security	Shares or Principal	Value
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25%[3,7]	31,646	$31,646

		474,853

REPURCHASE AGREEMENTS[3] – 1.02%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $835,267 and an effective yield of 3.30%.[8]	$835,037	835,037
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $902,991 and an effective yield of 3.30%.[8]	902,743	902,743
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, Due 8/1/05, with a maturity value of $609,519 and an effective yield of 3.30%.[8]	609,352	609,352

		2,347,132

TIME DEPOSITS[3] – 1.78%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	135,411	135,411
BNP Paribas (New York)
3.03%, 08/23/05	36,110	36,110
Chase Bank USA N.A.
3.31%, 08/01/05	677,057	677,057
Dexia Bank
3.27%, 08/01/05	225,686	225,686
Fortis Bank NY
3.83% - 3.84%, 01/25/06	135,411	135,412
HBOS Treasury Services PLC
3.39%, 12/14/05	54,165	54,165
Key Bank N.A.
3.31%, 08/01/05	812,469	812,469
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05[5]	135,411	135,411

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

July 31, 2005

Security	Principal	Value
National Australia Bank Ltd.
3.31%, 08/01/05	$137,520	$137,520
Societe Generale
3.31%, 08/01/05	722,195	722,194
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	207,631	207,628
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	72,219	72,219
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	180,549	180,548
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	496,509	496,509
Wilmington Trust Corp.
3.30%, 08/05/05	67,706	67,706

		4,096,045

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,328,542)		19,328,542

TOTAL INVESTMENTS IN SECURITIES – 108.44% (Cost: $261,815,729)		249,018,010
Other Assets, Less Liabilities – (8.44)%		(19,376,603)

NET ASSETS – 100.00%		$229,641,407

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.

See notes to the financial statements.

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.93%

CHEMICALS – 0.33%
Ashland Inc.	42,861	$2,633,808

		2,633,808

COAL – 1.45%
Alpha Natural Resources Inc.[1]	35,943	1,006,404
Arch Coal Inc.[2]	36,637	2,085,378
CONSOL Energy Inc.	52,877	3,561,795
Peabody Energy Corp.	74,998	4,930,369

		11,583,946

ENERGY - ALTERNATE SOURCES – 0.13%
Headwaters Inc.[1,2]	24,301	1,038,868

		1,038,868

ENGINEERING & CONSTRUCTION – 0.11%
McDermott International Inc.[1]	38,600	914,434

		914,434

FOREST PRODUCTS & PAPER – 4.49%
Abitibi-Consolidated Inc.	248,358	1,184,668
Bowater Inc.[2]	34,195	1,156,133
Domtar Inc.	137,499	1,003,743
Georgia-Pacific Corp.	150,679	5,145,688
International Paper Co.[2]	282,163	8,916,351
Louisiana-Pacific Corp.	66,311	1,778,461
MeadWestvaco Corp.	119,753	3,499,183
Potlatch Corp.	17,902	1,034,736
Temple-Inland Inc.	65,859	2,620,530
Weyerhaeuser Co.[2]	139,645	9,632,712

		35,972,205

MANUFACTURING – 0.10%
Matthews International Corp. Class A	20,021	780,819

		780,819

MINING – 9.41%
Aber Diamond Corp.	30,803	957,354
Agnico-Eagle Mines Ltd.	45,850	560,287
Alcan Inc.[2]	213,485	7,211,523
Alcoa Inc.	500,187	14,030,245
Barrick Gold Corp.[2]	308,015	7,546,367
Bema Gold Corp.[1]	209,758	455,175
Cameco Corp.	99,279	4,661,149
Coeur d’Alene Mines Corp.[1,2]	127,711	453,374
Falconbridge Ltd.	206,319	4,258,424
Freeport-McMoRan Copper & Gold Inc.[2]	104,012	4,189,603
Glamis Gold Ltd.[1,2]	76,899	1,343,426
Goldcorp Inc.[2]	191,184	3,108,652
IAMGOLD Corp.	77,995	503,068
Inco Ltd.[2]	109,489	4,486,859
Kinross Gold Corp.[1]	184,449	1,025,536
Meridian Gold Inc.[1]	57,920	1,033,293
Newmont Mining Corp.	236,664	8,886,733
Novelis Inc.	44,221	1,228,459
Phelps Dodge Corp.	56,000	5,961,200
Placer Dome Inc.	251,196	3,484,089

		75,384,816

OIL & GAS – 68.06%
Amerada Hess Corp.	52,631	6,203,090
Anadarko Petroleum Corp.	134,670	11,898,095
Apache Corp.	187,322	12,812,825
BP PLC ADR	945,213	62,270,632
Burlington Resources Inc.	219,273	14,057,592
Cabot Oil & Gas Corp.[2]	27,630	1,119,568
Canadian Natural Resources Ltd.[2]	306,005	12,723,688
Cheniere Energy Inc.[1,2]	30,258	1,028,469
Chesapeake Energy Corp.	179,211	4,679,199
Chevron Corp.	1,049,508	60,881,959
Cimarex Energy Co.[1]	46,133	1,934,818
ConocoPhillips	792,919	49,628,800
Denbury Resources Inc.[1,2]	31,914	1,493,575
Devon Energy Corp.	269,408	15,111,095
Diamond Offshore Drilling Inc.[2]	72,249	4,122,528
EnCana Corp.	502,243	20,767,748
ENSCO International Inc.	87,005	3,513,262
EOG Resources Inc.[2]	135,690	8,290,659
Exxon Mobil Corp.	1,005,120	59,050,800
Forest Oil Corp.[1,2]	34,997	1,566,466
Frontier Oil Corp.	30,409	852,060
GlobalSantaFe Corp.[2]	135,517	6,096,910
Grey Wolf Inc.[1,2]	101,527	778,712
Helmerich & Payne Inc.[2]	28,934	1,652,710
Houston Exploration Co.[1]	16,818	971,912
Kerr-McGee Corp.	65,974	5,291,775

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2005

Security	Shares	Value
Marathon Oil Corp.	198,654	$11,593,447
Murphy Oil Corp.[2]	105,007	5,569,571
Nabors Industries Ltd.[1]	89,945	5,886,900
Newfield Exploration Co.[1]	72,505	3,080,737
Nexen Inc.	148,359	5,518,955
Noble Corp.	77,138	5,182,131
Noble Energy Inc.	49,689	4,099,839
Occidental Petroleum Corp.	226,905	18,669,743
Patterson-UTI Energy Inc.	97,223	3,191,831
Petro-Canada	148,374	10,657,704
PetroKazakhstan Inc. Class A2	42,824	1,805,888
Pioneer Natural Resources Co.	82,460	3,572,992
Plains Exploration & Production Co.[1]	43,785	1,687,912
Pogo Producing Co.	36,004	1,981,300
Precision Drilling Corp.[1]	70,429	2,962,244
Premcor Inc.	50,972	3,906,494
Pride International Inc.[1]	90,090	2,344,142
Quicksilver Resources Inc.[1,2]	42,807	1,813,305
Range Resources Corp.	46,367	1,416,048
Rowan Companies Inc.	63,624	2,173,396
Spinnaker Exploration Co.[1,2]	21,008	824,354
St. Mary Land & Exploration Co.[2]	32,123	1,015,087
Stone Energy Corp.[1,2]	16,826	895,311
Suncor Energy Inc.	260,724	12,749,404
Sunoco Inc.	39,143	4,921,449
Talisman Energy Inc.[2]	209,521	9,147,687
Tesoro Corp.	39,083	1,884,582
TODCO Class A1	32,822	1,007,964
Transocean Inc.[1]	185,637	10,475,496
Ultra Petroleum Corp.[1,2]	86,962	3,297,599
Unit Corp.[1]	25,504	1,211,440
Unocal Corp.	155,090	10,057,587
Valero Energy Corp.	146,158	12,098,959
Vintage Petroleum Inc.	39,043	1,371,581
W&T Offshore Inc.	35,992	1,003,817
XTO Energy Inc.	205,229	7,201,486

		545,077,329

OIL & GAS SERVICES – 10.90%
Baker Hughes Inc.	192,850	10,903,739
BJ Services Co.	92,218	5,624,376
Cal Dive International Inc.[1,2]	22,160	1,312,315

Security	Shares or Principal	Value
CARBO Ceramics Inc.[2]	8,989	$781,054
Cooper Cameron Corp.[1]	32,365	2,297,268
FMC Technologies Inc.[1,2]	41,621	1,508,761
Grant Prideco Inc.[1]	70,370	2,258,877
Halliburton Co.	289,703	16,237,853
Hanover Compressor Co.[1]	53,220	773,819
Maverick Tube Corp.[1]	25,378	841,788
National Oilwell Varco Inc.[1]	97,484	5,103,287
Schlumberger Ltd.	337,026	28,222,557
Seacor Holdings Inc.[1,2]	15,119	1,001,483
Smith International Inc.[2]	60,947	4,140,739
Tidewater Inc.	32,574	1,315,012
Weatherford International Ltd.[1,2]	78,342	4,957,482

		87,280,410

PACKAGING & CONTAINERS – 0.17%
Packaging Corp. of America[2]	64,901	1,379,146

		1,379,146

PIPELINES – 4.28%
El Paso Corp.[2]	369,934	4,439,208
Enbridge Inc.[2]	196,587	5,669,569
Kinder Morgan Inc.[2]	70,056	6,225,176
Questar Corp.	48,767	3,422,468
TransCanada Corp.	275,186	7,526,337
Williams Companies Inc.	327,739	6,961,176

		34,243,934

REAL ESTATE INVESTMENT TRUSTS – 0.50%
Plum Creek Timber Co. Inc.	106,798	4,042,304

		4,042,304

TOTAL COMMON STOCKS (Cost: $630,917,272)		800,332,019

SHORT-TERM INVESTMENTS – 6.71%

COMMERCIAL PAPER[3] – 1.23%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$199,730	199,648
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	505,731	503,825

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2005

Security	Principal	Value
Amsterdam Funding Corp.
3.27%, 08/01/05	$124,831	$124,831
ANZ National Bank Ltd.
2.94%, 08/15/05	124,831	124,690
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	162,280	161,480
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	273,555	273,436
Chariot Funding LLC
3.28%, 08/05/05	187,751	187,683
Charta LLC
3.31%, 08/11/05	374,493	374,149
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	242,172	242,049
Dorada Finance Inc.
3.76%, 01/26/06	24,966	24,502
Ebury Finance Ltd.
3.47%, 08/30/05	124,831	124,482
Edison Asset Securitization LLC
3.12%, 09/06/05	187,247	186,662
Fairway Finance LLC
3.15%, 09/15/05	222,087	221,213
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	353,280	352,707
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	622,408	620,991
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	811,402	807,373
Giro Funding Corp.
3.30%, 08/05/05	174,764	174,700
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	748,987	747,451
Lockhart Funding LLC
3.47%, 09/16/05	294,701	293,395
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	349,527	348,267
Park Avenue Receivables Corp.
3.39%, 08/22/05	374,493	373,753
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	532,987	531,325
Park Sienna LLC
3.45%, 08/23/05	188,522	188,125
Prudential Funding LLC
3.31%, 08/01/05	374,493	374,493
Solitaire Funding Ltd.
3.28%, 08/01/05	249,662	249,662
Sydney Capital Corp.
3.21%, 08/17/05	528,535	527,781
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	551,055	549,965
Three Pillars Funding Corp.
3.29%, 08/08/05	307,487	307,290
Ticonderoga Funding LLC
3.29%, 08/09/05	225,405	225,240
Tulip Funding Corp.
3.31%, 08/01/05	374,493	374,493
Windmill Funding Corp.
3.28%, 08/02/05	49,932	49,928

		9,845,589

FLOATING RATE NOTES[3] – 3.06%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06[4]	464,372	464,374
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	674,088	674,092
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	411,943	411,943
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	711,538	711,597
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06[4]	162,280	162,280

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2005

Security	Principal	Value
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	$162,280	$162,263
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06[4]	1,283,264	1,283,249
BMW US Capital LLC
3.36%, 07/14/06[4]	249,662	249,662
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	848,852	848,794
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06[4]	684,075	684,029
Commodore CDO Ltd.
3.47%, 12/12/05[4]	62,416	62,416
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	873,818	873,818
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	748,987	748,964
DEPFA Bank PLC
3.42%, 03/15/06	249,662	249,662
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06[4]	474,358	474,375
Fairway Finance LLC
3.38%, 10/20/05	99,865	99,864
Fifth Third Bancorp
3.42%, 04/21/06[4]	499,325	499,325
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06[4]	174,764	174,768
General Electric Capital Corp.
3.45%, 07/07/06	112,348	112,459
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	13,653	13,653
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	287,112	287,111
Hartford Life Global Funding Trust
3.38%, 07/15/06	249,662	249,662
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06[4]	748,987	748,986
HSBC Bank USA N.A.
3.45%, 05/04/06	87,382	87,435
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06[4]	1,123,480	1,123,480
Leafs LLC
3.43%, 01/20/06 - 02/21/06[4]	262,138	262,139
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06[4]	973,683	973,807
Lothian Mortgages PLC
3.45%, 01/24/06	249,662	249,662
Marshall & Ilsley Bank
3.53%, 02/20/06	249,662	249,829
Metropolitan Life Global Funding I
3.33%, 08/04/06[4]	374,493	374,493
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	374,493	374,476
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06[4]	923,750	923,858
Nordea Bank AB
3.35%, 08/11/06[4]	436,909	436,909
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06[4]	748,987	748,987
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	961,200	961,200
Principal Life Income Funding Trusts
3.21%, 05/10/06	187,247	187,255
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	708,417	708,239

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2005

Security	Principal	Value
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06[4]	$137,314	$137,301
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06[4]	1,425,572	1,425,600
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06[4]	249,662	249,662
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	386,977	386,899
Strips III LLC
3.51%, 07/24/06[4,5]	74,899	74,899
SunTrust Bank
3.63%, 04/28/06	374,493	374,493
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06[4]	606,679	606,636
Toronto-Dominion Bank
3.81%, 06/20/06	312,078	312,105
Toyota Motor Credit Corp.
3.32%, 04/10/06	112,348	112,347
UniCredito Italiano SpA
3.34%, 06/14/06	324,561	324,461
Wachovia Asset Securitization Inc.
3.45%, 08/25/05[4]	622,520	622,520
Wells Fargo & Co.
3.38%, 07/14/06[4]	124,831	124,844
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06[4]	898,784	898,751
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06[4]	651,619	651,597
Winston Funding Ltd.
3.71%, 10/23/05[4]	178,259	178,259
World Savings Bank
3.30%, 09/09/05	87,382	87,381

		24,476,870

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.20%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30%[3,6,7]	998,649	$998,649
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33%[6,7]	481,722	481,722
BlackRock Temp Cash Money Market Fund 3.17%[3,7]	36,165	36,165
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25%[3,7]	87,521	87,521

		1,604,057

REPURCHASE AGREEMENTS[3] – 0.81%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $2,310,011 and an effective yield of 3.30%.[8]	$2,309,376	2,309,376
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $2,497,309 and an effective yield of 3.30%.[8]	2,496,623	2,496,623
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $1,685,684 and an effective yield of 3.30%.[8]	1,685,220	1,685,220

		6,491,219

TIME DEPOSITS[3] – 1.41%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	374,493	374,493
BNP Paribas (New York)
3.03%, 08/23/05	99,865	99,865

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

July 31, 2005

Security	Principal	Value
Chase Bank USA N.A.
3.31%, 08/01/05	$1,872,467	$1,872,467
Dexia Bank
3.27%, 08/01/05	624,156	624,156
Fortis Bank NY
3.83% - 3.84%, 01/25/06	374,493	374,496
HBOS Treasury Services PLC
3.39%, 12/14/05	149,797	149,797
Key Bank N.A.
3.31%, 08/01/05	2,246,961	2,246,961
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05[5]	374,493	374,493
National Australia Bank Ltd.
3.31%, 08/01/05	380,326	380,326
Societe Generale
3.31%, 08/01/05	1,997,298	1,997,298
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	574,223	574,214
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	199,730	199,729
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	499,325	499,324
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	1,373,143	1,373,142
Wilmington Trust Corp.
3.30%, 08/05/05	187,247	187,247

		11,328,008

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,745,743)		53,745,743

TOTAL INVESTMENTS IN SECURITIES – 106.64% (Cost: $684,663,015)		854,077,762
Other Assets, Less Liabilities – (6.64)%		(53,191,494)

NET ASSETS – 100.00%		$800,886,268

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.

See notes to the financial statements.

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.21%
ADVO Inc.	24	$844
Catalina Marketing Corp.	40	957
Donnelley (R.H.) Corp.[1]	24	1,572
Getty Images Inc.[1,2]	36	2,907
Harte-Hanks Inc.	44	1,197
Interpublic Group of Companies Inc.[1,2]	395	4,937
Omnicom Group Inc.	151	12,815
Publicis Groupe ADR	104	3,548

		28,777

AEROSPACE & DEFENSE – 1.30%
AAR Corp.[1]	24	431
Alliant Techsystems Inc.[1]	32	2,336
Armor Holdings Inc.[1]	20	818
Boeing Co. (The)	604	39,870
CAE Inc.	204	1,159
Curtiss-Wright Corp.	22	1,351
DRS Technologies Inc.	20	1,040
EDO Corp.	12	370
Esterline Technologies Corp.[1]	44	1,881
GenCorp Inc.[1]	32	645
General Dynamics Corp.	136	15,666
Goodrich (B.F.) Co.	96	4,247
L-3 Communications Holdings Inc.	95	7,432
Lockheed Martin Corp.	296	18,470
Moog Inc. Class A1	24	758
Northrop Grumman Corp.	288	15,970
Orbital Sciences Corp.[1,2]	40	461
Raytheon Co.	344	13,530
Rockwell Collins Inc.	136	6,637
Sequa Corp. Class A1	4	294
Teledyne Technologies Inc.[1]	24	911
Titan Corp. (The)[1]	76	1,755
Triumph Group Inc.[1]	12	484
United Industrial Corp.	8	296
United Technologies Corp.	798	40,459

		177,271

AGRICULTURE – 1.26%
Alliance One International Inc.	72	436
Altria Group Inc.	1,659	111,087
Bunge Ltd.	84	5,157
Delta & Pine Land Co.	28	749
Gallaher Group PLC ADR	129	7,358
Imperial Tobacco Group ADR	312	16,236
Loews Corp. - Carolina Group	88	3,426
Monsanto Co.	219	14,754
Reynolds American Inc.	68	5,665
Tejon Ranch Co.[1]	8	491
Universal Corp.	20	954
UST Inc.	131	6,029
Vector Group Ltd.[2]	19	369

		172,711

AIRLINES – 0.15%
Air France-KLM ADR	108	1,760
AirTran Holdings Inc.[1,2]	68	778
Alaska Air Group Inc.[1]	24	839
AMR Corp.[1]	235	3,302
British Airways PLC ADR[1]	44	2,149
China Eastern Airlines Corp. Ltd. ADR	12	203
China Southern Airlines Co. Ltd. ADR[1]	20	300
Continental Airlines Inc. Class B1,2	135	2,134
LAN Airlines SA ADR	32	1,162
Southwest Airlines Co.	588	8,344

		20,971

APPAREL – 0.35%
Benetton Group SpA ADR	24	476
Coach Inc.[1]	304	10,673
Gildan Activewear Inc.[1]	32	939
Hartmarx Corp.[1]	28	286
Jones Apparel Group Inc.	104	3,179
Kellwood Co.	24	583
Liz Claiborne Inc.	92	3,828
Nike Inc. Class B	144	12,067
Oxford Industries Inc.[2]	12	564
Phillips-Van Heusen Corp.	20	678
Polo Ralph Lauren Corp.	44	2,167
Quiksilver Inc.[1]	88	1,477
Reebok International Ltd.[2]	40	1,692
Russell Corp.	24	454
Skechers U.S.A. Inc. Class A1	16	263

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Stride Rite Corp.	32	$448
Timberland Co. Class A1	32	1,068
Tommy Hilfiger Corp.[1]	83	1,106
VF Corp.	72	4,251
Wolverine World Wide Inc.	48	1,056

		47,255

AUTO MANUFACTURERS – 1.52%
DaimlerChrysler AG2	676	32,732
Fiat SpA ADR[1]	460	3,896
Ford Motor Co.	1,452	15,594
General Motors Corp.[2]	401	14,765
Honda Motor Co. Ltd. ADR	1,524	39,273
Navistar International Corp.[1]	52	1,776
Oshkosh Truck Corp.	28	2,374
Toyota Motor Corp. ADR	1,260	95,584
Wabash National Corp.	55	1,183

		207,177

AUTO PARTS & EQUIPMENT – 0.27%
American Axle & Manufacturing Holdings Inc.	24	661
ArvinMeritor Inc.	56	1,068
Autoliv Inc.	80	3,564
BorgWarner Inc.	48	2,792
Cooper Tire & Rubber Co.	60	1,207
Dana Corp.	124	1,948
Goodyear Tire & Rubber Co. (The)1,[2]	144	2,507
Johnson Controls Inc.	156	8,961
Lear Corp.	56	2,395
Magna International Inc. Class A	80	6,168
Raytech Corp.[1]	1,026	1,282
Superior Industries International Inc.[2]	56	1,307
Tenneco Automotive Inc.[1]	32	603
TRW Automotive Holdings Corp.[1]	20	533
Visteon Corp.	280	2,492

		37,488

BANKS – 10.56%
ABN AMRO Holding NV ADR	1,470	36,706
Allied Irish Banks PLC ADR	360	15,592
AmSouth Bancorp[2]	288	8,038
Assurant Inc.	76	2,808
Australia & New Zealand Banking Group Ltd. ADR	296	24,080
Banco Bilbao Vizcaya Argentaria SA ADR[2]	2,800	47,040
Banco de Chile ADR	44	1,635
Banco Latinoamericano de Exportaciones SA	24	427
Banco Santander Central Hispano SA ADR[2]	4,976	61,255
Banco Santander Chile SA ADR	52	1,783
BancorpSouth Inc.	60	1,397
Bank of America Corp.	3,264	142,310
Bank of Hawaii Corp.	44	2,259
Bank of Ireland ADR	188	12,765
Bank of Montreal	412	20,551
Bank of New York Co. Inc. (The)	640	19,699
Bank of Nova Scotia	832	28,413
Barclays PLC ADR[3]	1,299	51,323
BB&T Corp.	451	18,861
Canadian Imperial Bank of Commerce	296	19,329
Capitol Bancorp Ltd.	8	284
Central Pacific Financial Corp.	39	1,423
Chittenden Corp.[2]	40	1,172
City National Corp.	36	2,631
Colonial BancGroup Inc. (The)	104	2,420
Comerica Inc.	132	8,065
Commerce Bancorp Inc.[2]	128	4,343
Community Bank System Inc.	24	577
Credicorp Ltd.	28	598
Credit Suisse Group PLC ADR	984	41,230
Cullen/Frost Bankers Inc.	44	2,204
Deutsche Bank AG	443	38,319
First BanCorp (Puerto Rico)[2]	64	1,569
First Commonwealth Financial Corp.	48	670
First Horizon National Corp.	104	4,242
First Marblehead Corp. (The)[1]	28	973
First Republic Bank	19	720
FNB Corp. (Pennsylvania)[2]	40	790
Fremont General Corp.	56	1,369
Genworth Financial Inc. Class A	155	4,861
HDFC Bank Ltd. ADR	80	4,064

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Hibernia Corp. Class A	128	$4,329
HSBC Holdings PLC ADR	1,815	146,997
Hudson United Bancorp	36	1,508
ICICI Bank Ltd. ADR	248	6,550
Irwin Financial Corp.[2]	16	353
KeyCorp	344	11,779
Kookmin Bank ADR[1]	267	14,066
Lloyds TSB Group PLC ADR	1,151	39,295
M&T Bank Corp.[2]	70	7,596
Marshall & Ilsley Corp.	172	7,898
Mellon Financial Corp.	356	10,844
Mitsubishi Tokyo Financial Group Inc. ADR	5,324	44,189
National Australia Bank Ltd. ADR[2]	248	29,381
National Bank of Greece SA ADR	1,263	9,157
National City Corp.	480	17,717
North Fork Bancorp Inc.[2]	363	9,943
Old National Bancorp	59	1,283
Oriental Financial Group Inc.	47	750
PNC Financial Services Group	236	12,938
R&G Financial Corp. Class B	24	379
Regions Financial Corp.[2]	380	12,783
Royal Bank of Canada	540	34,193
Sanpaolo IMI SpA ADR[2]	444	12,827
State Street Corp.	276	13,728
Sterling Bancorp	12	270
SunTrust Banks Inc.	279	20,289
Synovus Financial Corp.	208	6,151
TCF Financial Corp.	112	3,077
TD Banknorth Inc.	117	3,484
Toronto-Dominion Bank	572	26,146
U.S. Bancorp	1,515	45,541
UBS AG	830	68,027
UnionBanCal Corp.	40	2,854
USB Holding Co. Inc.	12	297
Valley National Bancorp	81	1,908
W Holding Co. Inc.	96	1,026
Wachovia Corp.	1,296	65,292
Wells Fargo & Co.	1,372	84,158
Westpac Banking Corp. ADR	296	22,129
Wilmington Trust Corp.	56	2,101

		1,442,028

BEVERAGES – 1.76%
Anheuser-Busch Companies Inc.	601	26,654
Brown-Forman Corp. Class A	12	737
Brown-Forman Corp. Class B	24	1,403
Coca Cola Bottling Co. SA ADR	88	2,529
Coca-Cola Co. (The)	1,806	79,031
Coca-Cola Enterprises Inc.	196	4,606
Coca-Cola Femsa SA ADR	24	684
Compania Cervecerias Unidas ADR	40	1,120
Constellation Brands Inc.[1]	144	3,946
Cott Corp.[1]	40	928
Diageo PLC ADR	600	33,402
Embotelladora Andina SA Class A ADR	48	686
Embotelladora Andina SA Class B ADR	48	768
Molson Coors Brewing Co. Class B	44	2,759
Pepsi Bottling Group Inc.	136	3,966
PepsiAmericas Inc.	68	1,753
PepsiCo Inc.	1,362	74,270
Vina Concha y Toro SA ADR	8	760

		240,002

BIOTECHNOLOGY – 0.32%
Applera Corp. - Celera Genomics Group[1]	128	1,580
Cambrex Corp.	20	393
Charles River Laboratories International Inc.[1]	68	3,312
Enzo Biochem Inc.1,[2]	39	654
Genentech Inc.[1]	393	35,107
Millipore Corp.[1]	36	2,206

		43,252

BUILDING MATERIALS – 0.59%
American Standard Companies Inc.	144	6,376
Cemex SA de CV ADR	222	10,470
Comfort Systems USA Inc.[1]	32	248
Eagle Materials Inc.[2]	8	822
Eagle Materials Inc. Class B	8	797
ElkCorp	12	400
Florida Rock Industries Inc.[2]	48	2,635
Hanson PLC ADR	140	7,035
Lafarge North America Inc.	24	1,675
Lafarge SA ADR	552	13,082
Lennox International Inc.	40	977

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Martin Marietta Materials Inc.	40	$2,908
Masco Corp.	364	12,343
Masisa SA ADR	12	232
NCI Building Systems Inc.[1]	16	618
Rinker Group Ltd. ADR	160	9,190
Royal Group Technologies Ltd.[1]	56	555
Simpson Manufacturing Co. Inc.	32	1,226
Texas Industries Inc.	16	1,178
Trex Co. Inc.1,[2]	8	235
USG Corp.[1,2]	28	1,369
Vulcan Materials Co.	64	4,495
York International Corp.	32	1,367

		80,233

CHEMICALS – 1.93%
Agrium Inc.	104	2,378
Air Products & Chemicals Inc.	176	10,518
Airgas Inc.	52	1,534
Albemarle Corp.	28	1,067
Arch Chemicals Inc.	20	515
Ashland Inc.	56	3,441
BASF AG ADR	439	31,081
Bayer AG ADR	618	22,050
BOC Group PLC ADR	204	7,787
Cabot Corp.	52	1,799
Chemtura Corp.	236	3,715
Ciba Specialty Chemicals AG ADR	112	3,352
Cytec Industries Inc.	28	1,271
Dow Chemical Co. (The)	760	36,442
Du Pont (E.I.) de Nemours and Co.	812	34,656
Eastman Chemical Co.	64	3,545
Ecolab Inc.	152	5,104
Engelhard Corp.	104	2,984
Ferro Corp.	32	720
FMC Corp.[1]	28	1,693
Fuller (H.B.) Co.	24	829
Georgia Gulf Corp.	28	888
Grace (W.R.) & Co.[1]	48	401
Hercules Inc.[1]	84	1,176
Imperial Chemical Industries PLC ADR	244	4,548
International Flavors & Fragrances Inc.	68	2,579
Koor Industries Ltd. ADR[1]	40	459
Lubrizol Corp.	44	1,936
Lyondell Chemical Co.	195	5,448
MacDermid Inc.	20	662
Minerals Technologies Inc.	16	996
Mosaic Co. (The)[1,2]	84	1,462
Nova Chemicals Corp.	72	2,520
Octel Corp.	67	1,151
Olin Corp.	56	1,028
OM Group Inc.[1]	24	562
PolyOne Corp.[1]	76	543
Potash Corp. of Saskatchewan	88	9,377
PPG Industries Inc.	140	9,104
Praxair Inc.	259	12,792
Rhodia SA ADR[1]	1,096	2,258
Rohm & Haas Co.[2]	120	5,527
RPM International Inc.	96	1,800
Sensient Technologies Corp.	36	684
SGL Carbon AG ADR[1]	136	636
Sherwin-Williams Co. (The)	99	4,713
Sinopec Shanghai Petrochemical Co. Ltd. ADR	20	717
Sociedad Quimica y Minera de Chile SA ADR	8	976
Spartech Corp.	24	450
Syngenta AG ADR	420	8,736
Terra Industries Inc.[1]	32	269
Valspar Corp. (The)	40	1,962
Wellman Inc.	28	234

		263,075

COAL – 0.13%
Arch Coal Inc.	44	2,504
CONSOL Energy Inc.	76	5,119
Massey Energy Co.	64	2,768
Peabody Energy Corp.	104	6,837
Yanzhou Coal Mining Co. Ltd. ADR	16	1,054

		18,282

COMMERCIAL SERVICES – 0.99%
Aaron Rents Inc.	32	785
ABM Industries Inc.	32	627
Accenture Ltd.[1]	359	8,989
Adecco SA ADR[2]	432	5,400

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
ADESA Inc.	64	$1,549
Administaff Inc.[2]	20	512
Alliance Data Systems Corp.[1]	36	1,533
ARAMARK Corp. Class B2	80	2,227
Arbitron Inc.	24	996
Banta Corp.	20	955
BearingPoint Inc.[1]	216	1,773
Block (H & R) Inc.	128	7,291
Bowne & Co. Inc.	28	384
Cendant Corp.	847	18,092
Central Parking Corp.	78	1,131
Chemed Corp.	16	688
ChoicePoint Inc.[1]	72	3,139
Consolidated Graphics Inc.[1]	8	341
Convergys Corp.[1]	116	1,688
Corrections Corp. of America[1]	28	1,053
Deluxe Corp.	59	2,360
DeVry Inc.1,[2]	85	1,691
Dollar Thrifty Automotive Group Inc.[1]	20	626
Donnelley (R.R.) & Sons Co.	176	6,345
Equifax Inc.	116	4,222
FTI Consulting Inc.[1]	36	868
Gartner Inc.[1]	68	705
Geo Group Inc. (The)[1]	8	219
Hewitt Associates Inc. Class A1	24	666
Interactive Data Corp.	28	600
Iron Mountain Inc.[1,2]	96	3,292
ITT Educational Services Inc.[1,2]	36	1,845
Korn/Ferry International[1]	28	557
Labor Ready Inc.[1]	32	759
Landauer Inc.	8	398
Manpower Inc.	72	3,442
MAXIMUS Inc.	16	611
McKesson Corp.	224	10,080
Midas Inc.[1]	12	278
MoneyGram International Inc.	72	1,515
Moody’s Corp.	198	9,367
MPS Group Inc.[1]	88	1,044
Navigant Consulting Inc.[1]	36	720
PHH Corp.[1]	43	1,216
Pre-Paid Legal Services Inc.[2]	12	567
Quanta Services Inc.[1]	60	631
Quebecor World Inc.	72	1,368
Robert Half International Inc.	140	4,745
Rollins Inc.	31	648
Service Corp. International	248	2,150
ServiceMaster Co. (The)	244	3,353
Sotheby’s Holdings Inc. Class A1	36	540
Spherion Corp.[1]	48	379
United Rentals Inc.[1]	104	1,934
Universal Technical Institute Inc.[1]	31	1,004
Valassis Communications Inc.[1]	44	1,740
Viad Corp.	20	615
Watson Wyatt & Co. Holdings	28	773
Weight Watchers International Inc.[1,2]	36	2,046

		135,072

COMPUTERS – 2.15%
Affiliated Computer Services Inc. Class A1	100	4,997
Anteon International Corp.[1]	24	1,127
BISYS Group Inc. (The)[1]	100	1,573
CACI International Inc. Class A1	24	1,579
Cadence Design Systems Inc.[1]	216	3,475
Ceridian Corp.[1]	124	2,595
CGI Group Inc.[1]	280	1,686
CIBER Inc.1,[2]	44	344
Computer Sciences Corp.[1]	152	6,959
Diebold Inc.	72	3,577
DST Systems Inc.[1]	59	2,995
Electronic Data Systems Corp.	396	8,146
EMC Corp.[1]	1,996	27,325
FactSet Research Systems Inc.	31	1,137
Gateway Inc.[1]	208	828
Hewlett-Packard Co.	2,417	59,507
Imation Corp.	28	1,214
International Business Machines Corp.	1,367	114,090
Lexmark International Inc.[1]	104	6,521
Maxtor Corp.[1]	380	2,242
NCR Corp.[1]	160	5,554
Perot Systems Corp. Class A1	60	845
Quantum Corp.1,[2]	128	356
Reynolds & Reynolds Co. (The) Class A	56	1,567
Seagate Technology	183	3,545

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
SRA International Inc. Class A1,2	24	$893
Storage Technology Corp.[1]	92	3,379
SunGard Data Systems Inc.[1]	256	9,188
TDK Corp. ADR	108	7,438
Thomson Corp.	156	5,448
Tyler Technologies Inc.[1,2]	32	254
Western Digital Corp.[1]	263	3,942

		294,326

COSMETICS & PERSONAL CARE – 1.61%
Alberto-Culver Co.	56	2,527
Avon Products Inc.	392	12,822
Colgate-Palmolive Co.	431	22,817
Estee Lauder Companies Inc. Class A	92	3,601
Gillette Co. (The)	740	39,716
Kimberly-Clark Corp.	389	24,803
Procter & Gamble Co.[2]	2,046	113,819

		220,105

DISTRIBUTION & WHOLESALE – 0.22%
Aviall Inc.[1]	28	948
Buhrmann NV ADR	108	1,229
Genuine Parts Co.	144	6,594
Grainger (W.W.) Inc.	68	4,238
Handleman Co.	20	354
Hughes Supply Inc.	48	1,364
Ingram Micro Inc. Class A1	100	1,864
Owens & Minor Inc.	32	948
Watsco Inc.	16	758
WESCO International Inc.[1]	46	1,567
Wolseley PLC ADR	240	10,140

		30,004

DIVERSIFIED FINANCIAL SERVICES – 5.75%
Affiliated Managers Group Inc.[1,2]	28	1,996
American Express Co.	907	49,885
AmeriCredit Corp.[1,2]	128	3,420
AMVESCAP PLC ADR	403	5,860
Bay View Capital Corp.	64	1,013
Bear Stearns Companies Inc. (The)	80	8,169
BlackRock Inc.	12	1,020
Capital One Financial Corp.	192	15,840
CapitalSource Inc.[1,2]	56	1,096
Chicago Mercantile Exchange Holdings Inc.	23	6,924
CIT Group Inc.	176	7,769
Citigroup Inc.	4,219	183,526
Countrywide Financial Corp.	456	16,416
Doral Financial Corp.	148	2,284
E*TRADE Financial Corp.[1]	304	4,715
Eaton Vance Corp.	96	2,359
Edwards (A.G.) Inc.	68	3,012
Federal Home Loan Mortgage Corp.	567	35,880
Federal National Mortgage Association	788	44,018
Federated Investors Inc. Class B	80	2,555
Financial Federal Corp.[2]	16	616
Franklin Resources Inc.	112	9,052
Friedman, Billings, Ramsey Group Inc. Class A2	168	2,362
Gabelli Asset Management Inc. Class A	32	1,448
Goldman Sachs Group Inc. (The)	331	35,576
IndyMac Bancorp Inc.	48	2,093
Investment Technology Group Inc.[1]	40	1,025
Janus Capital Group Inc.	200	3,004
Jefferies Group Inc.	40	1,653
JP Morgan Chase & Co.	2,904	102,047
LaBranche & Co. Inc.[1]	139	1,055
Lazard Ltd. Class A1	51	1,217
Legg Mason Inc.	84	8,581
Lehman Brothers Holdings Inc.	219	23,023
MBNA Corp.	916	23,047
Merrill Lynch & Co. Inc.	696	40,911
Metris Companies Inc.[1]	48	713
Morgan Stanley	816	43,289
National Financial Partners Corp.	28	1,267
Nelnet Inc. Class A1,2	8	304
Nissin Co. Ltd. ADR	172	714
Nomura Holdings Inc. ADR	1,620	19,262
Nuveen Investments Inc. Class A	61	2,318
ORIX Corp. ADR	139	10,379
Petrobras Energia Participaciones SA ADR[1]	72	986
Piper Jaffray Companies Inc.[1]	35	1,204
Providian Financial Corp.[1]	240	4,536
Raymond James Financial Inc.	48	1,433
Ritchie Bros. Auctioneers Inc.	24	930

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Schwab (Charles) Corp. (The)	916	$12,549
Shinhan Financial Group Co. Ltd. ADR	108	6,482
SLM Corp.	359	18,485
Student Loan Corp.	4	867
SWS Group Inc.	12	224
W.P. Stewart & Co. Ltd.[2]	20	479
Waddell & Reed Financial Inc. Class A	68	1,321
Westcorp Inc.	29	1,681
Woori Finance Holdings Co. Ltd. ADR	28	1,035

		784,925

ELECTRIC – 3.74%
AES Corp. (The)[1]	575	9,229
Allegheny Energy Inc.[1,2]	145	4,132
ALLETE Inc.	48	2,319
Alliant Energy Corp.	92	2,677
Ameren Corp.	164	9,122
American Electric Power Co. Inc.	324	12,539
Aquila Inc.[1]	160	595
Avista Corp.	36	685
Black Hills Corp.	28	1,117
Calpine Corp.[1,2]	696	2,311
CenterPoint Energy Inc.	224	3,078
Central Vermont Public Service Corp.	12	223
CH Energy Group Inc.	39	1,917
Cinergy Corp.	136	6,004
Cleco Corp.	40	899
CMS Energy Corp.[1]	132	2,091
Companhia Paranaense de Energia ADR	84	465
Consolidated Edison Inc.[2]	188	9,054
Constellation Energy Group Inc.	140	8,429
Dominion Resources Inc.	268	19,794
DPL Inc.	131	3,616
DTE Energy Co.[2]	140	6,580
Duke Energy Corp.[2]	788	23,278
Duquesne Light Holdings Inc.[2]	64	1,242
E.ON AG ADR	1,668	51,374
Edison International	268	10,956
El Paso Electric Co.[1]	40	866
Empire District Electric Co. (The)	60	1,451
Empresa Nacional de Electricidad SA ADR	92	2,392
Endesa SA ADR	788	17,675
Enel SpA ADR	553	23,724
Energias de Portugal SA ADR	195	5,206
Energy East Corp.	120	3,344
Enersis SA ADR	188	1,966
Entergy Corp.	166	12,938
Exelon Corp.	544	29,115
FirstEnergy Corp.	282	14,038
FPL Group Inc.	280	12,074
Great Plains Energy Inc.[2]	88	2,856
Hawaiian Electric Industries Inc.[2]	64	1,724
Huaneng Power International Inc. ADR	64	1,872
IDACORP Inc.	32	1,006
International Power PLC ADR	92	3,459
Korea Electric Power Corp. ADR	356	6,219
MDU Resources Group Inc.	88	2,702
National Grid PLC ADR	508	23,851
NiSource Inc.	216	5,247
Northeast Utilities	104	2,244
NRG Energy Inc.[1]	68	2,608
NSTAR	88	2,669
OGE Energy Corp.	72	2,187
Pepco Holdings Inc.	140	3,342
PG&E Corp.	324	12,192
Pinnacle West Capital Corp.	76	3,481
PNM Resources Inc.	48	1,411
PPL Corp.	148	9,114
Progress Energy Inc.	204	9,100
Public Service Enterprise Group Inc.	196	12,603
Puget Energy Inc.	80	1,870
Reliant Energy Inc.[1]	228	3,023
SCANA Corp.	96	4,035
Scottish Power PLC ADR	404	14,277
Sierra Pacific Resources Corp.[1,2]	96	1,246
Southern Co. (The)	604	21,134
TECO Energy Inc.	156	2,958
TransAlta Corp.	156	2,742
TXU Corp.	190	16,462
UIL Holdings Corp.[2]	21	1,144
UniSource Energy Corp.	28	903
Westar Energy Inc.	60	1,460

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Wisconsin Energy Corp.	96	$3,854
WPS Resources Corp.[2]	28	1,617
Xcel Energy Inc.	328	6,366

		511,493

ELECTRICAL COMPONENTS & EQUIPMENT – 0.36%
AMETEK Inc.	56	2,307
Belden CDT Inc.[2]	40	888
Emerson Electric Co.	340	22,372
Energizer Holdings Inc.[1]	68	4,345
General Cable Corp.[1]	32	531
Hitachi Ltd. ADR	275	16,695
Hubbell Inc. Class B	40	1,816

		48,954

ELECTRONICS – 0.87%
Agilent Technologies Inc.[1]	364	9,551
Amphenol Corp. Class A	64	2,851
Applera Corp. - Applied Biosystems Group	172	3,581
Arrow Electronics Inc.[1]	92	2,762
AU Optronics Corp. ADR	325	5,154
Avnet Inc.[1]	144	3,770
AVX Corp.[2]	44	601
Benchmark Electronics Inc.[1]	32	1,024
Brady Corp. Class A	32	1,094
Celestica Inc.[1]	205	2,388
Checkpoint Systems Inc.[1]	28	484
CTS Corp.	28	346
Epcos AG ADR[1]	40	593
Fisher Scientific International Inc.[1,2]	92	6,169
Jabil Circuit Inc.[1]	136	4,242
Keithley Instruments Inc.	12	169
Koninklijke Philips Electronics NV	1,059	28,720
Kyocera Corp. ADR[2]	140	9,898
Mettler Toledo International Inc.[1]	36	1,890
Nam Tai Electronics Inc.	20	474
Park Electrochemical Corp.	16	421
Parker Hannifin Corp.	100	6,572
Paxar Corp.[1]	28	545
PerkinElmer Inc.	96	2,014
Rogers Corp.[1]	36	1,470
Solectron Corp.[1]	1,004	3,855
Symbol Technologies Inc.	216	2,514
Technitrol Inc.	32	414
Tektronix Inc.	68	1,704
Thermo Electron Corp.[1]	136	4,061
Thomas & Betts Corp.[1]	48	1,621
Vishay Intertechnology Inc.[1]	175	2,453
Waters Corp.[1]	100	4,528
Watts Water Technologies Inc. Class A	20	730

		118,663

ENERGY & RELATED – 0.00%
Smedvig ASA Class B ADR	20	382

		382

ENGINEERING & CONSTRUCTION – 0.19%
ABB Ltd. ADR[1]	1,536	10,460
Chicago Bridge & Iron Co. NV	80	2,236
Dycom Industries Inc.[1]	40	976
EMCOR Group Inc.[1]	12	618
Empressa ICA Sociedad Controladora SA ADR[1]	148	376
Fluor Corp.	68	4,338
Granite Construction Inc.	28	958
Grupo Aeroportuario del Sureste SA de CV ADR	20	687
Jacobs Engineering Group Inc.[1]	44	2,591
McDermott International Inc.[1]	48	1,137
Shaw Group Inc. (The)[1,2]	52	994
URS Corp.[1]	24	899

		26,270

ENTERTAINMENT – 0.13%
Argosy Gaming Co.[1]	24	1,123
DreamWorks Animation SKG Inc. Class A1	36	848
Gaylord Entertainment Co.[1]	44	2,109
GTECH Holdings Corp.	96	2,876
International Game Technology Inc.	288	7,880
Intrawest Corp.	36	883
Pinnacle Entertainment Inc.[1]	28	605
Regal Entertainment Group Class A	32	618
Speedway Motorsports Inc.	12	474
Vail Resorts Inc.[1]	16	455

		17,871

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.36%
Aleris International Inc.[1]	12	$274
Calgon Carbon Corp.	28	245
Mine Safety Appliances Co.	27	1,320
Nalco Holding Co.[1]	56	1,201
Republic Services Inc.	100	3,625
Vivendi Universal SA ADR	871	27,680
Waste Connections Inc.[1]	36	1,296
Waste Management Inc.	473	13,301

		48,942

FOOD – 2.05%
Albertson’s Inc.[2]	264	5,626
American Italian Pasta Co. Class A2	16	337
Archer-Daniels-Midland Co.	488	11,195
Cadbury Schweppes PLC ADR	437	16,886
Campbell Soup Co.	212	6,540
Chiquita Brands International Inc.[2]	32	966
ConAgra Foods Inc.	444	10,083
Corn Products International Inc.	56	1,348
Dean Foods Co.[1]	128	4,570
Del Monte Foods Co.[1]	164	1,843
Distribucion y Servicio D&S SA ADR[1]	35	740
Flowers Foods Inc.	54	1,360
Fresh Del Monte Produce Inc.[2]	20	526
General Mills Inc.	288	13,651
Groupe Danone ADR	1,032	20,330
Gruma SA de CV ADR	28	268
Heinz (H.J.) Co.	292	10,740
Hershey Co. (The)	144	9,197
Hormel Foods Corp.	60	1,777
Kellogg Co.	207	9,379
Koninklijke Ahold NV ADR[1]	1,280	11,251
Kraft Foods Inc.	203	6,202
Kroger Co.[1]	560	11,116
McCormick & Co. Inc.	8	277
McCormick & Co. Inc. NVS	100	3,478
Pilgrim’s Pride Corp.	28	1,060
Ralcorp Holdings Inc.	24	1,032
Ruddick Corp.	32	882
Safeway Inc.	364	8,845
Sara Lee Corp.	652	12,994
Smithfield Foods Inc.[1]	72	1,881
Smucker (J.M.) Co. (The)	44	2,093
SUPERVALU Inc.	112	3,965
Sysco Corp.	527	19,004
Tootsie Roll Industries Inc.[2]	20	626
TreeHouse Foods Inc.[1]	42	1,284
Tyson Foods Inc. Class A	192	3,579
Unilever NV NYS	469	31,381
Unilever PLC ADR	600	23,418
Weis Markets Inc.	8	326
Wimm-Bill-Dann Foods OJSC ADR[1]	16	270
Wrigley (William Jr.) Co.	112	7,968

		280,294

FOOD SERVICE – 0.02%
Sodexho Alliance SA ADR	80	2,835

		2,835

FOREST PRODUCTS & PAPER – 0.52%
Abitibi-Consolidated Inc.	280	1,336
Aracruz Celulose SA ADR	36	1,340
Bowater Inc.	44	1,488
Buckeye Technologies Inc.[1]	28	270
Deltic Timber Corp.	28	1,197
Domtar Inc.	212	1,548
Georgia-Pacific Corp.	184	6,284
Glatfelter Co.	24	306
International Paper Co.	395	12,482
Longview Fibre Co.	44	985
Louisiana-Pacific Corp.	80	2,146
MeadWestvaco Corp.	200	5,844
Neenah Paper Inc.	12	395
Potlatch Corp.	24	1,387
Rock-Tenn Co. Class A	20	269
Sappi Ltd. ADR	172	1,815
Schweitzer-Mauduit International Inc.	12	314
Stora Enso OYJ ADR	528	7,033
Temple-Inland Inc.	88	3,502
UPM-Kymmene OYJ ADR	432	8,381
Wausau Paper Corp.	40	503
Weyerhaeuser Co.	171	11,796

		70,621

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
GAS – 0.30%
AGL Resources Inc.	48	$1,846
Atmos Energy Corp.	44	1,283
Energen Corp.	56	1,966
KeySpan Corp.	132	5,371
Laclede Group Inc. (The)	16	523
New Jersey Resources Corp.	51	2,410
Nicor Inc.	36	1,470
Northwest Natural Gas Co.	60	2,315
ONEOK Inc.	80	2,796
Peoples Energy Corp.	32	1,381
Piedmont Natural Gas Co.[2]	56	1,384
Sempra Energy	164	6,970
South Jersey Industries Inc.[2]	62	1,821
Southern Union Co.[1]	88	2,239
Southwest Gas Corp.	48	1,285
UGI Corp.	80	2,347
Vectren Corp.	64	1,855
WGL Holdings Inc.	40	1,378

		40,640

HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	24	601
Black & Decker Corp.	64	5,780
Kennametal Inc.	28	1,331
Nidec Corp. ADR	192	5,276
Snap-On Inc.	44	1,614
Stanley Works (The)	68	3,327

		17,929

HEALTH CARE - PRODUCTS – 2.70%
Advanced Medical Optics Inc.[1]	43	1,787
Alcon Inc.	64	7,331
Bard (C.R.) Inc.	88	5,878
Bausch & Lomb Inc.	44	3,725
Baxter International Inc.	500	19,635
Beckman Coulter Inc.	52	2,826
Becton, Dickinson & Co.	192	10,631
Boston Scientific Corp.[1]	484	14,012
Cantel Medical Corp.[1]	12	210
Cooper Companies Inc.	28	1,924
Diagnostic Products Corp.	20	1,129
DJ Orthopedics Inc.[1]	16	392
Edwards Lifesciences Corp.[1,2]	48	2,202
Fresenius Medical Care AG ADR	84	2,441
Guidant Corp.	256	17,613
Haemonetics Corp.[1]	20	845
Hillenbrand Industries Inc.	58	2,982
Invacare Corp.	24	1,012
Johnson & Johnson	2,412	154,271
Luxottica Group SpA ADR	96	2,204
Medtronic Inc.	979	52,807
Mentor Corp.	32	1,592
Oakley Inc.	20	374
ResMed Inc.[1]	28	1,876
Smith & Nephew PLC ADR	156	7,491
St. Jude Medical Inc.[1]	288	13,654
Steris Corp.	56	1,522
Stryker Corp.	231	12,495
Sybron Dental Specialties Inc.[1]	32	1,176
Varian Medical Systems Inc.[1]	112	4,397
Viasys Healthcare Inc.[1]	65	1,615
West Pharmaceutical Services Inc.	24	660
Zimmer Holdings Inc.[1]	200	16,472

		369,181

HEALTH CARE - SERVICES – 1.48%
Aetna Inc.	248	19,195
AMERIGROUP Corp.[1]	40	1,386
Apria Healthcare Group Inc.[1]	44	1,484
Beverly Enterprises Inc.[1]	88	1,117
Centene Corp.[1]	32	938
Community Health Systems Inc.[1]	76	2,934
Covance Inc.[1]	52	2,577
Coventry Health Care Inc.[1]	87	6,153
DaVita Inc.[1]	80	3,779
Extendicare Inc. Class A	48	712
HCA Inc.	340	16,745
Health Management Associates Inc. Class A	200	4,760
Health Net Inc.[1]	92	3,570
Humana Inc.[1]	132	5,260
Laboratory Corp. of America Holdings[1]	116	5,878
Manor Care Inc.	72	2,733
MDS Inc.	116	1,875

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Molina Healthcare Inc.[1]	12	$287
PacifiCare Health Systems Inc.[1]	68	5,182
Pediatrix Medical Group Inc.[1]	20	1,568
Quest Diagnostics Inc.	128	6,572
RehabCare Group Inc.[1]	12	280
Renal Care Group Inc.[1]	60	2,817
Sierra Health Services Inc.[1,2]	20	1,349
Sunrise Senior Living Inc.[1,2]	16	848
Tenet Healthcare Corp.[1,2]	384	4,662
Triad Hospitals Inc.[1,2]	64	3,179
UnitedHealth Group Inc.	1,058	55,333
Universal Health Services Inc. Class B	40	2,082
WellChoice Inc.[1]	31	2,046
WellPoint Inc.[1]	487	34,450

		201,751

HOLDING COMPANIES - DIVERSIFIED – 0.64%
Berkshire Hathaway Inc. Class B1	26	72,332
Brascan Corp.[2]	189	7,065
Grupo IMSA SA de CV ADR	4	79
Leucadia National Corp.	55	2,175
Quinenco SA ADR	68	919
Tomkins PLC ADR	160	3,090
Walter Industries Inc.	44	1,958

		87,618

HOME BUILDERS – 0.48%
Beazer Homes USA Inc.	36	2,356
Brookfield Homes Corp.	12	598
Centex Corp.	104	7,694
Champion Enterprises Inc.[1]	48	579
D.R. Horton Inc.	254	10,434
Fleetwood Enterprises Inc.[1]	139	1,578
Hovnanian Enterprises Inc. Class A1	28	1,979
KB Home	64	5,242
Lennar Corp. Class A	100	6,727
Levitt Corp. Class A	46	1,473
M.D.C. Holdings Inc.	27	2,306
M/I Homes Inc.	8	477
Meritage Homes Corp.[1]	16	1,487
Monaco Coach Corp.[2]	24	420
Pulte Homes Inc.[2]	84	7,864
Ryland Group Inc.	40	3,232
Standard-Pacific Corp.	24	2,289
Thor Industries Inc.[2]	32	1,146
Toll Brothers Inc.[1]	80	4,434
WCI Communities Inc.[1]	32	1,087
William Lyon Homes Inc.[1]	4	502
Winnebago Industries Inc.	28	1,081

		64,985

HOME FURNISHINGS – 0.59%
Ethan Allen Interiors Inc.[2]	32	1,056
Furniture Brands International Inc.[2]	44	843
Harman International Industries Inc.	56	4,813
La-Z-Boy Inc.[2]	44	588
Leggett & Platt Inc.	160	4,046
Matsushita Electric Industrial Co. Ltd. ADR	2,020	32,764
Natuzzi SpA ADR	24	201
Pioneer Corp. ADR[2]	132	1,947
Sony Corp. ADR	764	24,838
Tempur-Pedic International Inc.[1,2]	61	1,050
Thomson SA ADR	220	5,014
Whirlpool Corp.[2]	48	3,839

		80,999

HOUSEHOLD PRODUCTS & WARES – 0.25%
American Greetings Corp. Class A	52	1,323
Avery Dennison Corp.	80	4,534
Blyth Inc.	28	781
Church & Dwight Co. Inc.	61	2,291
Clorox Co. (The)	133	7,428
Ennis Inc.	12	219
Fortune Brands Inc.	120	11,346
Harland (John H.) Co.	24	927
Jarden Corp.[1]	30	1,151
Playtex Products Inc.[1]	32	341
Scotts Miracle-Gro Co. (The) Class A1	16	1,254
Spectrum Brands Inc.[1]	28	868
Tupperware Corp.[2]	44	939
Yankee Candle Co. Inc. (The)	44	1,333

		34,735

HOUSEWARES – 0.06%
Libbey Inc.	12	211
Newell Rubbermaid Inc.[2]	228	5,670
Toro Co.	40	1,610

		7,491

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
INSURANCE – 5.12%
ACE Ltd.	232	$10,721
Aegon NV ADR	1,168	16,714
AFLAC Inc.	412	18,581
Alleghany Corp.[1]	4	1,225
Allianz AG ADR	2,865	36,471
Allmerica Financial Corp.[1]	44	1,716
Allstate Corp. (The)	545	33,387
Ambac Financial Group Inc.	88	6,322
American Equity Investment Life Holding Co.[2]	16	179
American Financial Group Inc.	32	1,083
American International Group Inc.	1,865	112,273
AmerUs Group Co.[2]	32	1,651
AON Corp.[2]	228	5,800
Aspen Insurance Holdings Ltd.	47	1,335
Assured Guaranty Ltd.	60	1,431
AXA ADR	1,223	33,388
Axis Capital Holdings Ltd.	100	2,880
Berkley (W.R.) Corp.	91	3,406
Bristol West Holdings Inc.	12	220
Brown & Brown Inc.	48	2,079
China Life Insurance Co. Ltd. ADR[1]	156	4,647
Chubb Corp.	156	13,856
CIGNA Corp.	116	12,383
CNA Financial Corp.[1]	24	720
Commerce Group Inc.	24	1,496
Conseco Inc.[1]	140	3,053
Delphi Financial Group Inc. Class A	24	1,164
Endurance Specialty Holdings Ltd.	36	1,404
Everest Re Group Ltd.	44	4,286
Fairfax Financial Holdings Ltd.	16	2,801
FBL Financial Group Inc. Class A	24	718
Fidelity National Financial Inc.	124	4,886
First American Corp.	56	2,461
Gallagher (Arthur J.) & Co.[2]	76	2,120
Hartford Financial Services Group Inc.	236	19,015
HCC Insurance Holdings Inc.	72	1,996
Hilb, Rogal & Hobbs Co.[2]	24	813
Horace Mann Educators Corp.	36	719
Hub International Ltd.	24	500
ING Groep NV ADR[2]	1,631	49,321
Jefferson-Pilot Corp.	107	5,368
Kingsway Financial Services Inc.	48	855
LandAmerica Financial Group Inc.	16	1,003
Lincoln National Corp.	148	7,148
Loews Corp.	103	8,614
Manulife Financial Corp.	655	32,946
Markel Corp.[1]	8	2,688
Marsh & McLennan Companies Inc.	408	11,820
MBIA Inc.	120	7,289
Mercury General Corp.	20	1,154
MetLife Inc.	323	15,872
MGIC Investment Corp.	80	5,486
Montpelier Re Holdings Ltd.	32	1,149
Nationwide Financial Services Inc.	48	1,900
Odyssey Re Holdings Corp.[2]	12	304
Old Republic International Corp.	140	3,676
PartnerRe Ltd.	44	2,852
Penn Treaty American Corp.[1]	128	1,367
Phoenix Companies Inc.[2]	76	958
Platinum Underwriters Holdings Ltd.	24	832
PMI Group Inc. (The)	72	2,948
Principal Financial Group Inc.	248	10,900
ProAssurance Corp.[1]	20	859
Progressive Corp. (The)	148	14,754
Protective Life Corp.	52	2,265
Prudential Financial Inc.	408	27,295
Prudential PLC ADR	932	17,773
PXRE Group Ltd.	44	1,122
Radian Group Inc.	76	3,920
Reinsurance Group of America Inc.	20	843
RenaissanceRe Holdings Ltd.	56	2,517
RLI Corp.	16	762
Royal & Sun Alliance Insurance Group ADR	476	3,798
SCOR ADR	1,020	2,111
Scottish Re Group Ltd.	24	577
St. Paul Travelers Companies Inc.	547	24,079
StanCorp Financial Group Inc.	24	2,072
Stewart Information Services Corp.	12	565
Sun Life Financial Services of Canada Inc.	484	17,424

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Torchmark Corp.	92	$4,809
Transatlantic Holdings Inc.	20	1,184
21st Century Insurance Group	20	306
UICI	28	864
Unitrin Inc.	36	1,917
UNUMProvident Corp.	220	4,213
White Mountains Insurance Group Ltd.	7	4,473
Willis Group Holdings Ltd.	120	3,979
XL Capital Ltd. Class A	112	8,044
Zenith National Insurance Corp.	15	1,045

		699,920

INTERNET – 0.04%
McAfee Inc.[1]	132	4,145
ProQuest Co.[1]	20	693

		4,838

IRON & STEEL – 0.29%
AK Steel Holding Corp.[1]	176	1,623
Allegheny Technologies Inc.	56	1,628
Carpenter Technology Corp.	16	1,002
Cleveland-Cliffs Inc.	16	1,163
Companhia Siderurgica Nacional SA ADR	128	2,391
IPSCO Inc.	40	2,150
Mittal Steel Co. NV Class A NYS	59	1,718
Nucor Corp.	119	6,599
Oregon Steel Mills Inc.[1]	64	1,421
POSCO ADR	286	14,271
Reliance Steel & Aluminum Co.	24	1,121
Ryerson Tull Inc.	20	382
United States Steel Corp.[2]	103	4,393

		39,862

LEISURE TIME – 0.32%
Brunswick Corp.	72	3,352
Carnival Corp.	335	17,554
Harley-Davidson Inc.	252	13,404
K2 Inc.[1]	28	372
Nautilus Inc.	24	669
Polaris Industries Inc.	36	1,991
Royal Caribbean Cruises Ltd.	80	3,636
Sabre Holdings Corp.	116	2,227
WMS Industries Inc.[1,2]	16	521

		43,726

LODGING – 0.48%
Aztar Corp.[1]	28	932
Boyd Gaming Corp.[2]	32	1,678
Choice Hotels International Inc.	16	1,061
Fairmont Hotels & Resorts Inc.	64	2,070
Four Seasons Hotels Inc.	16	1,064
Harrah’s Entertainment Inc.	139	10,945
Hilton Hotels Corp.	312	7,722
InterContinental Hotels Group PLC ADR	395	5,068
Kerzner International Ltd.[1]	12	717
La Quinta Corp.[1]	136	1,224
Las Vegas Sands Corp.[1]	86	3,459
Marcus Corp.	16	344
Marriott International Inc. Class A	152	10,407
MGM Mirage[1]	104	4,727
Orient-Express Hotels Ltd.	12	384
Starwood Hotels & Resorts Worldwide Inc.	168	10,638
Station Casinos Inc.	44	3,232

		65,672

MACHINERY – 0.59%
AGCO Corp.[1]	64	1,324
Albany International Corp. Class A	20	701
Applied Industrial Technologies Inc.	24	858
Briggs & Stratton Corp.	40	1,495
Cascade Corp.	8	353
Caterpillar Inc.	552	29,758
CNH Global NV	16	336
Cummins Inc.[2]	28	2,392
Deere & Co.	204	15,000
Flowserve Corp.[1]	44	1,490
Gardner Denver Inc.[1]	12	493
Global Power Equipment Group Inc.[1]	28	265
Graco Inc.	60	2,294
IDEX Corp.	36	1,572
JLG Industries Inc.	36	1,128
Kadant Inc.[1]	12	274
Kubota Corp. ADR	204	5,965
Manitowoc Co. Inc. (The)	24	1,096
Metso OYJ ADR	84	2,024
NACCO Industries Inc.	4	462
Pfeiffer Vacuum Technology AG ADR	8	389

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Robbins & Myers Inc.	8	$174
Rockwell Automation Inc.	136	7,005
Stewart & Stevenson Services Inc.	20	463
Terex Corp.[1]	40	1,937
Unova Inc.[1,2]	40	1,102
Wabtec Corp.	32	782

		81,132

MANUFACTURING – 4.30%
Actuant Corp. Class A1	20	931
Acuity Brands Inc.	36	1,050
Ameron International Corp.	8	306
AptarGroup Inc.	28	1,396
Barnes Group Inc.[2]	16	545
Blount International Inc.[1]	24	422
Brink’s Co. (The)	44	1,591
Carlisle Companies Inc.	24	1,581
CLARCOR Inc.	40	1,248
Cooper Industries Ltd.	75	4,843
Crane Co.	48	1,495
Danaher Corp.	203	11,256
Donaldson Co. Inc.	64	2,085
Dover Corp.	168	6,932
Eastman Kodak Co.[2]	236	6,311
Eaton Corp.	124	8,102
EnPro Industries Inc.[1]	16	486
ESCO Technologies Inc.[1]	12	1,315
Federal Signal Corp.	40	700
General Electric Co.	8,603	296,803
Griffon Corp.[1]	24	620
Harsco Corp.	32	1,928
Hexcel Corp.[1]	83	1,434
Honeywell International Inc.	647	25,414
Illinois Tool Works Inc.	208	17,815
Ingersoll-Rand Co. Class A	140	10,944
ITT Industries Inc.	76	8,086
Jacuzzi Brands Inc.[1]	60	651
Myers Industries Inc.	24	317
Pall Corp.	104	3,221
Pentair Inc.	80	3,214
Roper Industries Inc.	44	3,377
Siemens AG ADR	679	52,263
Smith (A.O.) Corp.	16	432
SPX Corp.	72	3,519
Standex International Corp.	8	238
Teleflex Inc.	28	1,857
Textron Inc.	96	7,120
3M Co.	575	43,125
Tredegar Corp.	20	322
Trinity Industries Inc.	32	1,186
Tyco International Ltd.[2]	1,661	50,611

		587,092

MEDIA – 2.65%
Belo (A.H.) Corp.	80	1,910
British Sky Broadcasting Group PLC ADR	260	9,711
Cablevision Systems Corp.[1]	156	4,831
CanWest Global Communications Corp.[1]	24	256
Citadel Broadcasting Corp.[1]	115	1,412
Clear Channel Communications Inc.	439	14,329
Corus Entertainment Inc. Class B	32	828
Cox Radio Inc. Class A1	32	504
DIRECTV Group Inc. (The)[1,2]	752	11,581
Dow Jones & Co. Inc.	32	1,201
Entercom Communications Corp.[1]	32	1,015
Entravision Communications Corp.[1]	40	342
4Kids Entertainment Inc.[1]	12	241
Gannett Co. Inc.	213	15,540
Gray Television Inc.	36	463
Grupo Televisa SA ADR	108	7,125
Hearst-Argyle Television Inc.	24	602
Hollinger International Inc.	52	517
Journal Communications Inc. Class A	16	256
Journal Register Co.[1]	32	596
Knight Ridder Inc.	64	4,004
Lee Enterprises Inc.	28	1,199
Liberty Corp.	12	464
Liberty Media Corp. Class A1	2,220	19,514
Lin TV Corp. Class A1	20	284
McClatchy Co. (The) Class A	16	1,065
McGraw-Hill Companies Inc. (The)	309	14,217
Media General Inc. Class A	28	1,918
Meredith Corp.	32	1,584
New York Times Co. Class A2	124	3,908

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
News Corp. Class A	1,703	$27,895
News Corp. Class B	528	9,156
Pearson PLC ADR	660	7,960
Primedia Inc.[1]	88	375
Readers Digest Association Inc. (The)	72	1,169
Reed Elsevier NV ADR[2]	272	7,420
Reed Elsevier PLC ADR	264	9,742
Rogers Communications Inc. Class B	164	6,057
Saga Communications Inc.[1]	16	229
Scripps (E.W.) Co. Class A	64	3,234
Shaw Communications Inc. Class B	164	3,403
Time Warner Inc.[1]	3,591	61,119
Tribune Co.	172	6,278
Univision Communications Inc. Class A1	213	6,024
Viacom Inc. Class A	36	1,211
Viacom Inc. Class B	1,172	39,250
Walt Disney Co. (The)	1,663	42,639
Washington Post Co. (The) Class B	6	5,333
Westwood One Inc.	64	1,304
Wiley (John) & Sons Inc. Class A	32	1,371

		362,586

METAL FABRICATE & HARDWARE – 0.10%
CIRCOR International Inc.	12	334
Commercial Metals Co.	40	1,150
Kaydon Corp.	60	1,852
Mueller Industries Inc.	28	820
NS Group Inc.[1]	16	679
Precision Castparts Corp.	52	4,679
Quanex Corp.	19	1,159
Timken Co. (The)	56	1,482
Valmont Industries Inc.	12	314
Worthington Industries Inc.	56	990

		13,459

MINING – 1.81%
Agnico-Eagle Mines Ltd.	68	831
Alcan Inc.	332	11,215
Alcoa Inc.	699	19,607
Alumina Ltd. ADR	240	4,219
Aluminum Corp. of China Ltd. ADR	20	1,163
AMCOL International Corp.	20	397
AngloGold Ashanti Ltd. ADR	107	3,679
Barrick Gold Corp.	440	10,780
BHP Billiton Ltd. ADR	1,548	45,852
BHP Billiton PLC ADR	1,020	29,458
Cameco Corp.	144	6,761
Companhia Vale do Rio Doce ADR	252	8,205
Compania de Minas Buenaventura SA ADR	100	2,353
Compass Minerals International Inc.	12	305
Corus Group PLC[1]	364	3,047
Falconbridge Ltd.	177	3,653
Freeport-McMoRan Copper & Gold Inc.	136	5,478
Glamis Gold Ltd.[1]	108	1,887
Gold Fields Ltd. ADR	296	3,194
Goldcorp Inc.	152	2,472
Harmony Gold Mining Co. Ltd. ADR	212	1,738
Hecla Mining Co.[1]	92	382
Inco Ltd.	156	6,393
Kinross Gold Corp.[1]	284	1,579
Meridian Gold Inc.[1]	128	2,284
Newmont Mining Corp.	355	13,330
Novelis Inc.	59	1,639
Owens-Illinois Inc.[1]	132	3,386
Phelps Dodge Corp.	76	8,090
Placer Dome Inc.	340	4,716
Rio Tinto PLC ADR	224	29,714
RTI International Metals Inc.[1]	16	551
Southern Peru Copper Corp.	31	1,587
Stillwater Mining Co.[1]	144	1,175
USEC Inc.	68	1,067
WMC Resources Ltd. ADR[4]	236	5,632

		247,819

OFFICE & BUSINESS EQUIPMENT – 0.39%
Canon Inc. ADR	671	32,993
IKON Office Solutions Inc.[2]	120	1,152
Imagistics International Inc.[1]	12	361
Pitney Bowes Inc.	192	8,559
Xerox Corp.[1]	743	9,815

		52,880

OFFICE FURNISHINGS – 0.02%
HNI Corp.	40	2,326
Steelcase Inc. Class A	36	527

		2,853

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
OIL & GAS – 11.59%
Amerada Hess Corp.	68	$8,014
Anadarko Petroleum Corp.	200	17,670
Apache Corp.	264	18,058
Atwood Oceanics Inc.[1]	31	2,113
Berry Petroleum Co. Class A	16	912
BG Group PLC ADR	571	23,794
BP PLC ADR	2,888	190,261
Burlington Resources Inc.	328	21,028
Cabot Oil & Gas Corp.	43	1,742
Canadian Natural Resources Ltd.	448	18,628
Chesapeake Energy Corp.	196	5,118
Chevron Corp.	1,655	96,007
China Petroleum & Chemical Corp. ADR	111	4,818
Cimarex Energy Co.[1]	50	2,097
CNOOC Ltd. ADR	92	6,423
Comstock Resources Inc.[1]	28	775
ConocoPhillips	1,022	63,967
Denbury Resources Inc.[1]	44	2,059
Devon Energy Corp.	375	21,034
Diamond Offshore Drilling Inc.[2]	52	2,967
EnCana Corp.	766	31,674
Encore Acquisition Co.[1,2]	54	1,703
Energy Partners Ltd.[1]	24	635
ENI-Ente Nazionale Idrocarburi SpA ADR	426	60,236
ENSCO International Inc.	124	5,007
EOG Resources Inc.	192	11,731
Exxon Mobil Corp.	5,260	309,025
Forest Oil Corp.[1]	44	1,969
Frontier Oil Corp.	40	1,121
Giant Industries Inc.[1]	8	314
GlobalSantaFe Corp.	185	8,323
Harvest Natural Resources Inc.[1]	28	256
Helmerich & Payne Inc.	40	2,285
Houston Exploration Co.[1]	28	1,618
KCS Energy Inc.[1]	40	786
Kerr-McGee Corp.	77	6,176
Marathon Oil Corp.	292	17,041
McMoRan Exploration Co.[1,2]	64	1,130
Meridian Resource Corp. (The)[1]	40	202
Murphy Oil Corp.	144	7,638
Newfield Exploration Co.[1]	80	3,399
Nexen Inc.	213	7,924
Noble Corp.	111	7,457
Noble Energy Inc.	66	5,446
Norsk Hydro ASA ADR	123	11,653
Occidental Petroleum Corp.	320	26,330
Parker Drilling Co.[1]	76	562
Penn Virginia Corp.[2]	16	863
Petro-Canada	205	14,725
PetroChina Co. Ltd. ADR	124	11,065
PetroKazakhstan Inc. Class A	48	2,024
Petroleo Brasileiro SA ADR	232	12,196
Pioneer Natural Resources Co.	127	5,503
Plains Exploration & Production Co.[1]	56	2,159
Pogo Producing Co.	48	2,641
Precision Drilling Corp.[1]	88	3,701
Premcor Inc.	69	5,288
Pride International Inc.[1]	96	2,498
Quicksilver Resources Inc.[1,2]	36	1,525
Range Resources Corp.	48	1,466
Remington Oil & Gas Corp.[1]	16	631
Repsol YPF SA ADR	796	22,185
Rowan Companies Inc.	88	3,006
Royal Dutch Shell PLC Class A ADR[1]	1,704	104,455
Royal Dutch Shell PLC Class B ADR[1]	1,144	72,838
Sasol Ltd. ADR	384	11,558
Southwestern Energy Co.[1]	56	3,086
Spinnaker Exploration Co.[1]	44	1,727
St. Mary Land & Exploration Co.[2]	48	1,517
Statoil ASA ADR	476	10,334
Stone Energy Corp.[1]	43	2,288
Suncor Energy Inc.	372	18,191
Sunoco Inc.	64	8,047
Swift Energy Co.[1]	24	979
Talisman Energy Inc.	312	13,622
Tatneft ADR[2]	44	1,773
Tesoro Corp.	52	2,507
Total SA ADR	962	120,250
Transocean Inc.[1]	259	14,615
Unit Corp.[1]	32	1,520

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Unocal Corp.	212	$13,748
Valero Energy Corp.	220	18,212
Vintage Petroleum Inc.	44	1,546
Whiting Petroleum Corp.[1]	16	639
XTO Energy Inc.	292	10,246
Yacimientos Petroliferos Fiscales SA ADR	324	18,241

		1,582,541

OIL & GAS SERVICES – 1.07%
Advantest Corp. ADR	260	5,158
Baker Hughes Inc.	276	15,605
BJ Services Co.	132	8,051
CARBO Ceramics Inc.	8	695
Compagnie Generale de Geophysique SA ADR[1]	44	836
Cooper Cameron Corp.[1]	44	3,123
Core Laboratories NV1	24	773
Dril-Quip Inc.[1]	28	930
FMC Technologies Inc.[1]	52	1,885
Grant Prideco Inc.[1]	92	2,953
Halliburton Co.	397	22,252
Hanover Compressor Co.[1]	52	756
Input/Output Inc.[1,2]	187	1,354
Lone Star Technologies Inc.[1]	24	1,225
Maverick Tube Corp.[1]	36	1,194
National Oilwell Varco Inc.[1]	139	7,277
Newpark Resources Inc.[1]	68	575
Oceaneering International Inc.[1]	20	858
Oil States International Inc.[1]	20	592
RPC Inc.	12	234
Schlumberger Ltd.	479	40,111
Seacor Holdings Inc.[1,2]	16	1,060
Smedvig ASA Class A ADR	28	683
Smith International Inc.	84	5,707
Superior Energy Services Inc.[1]	44	939
Technip-Coflexip SA ADR	91	4,882
Tenaris SA ADR	44	4,130
Tetra Technologies Inc.[1]	20	797
Tidewater Inc.	44	1,776
Universal Compression Holdings Inc.[1]	12	487
Veritas DGC Inc.[1]	51	1,571
Weatherford International Ltd.[1,2]	108	6,834
W-H Energy Services Inc.[1]	24	754
Willbros Group Inc.[1]	16	269

		146,326

PACKAGING & CONTAINERS – 0.14%
Ball Corp.	84	3,188
Bemis Co. Inc.	88	2,376
Chesapeake Corp.	16	357
Crown Holdings Inc.[1]	136	2,147
Graphic Packaging Corp.[1]	96	370
Greif Brothers Corp. Class B	4	233
Greif Inc. Class A	8	504
Intertape Polymer Group Inc.[1]	24	191
Packaging Corp. of America	52	1,105
Pactiv Corp.[1]	128	2,819
Sealed Air Corp.[1]	72	3,820
Sonoco Products Co.	80	2,224

		19,334

PHARMACEUTICALS – 6.73%
Abbott Laboratories	1,260	58,754
Allergan Inc.	108	9,652
Alpharma Inc. Class A	87	1,221
Altana AG ADR	56	2,949
AmerisourceBergen Corp.	92	6,605
AstraZeneca PLC ADR	1,304	59,254
Barr Pharmaceuticals Inc.[1]	72	3,414
Biovail Corp.[1]	120	1,892
Bristol-Myers Squibb Co.	1,611	40,243
Cardinal Health Inc.	351	20,913
Caremark Rx Inc.[1]	376	16,762
Dr. Reddy’s Laboratories Ltd. ADR	48	908
Elan Corp. PLC ADR[1]	141	1,055
Forest Laboratories Inc.[1]	313	12,495
GlaxoSmithKline PLC ADR	2,392	113,476
Hospira Inc.[1]	128	4,896
Kinetic Concepts Inc.[1]	47	2,819
K-V Pharmaceutical Co. Class A1	59	939
Lilly (Eli) & Co.	796	44,831
Medco Health Solutions Inc.[1]	224	10,851
Medicis Pharmaceutical Corp. Class A2	44	1,492
Merck & Co. Inc.	1,823	56,622
Mylan Laboratories Inc.[2]	228	3,958

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
NBTY Inc.[1]	72	$1,742
Novartis AG ADR	2,011	97,956
Novo-Nordisk A/S ADR	236	12,241
Omnicare Inc.	96	4,426
Par Pharmaceutical Companies Inc.[1,2]	28	656
Pfizer Inc.	6,156	163,134
Sanofi-Aventis ADR	1,639	70,969
Schering AG ADR[2]	140	8,823
Schering-Plough Corp.	1,212	25,234
Serono SA ADR	232	3,912
Valeant Pharmaceuticals International	68	1,342
Watson Pharmaceuticals Inc.[1]	96	3,206
Wyeth	1,099	50,279

		919,921

PIPELINES – 0.41%
Dynegy Inc. Class A1,2	232	1,290
El Paso Corp.	528	6,336
Enbridge Inc.	256	7,383
Equitable Resources Inc.	52	3,695
Kinder Morgan Inc.	80	7,109
National Fuel Gas Co.	64	1,946
Questar Corp.	68	4,772
TransCanada Corp.	400	10,940
Transportadora de Gas del Sur SA ADR[1]	48	307
Western Gas Resources Inc.	40	1,602
Williams Companies Inc.	481	10,216

		55,596

REAL ESTATE – 0.10%
Brookfield Properties Corp.	103	2,987
Forest City Enterprises Inc. Class A	40	1,440
Forest City Enterprises Inc. Class B	8	286
Irsa Inversiones y Representaciones SA GDR[1]	16	196
Jones Lang LaSalle Inc.[1]	24	1,182
MI Developments Inc. Class A	36	1,188
St. Joe Co. (The)	63	5,128
Trammell Crow Co.[1]	28	707

		13,114

REAL ESTATE INVESTMENT TRUSTS – 1.93%
Affordable Residential Communities Inc.	105	1,373
Alexandria Real Estate Equities Inc.	16	1,287
AMB Property Corp.	68	3,127
American Financial Realty Trust	88	1,267
American Home Mortgage Investment Corp.	28	1,075
AMLI Residential Properties Trust	51	1,647
Annaly Mortgage Management Inc.[2]	96	1,531
Anthracite Capital Inc.	36	430
Anworth Mortgage Asset Corp.	36	338
Apartment Investment & Management Co. Class A	92	4,048
Archstone-Smith Trust	148	6,290
Arden Realty Group Inc.	52	2,076
Ashford Hospitality Trust Inc.	20	238
AvalonBay Communities Inc.	60	5,254
Bedford Property Investors Inc.	12	274
Boston Properties Inc.	88	6,701
Brandywine Realty Trust	32	1,037
BRE Properties Inc. Class A	40	1,796
Camden Property Trust	44	2,432
Capital Lease Funding Inc.	96	1,056
CarrAmerica Realty Corp.	44	1,709
Catellus Development Corp.	104	3,750
CBL & Associates Properties Inc.[2]	78	3,579
CenterPoint Properties Trust	40	1,754
Colonial Properties Trust	31	1,470
Commercial Net Lease Realty Inc.	40	830
Corporate Office Properties Trust	24	808
Correctional Properties Trust	8	241
Cousins Properties Inc.	32	1,043
Crescent Real Estate Equities Co.	76	1,484
CRIIMI MAE Inc.[1]	12	259
CRT Properties Inc.	52	1,436
Developers Diversified Realty Corp.	68	3,310
Duke Realty Corp.	104	3,532
EastGroup Properties Inc.	40	1,736
Entertainment Properties Trust	16	729
Equity Inns Inc.	36	483
Equity Lifestyle Properties Inc.	47	2,071
Equity Office Properties Trust[2]	332	11,769
Equity One Inc.	32	762
Equity Residential	228	9,211

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Essex Property Trust Inc.	16	$1,470
Federal Realty Investment Trust	40	2,612
FelCor Lodging Trust Inc.[1]	40	622
First Industrial Realty Trust Inc.	32	1,321
First Potomac Realty Trust	8	211
Gables Residential Trust	24	1,042
General Growth Properties Inc.	176	8,092
Getty Realty Corp.	16	480
Glenborough Realty Trust Inc.	24	503
Glimcher Realty Trust[2]	68	1,962
Health Care Property Investors Inc.[2]	108	3,009
Health Care REIT Inc.	40	1,564
Healthcare Realty Trust Inc.	36	1,471
Heritage Property Investment Trust Inc.	20	744
Highland Hospitality Corp.	24	290
Highwoods Properties Inc.	44	1,393
Home Properties Inc.	48	2,197
Hospitality Properties Trust	52	2,309
Host Marriott Corp.	256	4,774
HRPT Properties Trust	144	1,856
Impac Mortgage Holdings Inc.[2]	52	915
Inland Real Estate Corp.	68	1,128
Innkeepers USA Trust	28	430
iStar Financial Inc.	84	3,594
Kilroy Realty Corp.	24	1,250
Kimco Realty Corp.	76	4,990
LaSalle Hotel Properties	62	2,159
Lexington Corporate Properties Trust	40	959
Liberty Property Trust	64	2,872
LTC Properties Inc.	12	281
Luminent Mortgage Capital Inc.	20	213
Macerich Co. (The)	48	3,371
Mack-Cali Realty Corp.	48	2,300
Maguire Properties Inc.	72	2,156
Meristar Hospitality Corp.[1]	48	428
MFA Mortgage Investments Inc.	60	418
Mid-America Apartment Communities Inc.	40	1,926
Mills Corp.	48	3,123
National Health Investors Inc.	20	615
Nationwide Health Properties Inc.	52	1,304
New Century Financial Corp.[2]	56	2,933
New Plan Excel Realty Trust Inc.[2]	80	2,190
Newcastle Investment Corp.	56	1,730
Novastar Financial Inc.[2]	40	1,621
Omega Healthcare Investors Inc.	36	502
Pan Pacific Retail Properties Inc.	32	2,224
Parkway Properties Inc.	51	2,731
Pennsylvania Real Estate Investment Trust	59	2,886
Plum Creek Timber Co. Inc.	152	5,753
Post Properties Inc.	32	1,277
Prentiss Properties Trust	32	1,295
ProLogis	140	6,378
Public Storage Inc.[2]	72	4,806
RAIT Investment Trust	43	1,363
Ramco-Gershenson Properties Trust	40	1,192
Rayonier Inc.	40	2,282
Realty Income Corp.[2]	64	1,599
Reckson Associates Realty Corp.	48	1,686
Redwood Trust Inc.	35	1,900
Regency Centers Corp.	44	2,715
Saul Centers Inc.	8	302
Senior Housing Properties Trust	40	789
Shurgard Storage Centers Inc. Class A	36	1,688
Simon Property Group Inc.	167	13,317
SL Green Realty Corp.	28	1,952
Sovran Self Storage Inc.	32	1,546
Sun Communities Inc.	16	558
Tanger Factory Outlet Centers Inc.	68	1,958
Taubman Centers Inc.	40	1,422
Thornburg Mortgage Inc.	64	1,900
Town & Country Trust (The)[2]	12	348
Trizec Properties Inc.	76	1,670
Trustreet Properties Inc.[2]	86	1,508
United Dominion Realty Trust Inc.	100	2,545
Universal Health Realty Income Trust	34	1,197
Urstadt Biddle Properties Inc. Class A	16	299
Ventas Inc.	68	2,196
Vornado Realty Trust	84	7,446
Washington Real Estate Investment Trust	36	1,157
Weingarten Realty Investors	60	2,357
Winston Hotels Inc.	20	225

		263,040

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
RETAIL – 4.50%
Abercrombie & Fitch Co. Class A	80	$5,764
Advance Auto Parts Inc.[1]	68	4,689
Aeropostale Inc.[1]	43	1,284
AnnTaylor Stores Corp.[1]	56	1,443
Asbury Automotive Group Inc.[1]	12	204
AutoNation Inc.[1]	168	3,627
AutoZone Inc.[1]	56	5,457
Barnes & Noble Inc.[1]	44	1,805
Best Buy Co. Inc.	220	16,852
Big Lots Inc.[1]	96	1,245
BJ’s Wholesale Club Inc.[1]	56	1,786
Borders Group Inc.	64	1,588
Brinker International Inc.[1]	80	3,272
Buckle Inc. (The)	8	346
Burlington Coat Factory Warehouse Corp.	16	656
CarMax Inc.[1]	107	3,127
Cash America International Inc.	24	500
Cato Corp. Class A	24	508
CEC Entertainment Inc.[1]	32	1,226
Chico’s FAS Inc.[1]	144	5,776
Christopher & Banks Corp.	32	605
Circuit City Stores Inc.	156	2,847
CKE Restaurants Inc.[2]	40	518
Claire’s Stores Inc.	68	1,728
Coles Myer Ltd. ADR	124	7,105
CSK Auto Corp.[1]	36	674
CVS Corp.	648	20,107
Darden Restaurants Inc.	124	4,303
Dave & Buster’s Inc.[1,2]	12	227
Delhaize Le Lion SA ADR	76	4,654
Dick’s Sporting Goods Inc.[1]	24	953
Dillard’s Inc. Class A	56	1,280
Dollar General Corp.	252	5,121
Family Dollar Stores Inc.	136	3,509
Federated Department Stores Inc.	148	11,229
Foot Locker Inc.	120	3,000
GameStop Corp.[1,2]	16	550
GameStop Corp. Class B1	16	512
Gap Inc. (The)	540	11,399
Genesco Inc.[1,2]	16	596
Group 1 Automotive Inc.[1]	16	465
Haverty Furniture Companies Inc.	16	214
Home Depot Inc.	1,804	78,492
IHOP Corp.	16	703
Jack in the Box Inc.[1]	32	1,218
Jo-Ann Stores Inc.[1]	16	440
Kenneth Cole Productions Inc. Class A	35	1,042
Kohl’s Corp.[1]	252	14,200
Landry’s Restaurants Inc.[2]	20	623
Limited Brands Inc.	308	7,509
Linens ‘n Things Inc.[1]	36	945
Lithia Motors Inc. Class A	12	374
Longs Drug Stores Corp.	24	1,041
Lowe’s Companies Inc.	583	38,606
MarineMax Inc.[1]	8	266
May Department Stores Co. (The)	240	9,852
McDonald’s Corp.	1,060	33,040
Men’s Wearhouse Inc. (The)[1]	42	1,510
Michaels Stores Inc.	112	4,592
Movado Group Inc.	16	309
MSC Industrial Direct Co. Inc. Class A	32	1,238
Neiman-Marcus Group Inc. Class A	24	2,364
Neiman-Marcus Group Inc. Class B	12	1,178
Nordstrom Inc.	208	7,698
Nu Skin Enterprises Inc. Class A	44	1,039
Office Depot Inc.[1]	256	7,265
OfficeMax Inc.	72	2,138
Outback Steakhouse Inc.[2]	56	2,608
Payless ShoeSource Inc.[1]	56	1,088
Penney (J.C.) Co. Inc. (Holding Co.)	216	12,126
Pier 1 Imports Inc.	72	1,024
RadioShack Corp.	136	3,192
Regis Corp.	36	1,503
Retail Ventures Inc.[1,2]	28	386
Rite Aid Corp.[1]	368	1,652
Ruby Tuesday Inc.	56	1,401
Saks Inc.[1]	100	2,122
7-Eleven Inc.[1]	24	812
ShopKo Stores Inc.[1]	24	611
Sonic Automotive Inc.	24	559
Steak n Shake Co. (The)[1]	69	1,494

64	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Talbots Inc. (The)	20	$683
Target Corp.	667	39,186
Tiffany & Co.	120	4,084
TJX Companies Inc.	416	9,780
Too Inc.[1]	28	722
Triarc Companies Inc. Class B	24	377
United Auto Group Inc.	16	566
Walgreen Co.	844	40,394
Wal-Mart Stores Inc.	2,125	104,869
Wendy’s International Inc.	88	4,550
Williams-Sonoma Inc.[1]	80	3,533
World Fuel Services Corp.	16	393
Yum! Brands Inc.	240	12,564
Zale Corp.[1]	40	1,360

		614,072

SAVINGS & LOANS – 0.50%
Astoria Financial Corp.	91	2,543
BankAtlantic Bancorp Inc. Class A	40	718
Commercial Federal Corp.	57	1,932
Downey Financial Corp.	16	1,239
FirstFed Financial Corp.[1]	21	1,312
Flagstar Bancorp Inc.[2]	24	442
Golden West Financial Corp.	243	15,824
New York Community Bancorp Inc.[2]	237	4,351
Ocwen Financial Corp.[1,2]	32	245
PFF Bancorp Inc.	19	588
Provident Financial Services Inc.	52	918
Sovereign Bancorp Inc.	287	6,885
Washington Mutual Inc.	699	29,694
Webster Financial Corp.	40	1,928

		68,619

SEMICONDUCTORS – 1.15%
Advanced Micro Devices Inc.[1]	368	7,389
Advanced Semiconductor Engineering Inc. ADR[1]	471	1,813
Agere Systems Inc.[1]	191	2,137
Analog Devices Inc.	308	12,074
Fairchild Semiconductor International Inc. Class A1,2	220	3,709
Freescale Semiconductor Inc. Class A1,2	159	4,058
Freescale Semiconductor Inc. Class B1	211	5,433
Infineon Technologies AG ADR[1]	484	4,753
International Rectifier Corp.[1]	64	3,011
MEMC Electronic Materials Inc.[1]	164	2,786
Micron Technology Inc.[1]	588	6,985
National Semiconductor Corp.	331	8,179
Semiconductor Manufacturing International Corp. ADR[1]	336	3,595
STMicroelectronics NV NYS	492	8,487
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,006	25,822
Teradyne Inc.[1]	264	4,100
Texas Instruments Inc.	1,420	45,099
United Microelectronics Corp. ADR[1]	2,144	8,254

		157,684

SOFTWARE – 0.86%
Automatic Data Processing Inc.	468	20,784
BMC Software Inc.[1]	184	3,513
Certegy Inc.	52	1,800
Computer Associates International Inc.	384	10,541
Dun & Bradstreet Corp.[1]	59	3,736
eFunds Corp.[1]	40	730
Fair Isaac Corp.	67	2,521
First Data Corp.	658	27,070
Global Payments Inc.	24	1,590
IMS Health Inc.	196	5,337
Keane Inc.[1]	48	602
Konami Corp. ADR	72	1,551
Midway Games Inc.[1,2]	24	313
SAP AG ADR[2]	680	29,118
Satyam Computer Services Ltd. ADR	132	3,773
Sybase Inc.[1]	80	1,702
SYNNEX Corp.[1]	20	372
Total System Services Inc.	32	786
Wipro Ltd. ADR	96	1,958

		117,797

TELECOMMUNICATIONS – 7.27%
Alcatel SA ADR[1,2]	1,068	13,030
Alltel Corp.	235	15,627
Amdocs Ltd.[1]	155	4,602
America Movil SA de CV Series L ADR	777	17,296
American Tower Corp. Class A1	176	4,044

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
Anixter International Inc.[1]	28	$1,164
AT&T Corp.	652	12,910
Avaya Inc.[1,2]	448	4,628
BCE Inc.	763	18,434
BellSouth Corp.	1,471	40,600
British Telecom PLC ADR[2]	712	28,836
Cable & Wireless PLC ADR	656	5,497
CenturyTel Inc.	112	3,849
China Mobile Hong Kong Ltd. ADR	680	13,716
China Netcom Group Corp. Ltd. ADR	56	1,723
China Telecom Corp. Ltd. ADR	112	4,306
China Unicom Ltd. ADR	232	2,081
Cincinnati Bell Inc.[1]	200	908
Citizens Communications Co.	236	3,101
CommScope Inc.[1]	40	676
Companhia Anonima Nacional Telefonos de Venezuela ADR	44	734
Corning Inc.[1]	1,175	22,384
Crown Castle International Corp.[1]	180	3,917
Deutsche Telekom AG ADR	2,103	41,597
Enterasys Networks Inc.[1]	868	955
France Telecom SA ADR	1,270	39,243
Harris Corp.	112	4,152
Hellenic Telecommunications Organization SA ADR[1]	464	4,793
Hutchison Telecommunications International Ltd. ADR[1]	112	1,908
IDT Corp.[1]	16	208
IDT Corp. Class B1	36	468
KT Corp. ADR	232	5,136
Lucent Technologies Inc.[1]	3,516	10,302
Magyar Telekom	72	1,596
Mahanagar Telephone Nigam Ltd. ADR	88	692
MasTec Inc.[1]	24	235
Mobile Telesystems ADR	128	4,539
Motorola Inc.	1,920	40,666
Nippon Telegraph & Telephone Corp. ADR	864	19,008
Nokia OYJ ADR[2]	3,767	60,084
Nortel Networks Corp.[1]	1,968	5,176
NTT DoCoMo Inc. ADR	1,568	25,182
PCCW Ltd. ADR	316	2,070
Philippine Long Distance Telephone Co. ADR	100	2,907
Plantronics Inc.	36	1,230
Portugal Telecom SGPS ADR	936	8,958
Price Communications Corp.[1]	36	635
Pt Indosat Tbk ADR	36	1,062
PT Telekomunikasi Indonesia ADR	220	5,089
Qwest Communications International Inc.[1]	1,192	4,553
Rostelecom ADR[2]	48	593
Royal KPN NV ADR	1,656	14,440
SBC Communications Inc.	2,710	66,259
Scientific-Atlanta Inc.	124	4,774
SK Telecom Co. Ltd. ADR	359	7,708
SpectraSite Inc.[1]	39	3,186
Spirent PLC ADR[1]	148	534
Sprint Corp. (FON Group)	1,059	28,487
Swisscom AG ADR[2]	204	6,736
TDC A/S ADR	252	5,670
Telecom Argentina SA ADR[1]	64	806
Telecom Corp. of New Zealand Ltd. ADR	200	6,870
Telecom Italia SpA ADR	911	29,726
Telefonica Moviles SA ADR	272	2,861
Telefonica SA ADR[2]	1,227	61,902
Telefonos de Mexico ADR	510	9,828
Telekom Austria AG ADR	108	4,325
Telkom SA Ltd. ADR	36	2,777
Telstra Corp. Ltd. ADR	364	7,011
TELUS Corp.	132	4,607
Turkcell Iletisim Hizmetleri AS ADR	135	1,858
Verizon Communications Inc.[2]	2,224	76,128
Videsh Sanchar Nigam Ltd. ADR	32	627
Vimpel-Communications ADR[1]	72	2,763
Vodafone Group PLC ADR	4,864	125,637

		992,620

TEXTILES – 0.04%
Angelica Corp.	43	1,086
Mohawk Industries Inc.[1,2]	44	3,864
UniFirst Corp.	8	356

		5,306

66	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	128	$2,808
LeapFrog Enterprises Inc.[1,2]	164	2,045
Marvel Enterprises Inc.[1]	56	1,086
Mattel Inc.	356	6,639

		12,578

TRANSPORTATION – 1.16%
Burlington Northern Santa Fe Corp.	292	15,841
Canadian National Railway Co.	235	15,616
Canadian Pacific Railway Ltd.	132	5,127
CHC Helicopter Corp. Class A	32	678
CNF Inc.	40	2,064
CP Ships Ltd.	72	1,281
CSX Corp.	176	8,015
FedEx Corp.	251	21,107
Florida East Coast Industries Inc.	32	1,504
Frontline Ltd.	36	1,511
General Maritime Corp.[2]	28	1,092
Genesee & Wyoming Inc. Class A1	16	484
Grupo TMM SA ADR[1]	356	1,310
Guangshen Railway Co. Ltd. ADR	24	419
Kansas City Southern Industries Inc.[1]	52	1,173
Kirby Corp.[1]	16	770
Laidlaw International Inc.[1]	84	2,159
Norfolk Southern Corp.	316	11,758
Offshore Logistics Inc.[1]	16	576
OMI Corp.	99	1,785
Overseas Shipholding Group Inc.	20	1,241
RailAmerica Inc.[1]	24	282
Ryder System Inc.	52	2,027
Sea Containers Ltd. Class A	16	247
Ship Finance International Ltd.	60	1,128
Teekay Shipping Corp.	67	3,083
TNT NV ADR	260	6,622
Tsakos Energy Navigation Ltd.	16	619
Union Pacific Corp.	212	14,906
United Parcel Service Inc. Class B	475	34,661

		159,086

TRUCKING & LEASING – 0.01%
GATX Corp.	32	1,210

		1,210

Security	Shares or Principal	Value
WATER – 0.29%
American States Water Co.	27	$840
Aqua America Inc.	76	2,437
California Water Service Group[2]	12	498
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	28	423
Suez SA ADR	768	21,151
United Utilities PLC ADR	228	5,221
Veolia Environnement ADR	239	9,326

		39,896

TOTAL COMMON STOCKS (Cost: $12,591,246)		13,645,187

PREFERRED STOCKS – 0.00%

REAL ESTATE INVESTMENT TRUSTS – 0.00%
Public Storage Inc. Class A	8	224

		224

TOTAL PREFERRED STOCKS (Cost: $235)		224

SHORT-TERM INVESTMENTS – 4.91%

COMMERCIAL PAPER[5] – 0.90%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$2,491	2,490
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	6,307	6,283
Amsterdam Funding Corp.
3.27%, 08/01/05	1,557	1,557
ANZ National Bank Ltd.
2.94%, 08/15/05	1,557	1,550
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	2,024	2,014
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	3,412	3,410
Chariot Funding LLC
3.28%, 08/05/05	2,342	2,341

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Principal	Value
Charta LLC
3.31%, 08/11/05	$4,671	$4,666
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	3,020	3,019
Dorada Finance Inc.
3.76%, 01/26/06	311	306
Ebury Finance Ltd.
3.47%, 08/30/05	1,557	1,552
Edison Asset Securitization LLC
3.12%, 09/06/05	2,335	2,328
Fairway Finance LLC
3.15%, 09/15/05	2,770	2,759
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	4,406	4,399
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	7,762	7,744
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	10,119	10,069
Giro Funding Corp.
3.30%, 08/05/05	2,180	2,179
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	9,341	9,322
Lockhart Funding LLC
3.47%, 09/16/05	3,675	3,659
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	4,359	4,343
Park Avenue Receivables Corp.
3.39%, 08/22/05	4,671	4,661
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	6,647	6,627
Park Sienna LLC
3.45%, 08/23/05	2,351	2,346
Prudential Funding LLC
3.31%, 08/01/05	4,671	4,671
Solitaire Funding Ltd.
3.28%, 08/01/05	3,114	3,114
Sydney Capital Corp.
3.21%, 08/17/05	6,592	6,582
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	6,873	6,859
Three Pillars Funding Corp.
3.29%, 08/08/05	3,835	3,832
Ticonderoga Funding LLC
3.29%, 08/09/05	2,811	2,809
Tulip Funding Corp.
3.31%, 08/01/05	4,671	4,671
Windmill Funding Corp.
3.28%, 08/02/05	623	623

		122,785

FLOATING RATE NOTES[5] – 2.24%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06[6]	5,791	5,791
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	8,407	8,407
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	5,138	5,137
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	8,874	8,875
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06[6]	2,024	2,024
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	2,024	2,023
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06[6]	16,004	16,004
BMW US Capital LLC
3.36%, 07/14/06[6]	3,114	3,114

68	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Principal	Value
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	$10,587	$10,585
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06[6]	8,531	8,530
Commodore CDO Ltd.
3.47%, 12/12/05[6]	778	778
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	10,898	10,898
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	9,341	9,341
DEPFA Bank PLC
3.42%, 03/15/06	3,114	3,114
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06[6]	5,916	5,916
Fairway Finance LLC
3.38%, 10/20/05	1,245	1,245
Fifth Third Bancorp
3.42%, 04/21/06[6]	6,227	6,227
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06[6]	2,180	2,180
General Electric Capital Corp.
3.45%, 07/07/06	1,401	1,403
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	170	170
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	3,581	3,581
Hartford Life Global Funding Trust
3.38%, 07/15/06	3,114	3,114
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06[6]	9,341	9,342
HSBC Bank USA N.A.
3.45%, 05/04/06	1,090	1,090
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06[6]	14,012	14,012
Leafs LLC
3.43%, 01/20/06 - 02/21/06[6]	3,269	3,269
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06[6]	12,143	12,145
Lothian Mortgages PLC
3.45%, 01/24/06	3,114	3,114
Marshall & Ilsley Bank
3.53%, 02/20/06	3,114	3,116
Metropolitan Life Global Funding I
3.33%, 08/04/06[6]	4,671	4,671
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	4,671	4,671
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06[6]	11,521	11,523
Nordea Bank AB
3.35%, 08/11/06[6]	5,449	5,449
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06[6]	9,341	9,341
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	11,988	11,987
Principal Life Income Funding Trusts
3.21%, 05/10/06	2,335	2,335
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	8,835	8,833
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06[6]	1,713	1,713
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06[6]	17,779	17,779
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06[6]	3,114	3,114

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Shares or Principal	Value
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	$4,826	$4,825
Strips III LLC
3.51%, 07/24/06[6,7]	934	934
SunTrust Bank
3.63%, 04/28/06	4,671	4,671
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06[6]	7,566	7,565
Toronto-Dominion Bank
3.81%, 06/20/06	3,892	3,892
Toyota Motor Credit Corp.
3.32%, 04/10/06	1,401	1,401
UniCredito Italiano SpA
3.34%, 06/14/06	4,048	4,047
Wachovia Asset Securitization Inc.
3.45%, 08/25/05[6]	7,764	7,764
Wells Fargo & Co.
3.38%, 07/14/06[6]	1,557	1,557
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06[6]	11,209	11,210
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06[6]	8,127	8,128
Winston Funding Ltd.
3.71%, 10/23/05[6]	2,223	2,223
World Savings Bank
3.30%, 09/09/05	1,090	1,090

		305,268

MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30%[3,5,8]	12,455	12,455
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33%[3,8]	7,120	7,120
BlackRock Temp Cash Money Market Fund 3.17%[5,8]	451	451
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25%[5,8]	1,092	1,092

		21,118

REPURCHASE AGREEMENTS[5] – 0.59%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $28,809 and an effective yield of 3.30%.[9]	$28,802	28,802
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $ 31,145 and an effective yield of 3.30%.[9]	31,137	31,137
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $21,023 and an effective yield of 3.30%.[9]	21,017	21,017

		80,956

TIME DEPOSITS[5] – 1.03%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	4,671	4,671
BNP Paribas (New York)
3.03%, 08/23/05	1,245	1,245
Chase Bank USA N.A.
3.31%, 08/01/05	23,353	23,353
Dexia Bank
3.27%, 08/01/05	7,784	7,784
Fortis Bank NY
3.83% - 3.84%, 01/25/06	4,671	4,671
HBOS Treasury Services PLC
3.39%, 12/14/05	1,868	1,868
Key Bank N.A.
3.31%, 08/01/05	28,023	28,023

70	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2005

Security	Principal	Value
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05[7]	$4,671	$4,671
National Australia Bank Ltd.
3.31%, 08/01/05	4,743	4,743
Societe Generale
3.31%, 08/01/05	24,909	24,909
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	7,161	7,162
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	2,491	2,490
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	6,227	6,228
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	17,125	17,125
Wilmington Trust Corp.
3.30%, 08/05/05	2,335	2,335

		141,278

TOTAL SHORT-TERM INVESTMENTS (Cost: $671,405)		671,405

TOTAL INVESTMENTS IN SECURITIES – 104.80% (Cost: $13,262,886)		14,316,816
Other Assets, Less Liabilities – (4.80)%		(656,280)

NET ASSETS – 100.00%		$13,660,536

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NVS - Non-Voting Shares

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[8]	The rate quoted is the annualized seven-day yield of the fund at period end.
[9]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments

iSHARES® NYSE 100 INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.89%

AEROSPACE & DEFENSE – 1.91%
Boeing Co. (The)[1]	3,839	$253,412
Lockheed Martin Corp.	1,830	114,192
United Technologies Corp.	4,881	247,467

		615,071

AGRICULTURE – 2.20%
Altria Group Inc.	10,601	709,843

		709,843

BANKS – 8.16%
Bank of America Corp.[1]	20,883	910,499
Bank of New York Co. Inc. (The)	4,019	123,705
BB&T Corp.	2,830	118,351
National City Corp.	2,890	106,670
SunTrust Banks Inc.	1,857	135,041
U.S. Bancorp	9,649	290,049
Wachovia Corp.	8,217	413,972
Wells Fargo & Co.	8,743	536,296

		2,634,583

BEVERAGES – 3.58%
Anheuser-Busch Companies Inc.[1]	4,007	177,710
Coca-Cola Co. (The)	11,497	503,109
PepsiCo Inc.	8,706	474,738

		1,155,557

BIOTECHNOLOGY – 0.66%
Genentech Inc.[2]	2,398	214,213

		214,213

CHEMICALS – 1.41%
Dow Chemical Co. (The)	4,926	236,202
Du Pont (E.I.) de Nemours and Co.	5,141	219,418

		455,620

COMMERCIAL SERVICES – 0.36%
Cendant Corp.	5,426	115,899

		115,899

COMPUTERS – 3.90%
EMC Corp.[2]	12,523	171,440
Hewlett-Packard Co.	15,029	370,014
International Business Machines Corp.	8,594	717,255

		1,258,709

COSMETICS & PERSONAL CARE – 3.96%
Colgate-Palmolive Co.	2,704	143,150
Gillette Co. (The)	4,661	250,156
Kimberly-Clark Corp.	2,483	158,316
Procter & Gamble Co.[1]	13,029	724,803

		1,276,425

DIVERSIFIED FINANCIAL SERVICES – 11.43%
American Express Co.	5,702	313,610
Citigroup Inc.[1]	26,827	1,166,974
Federal Home Loan Mortgage Corp.	3,577	226,353
Federal National Mortgage Association	5,011	279,914
Goldman Sachs Group Inc. (The)	2,130	228,932
JP Morgan Chase & Co.	18,397	646,471
Lehman Brothers Holdings Inc.	1,432	150,546
MBNA Corp.	5,828	146,632
Merrill Lynch & Co. Inc.	4,416	259,572
Morgan Stanley	5,111	271,139

		3,690,143

ELECTRIC – 2.12%
Dominion Resources Inc.	1,766	130,437
Duke Energy Corp.	4,587	135,500
Exelon Corp.	3,426	183,360
Southern Co. (The)	3,821	133,697
TXU Corp.	1,178	102,062

		685,056

ELECTRICAL COMPONENTS & EQUIPMENT – 0.44%
Emerson Electric Co.	2,176	143,181

		143,181

FOOD – 0.37%
Sysco Corp.[1]	3,274	118,060

		118,060

HEALTH CARE - PRODUCTS – 4.86%
Alcon Inc.[1]	402	46,049
Boston Scientific Corp.[2]	3,086	89,340
Guidant Corp.	1,674	115,171
Johnson & Johnson	15,343	981,338
Medtronic Inc.	6,237	336,424

		1,568,322

72	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2005

Security	Shares	Value
HEALTH CARE - SERVICES – 1.76%
UnitedHealth Group Inc.	6,554	$342,774
WellPoint Inc.[2]	3,168	224,104

		566,878

INSURANCE – 4.22%
Allstate Corp. (The)[1]	3,474	212,817
American International Group Inc.	11,815	711,263
MetLife Inc.	2,115	103,931
Prudential Financial Inc.	2,696	180,362
St. Paul Travelers Companies Inc.	3,448	151,781

		1,360,154

LEISURE TIME – 0.36%
Carnival Corp.	2,208	115,699

		115,699

MACHINERY – 0.59%
Caterpillar Inc.	3,522	189,871

		189,871

MANUFACTURING – 8.51%
General Electric Co.	54,640	1,885,080
Honeywell International Inc.	4,027	158,181
Illinois Tool Works Inc.	1,294	110,831
3M Co.	3,689	276,675
Tyco International Ltd.	10,374	316,096

		2,746,863

MEDIA – 4.19%
DIRECTV Group Inc. (The)[2]	4,720	72,688
Discovery Holding Co. Class A2	1	11
Gannett Co. Inc.[1]	1,321	96,380
Liberty Media Corp. Class A2	13,258	116,538
News Corp. Class A	10,172	166,617
Time Warner Inc.[2]	22,818	388,362
Viacom Inc. Class B	7,173	240,224
Walt Disney Co. (The)	10,557	270,681

		1,351,501

MINING – 0.39%
Alcoa Inc.	4,477	125,580

		125,580

OIL & GAS – 9.73%
Chevron Corp.	10,373	601,738
ConocoPhillips	6,550	409,965
Exxon Mobil Corp.	33,341	1,958,784
Occidental Petroleum Corp.	2,049	168,592

		3,139,079

OIL & GAS SERVICES – 0.79%
Schlumberger Ltd.[1]	3,053	255,658

		255,658

PHARMACEUTICALS – 9.00%
Abbott Laboratories	8,060	375,838
Bristol-Myers Squibb Co.	10,102	252,348
Cardinal Health Inc.	2,237	133,280
Lilly (Eli) & Co.	4,984	280,699
Merck & Co. Inc.	11,466	356,134
Pfizer Inc.	38,933	1,031,725
Schering-Plough Corp.	7,593	158,086
Wyeth	6,878	314,669

		2,902,779

RETAIL – 6.50%
Home Depot Inc.	11,360	494,274
Lowe’s Companies Inc.[1]	3,618	239,584
McDonald’s Corp.	6,491	202,324
Target Corp.	4,137	243,049
Walgreen Co.[1]	5,281	252,749
Wal-Mart Stores Inc.	13,505	666,472

		2,098,452

SAVINGS & LOANS – 0.60%
Washington Mutual Inc.	4,532	192,519

		192,519

SEMICONDUCTORS – 0.86%
Texas Instruments Inc.	8,781	278,885

		278,885

SOFTWARE – 0.93%
Automatic Data Processing Inc.	3,008	133,585
First Data Corp.	4,055	166,823

		300,408

TELECOMMUNICATIONS – 5.00%
BellSouth Corp.[1]	9,469	261,344
Motorola Inc.	12,670	268,351
SBC Communications Inc.	17,156	419,464
Sprint Corp. (FON Group)	6,524	175,496
Verizon Communications Inc.	14,310	489,831

		1,614,486

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2005

Security	Shares or Principal	Value
TRANSPORTATION – 1.10%
FedEx Corp.	1,457	$122,519
United Parcel Service Inc. Class B	3,197	233,285

		355,804

TOTAL COMMON STOCKS (Cost: $30,899,169)		32,235,298

SHORT-TERM INVESTMENTS – 7.73%

COMMERCIAL PAPER[3] – 1.42%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$9,305	9,301
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	23,560	23,471
Amsterdam Funding Corp.
3.27%, 08/01/05	5,815	5,815
ANZ National Bank Ltd.
2.94%, 08/15/05	5,815	5,810
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	7,560	7,523
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	12,744	12,738
Chariot Funding LLC
3.28%, 08/05/05	8,747	8,743
Charta LLC
3.31%, 08/11/05	17,446	17,430
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	11,282	11,276
Dorada Finance Inc.
3.76%, 01/26/06	1,163	1,141
Ebury Finance Ltd.
3.47%, 08/30/05	5,815	5,799
Edison Asset Securitization LLC
3.12%, 09/06/05	8,723	8,696
Fairway Finance LLC
3.15%, 09/15/05	10,346	10,305
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	16,458	16,432

Security	Principal	Value
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	$28,996	$28,930
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	37,800	37,613
Giro Funding Corp.
3.30%, 08/05/05	8,142	8,139
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	34,892	34,821
Lockhart Funding LLC
3.47%, 09/16/05	13,729	13,668
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	16,283	16,225
Park Avenue Receivables Corp.
3.39%, 08/22/05	17,446	17,412
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	24,830	24,753
Park Sienna LLC
3.45%, 08/23/05	8,783	8,764
Prudential Funding LLC
3.31%, 08/01/05	17,446	17,446
Solitaire Funding Ltd.
3.28%, 08/01/05	11,631	11,631
Sydney Capital Corp.
3.21%, 08/17/05	24,622	24,587
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	25,672	25,621
Three Pillars Funding Corp.
3.29%, 08/08/05	14,325	14,315
Ticonderoga Funding LLC
3.29%, 08/09/05	10,501	10,493
Tulip Funding Corp.
3.31%, 08/01/05	17,446	17,446
Windmill Funding Corp.
3.28%, 08/02/05	2,326	2,326

		458,670

74	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2005

Security	Principal	Value
FLOATING RATE NOTES[3] – 3.53%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06[4]	$21,633	$21,633
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	31,403	31,403
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	19,191	19,190
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	33,148	33,150
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06[4]	7,560	7,560
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	7,560	7,560
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06[4]	59,782	59,782
BMW US Capital LLC
3.36%, 07/14/06[4]	11,631	11,631
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	39,545	39,542
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06[4]	31,868	31,867
Commodore CDO Ltd.
3.47%, 12/12/05[4]	2,908	2,908
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	40,708	40,708
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	34,892	34,892
DEPFA Bank PLC
3.42%, 03/15/06	11,631	11,631
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06[4]	22,099	22,099
Fairway Finance LLC
3.38%, 10/20/05	4,652	4,652
Fifth Third Bancorp
3.42%, 04/21/06[4]	23,262	23,262
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06[4]	8,142	8,142
General Electric Capital Corp.
3.45%, 07/07/06	5,234	5,239
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	636	636
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	13,375	13,375
Hartford Life Global Funding Trust
3.38%, 07/15/06	11,631	11,631
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06[4]	34,892	34,893
HSBC Bank USA N.A.
3.45%, 05/04/06	4,071	4,073
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06[4]	52,339	52,339
Leafs LLC
3.43%, 01/20/06 - 02/21/06[4]	12,212	12,212
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06[4]	45,360	45,366
Lothian Mortgages PLC
3.45%, 01/24/06	11,631	11,631
Marshall & Ilsley Bank
3.53%, 02/20/06	11,631	11,639
Metropolitan Life Global Funding I
3.33%, 08/04/06[4]	17,446	17,446
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	17,446	17,446

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2005

Security	Principal	Value
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06[4]	$43,034	$43,040
Nordea Bank AB
3.35%, 08/11/06[4]	20,354	20,354
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06[4]	34,892	34,893
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	44,779	44,778
Principal Life Income Funding Trusts
3.21%, 05/10/06	8,723	8,723
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	33,002	32,995
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06[4]	6,397	6,396
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06[4]	66,412	66,414
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06[4]	11,631	11,631
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	18,028	18,024
Strips III LLC
3.51%, 07/24/06[4,5]	3,489	3,489
SunTrust Bank
3.63%, 04/28/06	17,446	17,446
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06[4]	28,263	28,261
Toronto-Dominion Bank
3.81%, 06/20/06	14,539	14,540
Toyota Motor Credit Corp.
3.32%, 04/10/06	5,234	5,234
UniCredito Italiano SpA
3.34%, 06/14/06	15,120	15,115

Security	Shares or Principal	Value
Wachovia Asset Securitization Inc.
3.45%, 08/25/05[4]	$29,001	$29,000
Wells Fargo & Co.
3.38%, 07/14/06[4]	5,815	5,816
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06[4]	41,871	41,869
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06[4]	30,356	30,354
Winston Funding Ltd.
3.71%, 10/23/05[4]	8,304	8,304
World Savings Bank
3.30%, 09/09/05	4,071	4,071

		1,140,285

MONEY MARKET FUNDS – 0.21%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.30%[3,6,7]	46,523	46,523
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.33%[6,7]	14,574	14,574
BlackRock Temp Cash Money Market Fund 3.17%[3,7]	1,685	1,685
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.25%[3,7]	4,077	4,077

		66,859

REPURCHASE AGREEMENTS[3] – 0.94%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $107,615 and an effective yield of 3.30%.[8]	$107,585	107,585

76	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2005

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement,dated 7/29/05, due 8/1/05, with a maturity value of $ 116,340 and an effective yield of 3.30%.[8]	$116,308	$116,308
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $78,530 and an effective yield of 3.30%.[8]	78,508	78,508

		302,401

TIME DEPOSITS[3] – 1.63%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	17,446	17,446
BNP Paribas (New York)
3.03%, 08/23/05	4,652	4,652
Chase Bank USA N.A.
3.31%, 08/01/05	87,231	87,231
Dexia Bank
3.27%, 08/01/05	29,077	29,077
Fortis Bank NY
3.83% - 3.84%, 01/25/06	17,446	17,447
HBOS Treasury Services PLC
3.39%, 12/14/05	6,978	6,978
Key Bank N.A.
3.31%, 08/01/05	104,677	104,677
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05[5]	17,446	17,446
National Australia Bank Ltd.
3.31%, 08/01/05	17,718	17,718
Societe Generale
3.31%, 08/01/05	93,046	93,046
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	26,751	26,750
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	9,305	9,304
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	23,262	23,261
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	63,969	63,969
Wilmington Trust Corp.
3.30%, 08/05/05	8,723	8,723

		527,725

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,495,940)		2,495,940

TOTAL INVESTMENTS IN SECURITIES – 107.62% (Cost: $33,395,109)		34,731,238
Other Assets, Less Liabilities – (7.62)%		(2,459,834)

NET ASSETS – 100.00%		$32,271,404

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	77

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2005

	iShares Goldman Sachs
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$324,336,994	$178,551,760	$590,931,401	$261,385,599	$683,182,644

Affiliated issuers[a]	$804,313	$341,695	$1,664,905	$430,130	$1,480,371

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$319,225,803	$162,369,720	$612,768,782	$248,587,880	$852,597,391
Affiliated issuers[a]	804,313	341,695	1,664,905	430,130	1,480,371
Receivables:
Investment securities sold	—	—	—	4,249,103	—
Dividends and interest	19,562	3,869	63,021	1,391	406,051
Capital shares redeemed	—	—	—	2,978	—

Total Assets	320,049,678	162,715,284	614,496,708	253,271,482	854,483,813

LIABILITIES
Payables:
Investment securities purchased	442,157	—	—	4,284,608	—
Collateral for securities on loan (Note 5)	24,782,888	14,667,209	69,979,498	19,259,509	53,264,022
Capital shares sold	—	—	—	2,085	—
Investment advisory fees (Note 2)	119,798	62,143	201,541	83,873	333,523

Total Liabilities	25,344,843	14,729,352	70,181,039	23,630,075	53,597,545

NET ASSETS	$294,704,835	$147,985,932	$544,315,669	$229,641,407	$800,886,268

Net assets consist of:
Paid-in capital	$310,436,733	$181,764,097	$532,154,771	$245,503,673	$634,748,731
Distributions in excess of net investment income	—	—	—	—	(9,394)
Accumulated net realized loss	(10,620,707)	(17,596,125)	(9,676,483)	(3,064,547)	(3,267,816)
Net unrealized appreciation (depreciation)	(5,111,191)	(16,182,040)	21,837,381	(12,797,719)	169,414,747

NET ASSETS	$294,704,835	$147,985,932	$544,315,669	$229,641,407	$800,886,268

Shares outstanding	6,400,000	4,950,000	9,250,000	5,700,000	9,900,000	[c]

Net asset value per share	$46.05	$29.90	$58.84	$40.29	$80.90	[c]

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $24,149,366, $14,190,781, $67,503,908, $18,555,698 and $52,003,240, respectively. See Note 5.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

78	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2005

	iShares NYSE
	Composite Index Fund	100 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$13,192,752	$33,334,012

Affiliated issuers[a]	$70,134	$61,097

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$14,245,918	$34,670,141
Affiliated issuers[a]	70,898	61,097
Receivables:
Investment securities sold	489	—
Dividends and interest	20,291	55,814

Total Assets	14,337,596	34,787,052

LIABILITIES
Payables:
Investment securities purchased	9,913	28,834
Collateral for securities on loan (Note 5)	664,286	2,481,366
Investment advisory fees (Note 2)	2,861	5,448

Total Liabilities	677,060	2,515,648

NET ASSETS	$13,660,536	$32,271,404

Net assets consist of:
Paid-in capital	$12,617,652	$31,060,929
Undistributed net investment income	20,307	68,123
Accumulated net realized loss	(31,353)	(193,777)
Net unrealized appreciation	1,053,930	1,336,129

NET ASSETS	$13,660,536	$32,271,404

Shares outstanding	200,000	500,000

Net asset value per share	$68.30	$64.54

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $645,780 and $2,426,162, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	79

Statements of Operations

iSHARES® TRUST

Year Ended July 31, 2005

	iShares Goldman Sachs
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund
NET INVESTMENT INCOME
Dividends[a]	$2,562,989	$342,572	$1,096,709	$1,543,765	$7,905,784
Interest from affiliated issuers[b]	3,091	1,064	3,212	1,718	8,703
Securities lending income[c]	16,956	25,770	46,242	11,272	99,881

Total investment income	2,583,036	369,406	1,146,163	1,556,755	8,014,368

EXPENSES (Note 2)
Investment advisory fees	990,547	755,164	1,387,611	718,317	2,358,153

Total expenses	990,547	755,164	1,387,611	718,317	2,358,153

Net investment income (loss)	1,592,489	(385,758)	(241,448)	838,438	5,656,215

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,241,240)	(6,130,993)	(9,700,217)	(1,395,649)	(2,186,216)
In-kind redemptions	23,641,788	13,701,014	14,885,667	18,507,855	23,573,248

Net realized gain	18,400,548	7,570,021	5,185,450	17,112,206	21,387,032

Net change in unrealized appreciation (depreciation)	180,738	6,789,087	51,444,027	(1,272,242)	132,619,694

Net realized and unrealized gain	18,581,286	14,359,108	56,629,477	15,839,964	154,006,726

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,173,775	$13,973,350	$56,388,029	$16,678,402	$159,662,941

[a]	Net of foreign withholding tax of $1,538, $—, $14,791, $— and $416,217, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

80	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended July 31, 2005

	iShares NYSE
	Composite Index Fund	100 Index Fund
NET INVESTMENT INCOME
Dividends[a]	$258,702	$634,852
Dividends from affiliated issuers[b]	1,903	—
Interest from affiliated issuers[b]	247	510
Securities lending income[c]	2,296	1,614

Total investment income	263,148	636,976

EXPENSES (Note 2)
Investment advisory fees	29,128	57,086

Total expenses	29,128	57,086

Net investment income	234,020	579,890

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(24,359)	(168,581)
Investments of affiliated issuers[b]	(9,330)	—
In-kind redemptions	1,088,314	587,021

Net realized gain	1,054,625	418,440

Net change in unrealized appreciation (depreciation)	1,222,338	1,702,033

Net realized and unrealized gain	2,276,963	2,120,473

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,510,983	$2,700,363

[a]	Net of foreign withholding tax of $11,944 and $54, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Goldman Sachs Technology Index Fund		iShares Goldman Sachs Networking Index Fund		iShares Goldman Sachs Semiconductor Index Fund
	For the year ended July 31, 2005	For the year ended July 31, 2004	For the year ended July 31, 2005	For the year ended July 31, 2004	For the year ended July 31, 2005	For the year ended July 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$1,592,489	$(287,903)	$(385,758)	$(387,266)	$(241,448)	$(363,621)
Net realized gain	18,400,548	3,624,763	7,570,021	28,625,974	5,185,450	29,857,988
Net change in unrealized appreciation (depreciation)	180,738	(21,132)	6,789,087	(22,441,267)	51,444,027	(26,169,044)

Net increase in net assets resulting from operations	20,173,775	3,315,728	13,973,350	5,797,441	56,388,029	3,325,323

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,592,306)	—	—	—	—	(16,591)
Return of capital	(136,207)	—	—	—	—	—

Total distributions to shareholders	(1,728,513)	—	—	—	—	(16,591)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	242,907,990	96,476,148	93,889,531	158,696,426	518,050,804	189,216,332
Cost of shares redeemed	(152,614,415)	(17,809,662)	(106,862,520)	(98,425,006)	(154,189,209)	(169,974,898)

Net increase (decrease) in net assets from capital share transactions	90,293,575	78,666,486	(12,972,989)	60,271,420	363,861,595	19,241,434

INCREASE IN NET ASSETS	108,738,837	81,982,214	1,000,361	66,068,861	420,249,624	22,550,166

NET ASSETS:
Beginning of year	185,965,998	103,983,784	146,985,571	80,916,710	124,066,045	101,515,879

End of year	$294,704,835	$185,965,998	$147,985,932	$146,985,571	$544,315,669	$124,066,045

SHARES ISSUED AND REDEEMED:
Shares sold	5,500,000	2,150,000	3,400,000	5,150,000	9,850,000	3,300,000
Shares redeemed	(3,550,000)	(400,000)	(3,900,000)	(3,600,000)	(3,050,000)	(2,950,000)

Net increase (decrease) in shares outstanding	1,950,000	1,750,000	(500,000)	1,550,000	6,800,000	350,000

See notes to the financial statements.

82	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Goldman Sachs Software Index Fund		iShares Goldman Sachs Natural Resources Index Fund
	For the year ended July 31, 2005	For the year ended July 31, 2004	For the year ended July 31, 2005	For the year ended July 31, 2004[a]
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$838,438	$(514,334)	$5,656,215	$1,968,616
Net realized gain (loss)	17,112,206	30,387,824	21,387,032	(285,351)
Net change in unrealized appreciation (depreciation)	(1,272,242)	(12,372,561)	132,619,694	36,823,886

Net increase in net assets resulting from operations	16,678,402	17,500,929	159,662,941	38,507,151

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,041,378)	—	(5,658,207)	(1,994,347)

Total distributions to shareholders	(1,041,378)	—	(5,658,207)	(1,994,347)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	427,435,765	152,789,369	424,475,999	174,538,103
Cost of shares redeemed	(328,508,098)	(170,410,559)	(40,864,743)	—

Net increase (decrease) in net assets from capital share transactions	98,927,667	(17,621,190)	383,611,256	174,538,103

INCREASE (DECREASE) IN NET ASSETS	114,564,691	(120,261)	537,615,990	211,050,907

NET ASSETS:
Beginning of year	115,076,716	115,196,977	263,270,278	52,219,371

End of year	$229,641,407	$115,076,716	$800,886,268	$263,270,278

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$—	$(9,394)	$11,134

SHARES ISSUED AND REDEEMED:
Shares sold	10,900,000	4,250,000	5,950,000	3,300,000
Shares redeemed	(8,600,000)	(4,500,000)	(550,000)	—

Net increase (decrease) in shares outstanding	2,300,000	(250,000)	5,400,000	3,300,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

FINANCIAL STATEMENTS	83

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE Composite Index Fund		iShares NYSE 100 Index Fund
	For the year ended July 31, 2005	For the period March 30, 2004[a] to July 31, 2004	For the year ended July 31, 2005	For the period March 29, 2004[a] to July 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$234,020	$85,071	$579,890	$183,168
Net realized gain (loss)	1,054,625	680	418,440	(38,098)
Net change in unrealized appreciation (depreciation)	1,222,338	(168,408)	1,702,033	(365,904)

Net increase (decrease) in net assets resulting from operations	2,510,983	(82,657)	2,700,363	(220,834)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(233,674)	(64,426)	(583,851)	(111,084)

Total distributions to shareholders	(233,674)	(64,426)	(583,851)	(111,084)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,509,554	14,852,304	9,519,295	33,220,309
Cost of shares redeemed	(9,831,548)	—	(12,252,794)	—

Net increase (decrease) in net assets from capital share transactions	(3,321,994)	14,852,304	(2,733,499)	33,220,309

INCREASE (DECREASE) IN NET ASSETS	(1,044,685)	14,705,221	(616,987)	32,888,391

NET ASSETS:
Beginning of period	14,705,221	—	32,888,391	—

End of period	$13,660,536	$14,705,221	$32,271,404	$32,888,391

Undistributed net investment income included in net assets at end of period	$20,307	$21,596	$68,123	$72,084

SHARES ISSUED AND REDEEMED:
Shares sold	100,000	250,000	150,000	550,000
Shares redeemed	(150,000)	—	(200,000)	—

Net increase (decrease) in shares outstanding	(50,000)	250,000	(50,000)	550,000

[a]	Commencement of operations.

See notes to the financial statements.

84	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Technology Index Fund
	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Mar. 13, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$41.79	$38.51	$30.28	$54.58	$56.71

Income from investment operations:
Net investment income (loss)	0.35	(0.06)	(0.04)	(0.25)	(0.08)
Net realized and unrealized gain (loss)	4.28	3.34	8.27	(24.05)	(2.05)

Total from investment operations	4.63	3.28	8.23	(24.30)	(2.13)

Less distributions from:
Net investment income	(0.34)	—	—	—	—
Return of capital	(0.03)	—	—	—	—

Total distributions	(0.37)	—	—	—	—

Net asset value, end of period	$46.05	$41.79	$38.51	$30.28	$54.58

Total return	11.10%	8.52%	27.18%	(44.52)%	(3.76)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$294,705	$185,966	$103,984	$21,194	$79,142
Ratio of expenses to average net assets[b]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[b]	0.81%	(0.20)%	(0.18)%	(0.30)%	(0.33)%
Portfolio turnover rate[c]	7%	5%	11%	8%	0%[e]

[a]	Commencement of operations.
[b]	Annualized for periods of less than one year.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Not annualized.
[e]	Rounds to less than 1%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Networking Index Fund
	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$26.97	$20.75	$13.09	$38.02	$36.32

Income from investment operations:
Net investment loss	(0.08)	(0.07)	(0.01)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	3.01	6.29	7.67	(24.87)	1.71

Total from investment operations	2.93	6.22	7.66	(24.93)	1.70

Net asset value, end of period	$29.90	$26.97	$20.75	$13.09	$38.02

Total return	10.86%	29.98%	58.52%	(65.57)%	4.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$147,986	$146,986	$80,917	$24,219	$24,716
Ratio of expenses to average net assets[b]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[b]	(0.26)%	(0.31)%	(0.17)%	(0.34)%	(0.50)%
Portfolio turnover rate[c]	16%	12%	26%	46%	9%

[a]	Commencement of operations.
[b]	Annualized for periods of less than one year.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Not annualized.

See notes to the financial statements.

86	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Semiconductor Index Fund
	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$50.64	$48.34	$41.63	$73.93	$65.65

Income from investment operations:
Net investment loss	(0.03)	(0.16)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	8.23	2.46	6.77	(32.23)	8.29

Total from investment operations	8.20	2.30	6.71	(32.30)	8.28

Less distributions from:
Return of capital	—	(0.00)[d]	—	—	—

Total distributions	—	(0.00)[d]	—	—	—

Net asset value, end of period	$58.84	$50.64	$48.34	$41.63	$73.93

Total return	16.19%	4.76%	16.12%	(43.69)%	12.61%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$544,316	$124,066	$101,516	$64,522	$33,268
Ratio of expenses to average net assets[b]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[b]	(0.09)%	(0.20)%	(0.20)%	(0.29)%	(0.38)%
Portfolio turnover rate[c]	10%	6%	11%	8%	0%[f]

[a]	Commencement of operations.
[b]	Annualized for periods of less than one year.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Rounds to less than 1%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Software Index Fund
	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[a] to Jul. 31, 2001
Net asset value, beginning of period	$33.85	$31.56	$23.61	$48.28	$49.12

Income from investment operations:
Net investment income (loss)	0.20	(0.15)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	6.48	2.44	8.01	(24.60)	(0.83)

Total from investment operations	6.68	2.29	7.95	(24.67)	(0.84)

Less distributions from:
Net investment income	(0.24)	—	—	—	—

Total distributions	(0.24)	—	—	—	—

Net asset value, end of period	$40.29	$33.85	$31.56	$23.61	$48.28

Total return	19.72%	7.26%	33.67%	(51.10)%	(1.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$229,641	$115,077	$115,197	$37,769	$26,556
Ratio of expenses to average net assets[b]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[b]	0.59%	(0.40)%	(0.43)%	(0.42)%	(0.50)%
Portfolio turnover rate[c]	13%	11%	9%	14%	0%[e]

[a]	Commencement of operations.
[b]	Annualized for periods of less than one year.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Not annualized.
[e]	Rounds to less than 1%.

See notes to the financial statements.

88	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Natural Resources Index Fund
	Year ended Jul. 31, 2005[b]	Year ended Jul. 31, 2004[b]	Year ended Jul. 31, 2003[b]	Period from Oct. 22, 2001[a] to Jul. 31, 2002[b]
Net asset value, beginning of period	$58.51	$43.52	$41.64	$47.46

Income from investment operations:
Net investment income	0.81	0.67	0.76	0.55
Net realized and unrealized gain (loss)	22.39	15.04	1.83	(5.84)

Total from investment operations	23.20	15.71	2.59	(5.29)

Less distributions from:
Net investment income	(0.81)	(0.72)	(0.71)	(0.53)

Total distributions	(0.81)	(0.72)	(0.71)	(0.53)

Net asset value, end of period	$80.90	$58.51	$43.52	$41.64

Total return	39.92%	36.34%	6.27%	(11.29)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$800,886	$263,270	$52,219	$20,817
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	1.20%	1.33%	1.92%	1.51%
Portfolio turnover rate[d]	8%	7%	7%	12%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Not annualized.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Year ended Jul. 31, 2005	Period from Mar. 30, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$58.82	$60.34

Income from investment operations:
Net investment income	1.63	0.34
Net realized and unrealized gain (loss)	9.46	(1.60)

Total from investment operations	11.09	(1.26)

Less distributions from:
Net investment income	(1.61)	(0.26)

Total distributions	(1.61)	(0.26)

Net asset value, end of period	$68.30	$58.82

Total return	19.03%	(2.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,661	$14,705
Ratio of expenses to average net assets[b]	0.25%	0.25%
Ratio of net investment income to average net assets[b]	2.01%	1.98%
Portfolio turnover rate[c]	5%	1%

[a]	Commencement of operations.
[b]	Annualized for periods of less than one year.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Not annualized.

See notes to the financial statements.

90	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Year ended Jul. 31, 2005	Period from Mar. 29, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$59.80	$60.80

Income from investment operations:
Net investment income	1.25	0.33
Net realized and unrealized gain (loss)	4.73	(1.13)

Total from investment operations	5.98	(0.80)

Less distributions from:
Net investment income	(1.24)	(0.20)

Total distributions	(1.24)	(0.20)

Net asset value, end of period	$64.54	$59.80

Total return	10.06%	(1.32)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,271	$32,888
Ratio of expenses to average net assets[b]	0.20%	0.20%
Ratio of net investment income to average net assets[b]	2.03%	1.89%
Portfolio turnover rate[c]	7%	3%

[a]	Commencement of operations.
[b]	Annualized for periods of less than one year.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Not annualized.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	91

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

92	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Goldman Sachs Technology	$—	$(10,333,794)	$(5,398,104)	$(15,731,898)
Goldman Sachs Networking	—	(18,974,700)	(14,803,465)	(33,778,165)
Goldman Sachs Semiconductor	—	14,548,516	(2,387,618)	12,160,898
Goldman Sachs Software	—	(14,302,985)	(1,559,281)	(15,862,266)
Goldman Sachs Natural Resources	8,544	166,961,882	(832,889)	166,137,537
NYSE Composite	19,530	1,050,793	(27,439)	1,042,884
NYSE 100	68,123	1,291,887	(149,535)	1,210,475

For the years ended July 31, 2005 and July 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2005.

From November 1, 2004 to July 31, 2005, certain Funds incurred net realized capital losses. As permitted by tax regulation, these Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2006, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Goldman Sachs Technology	$512,203
Goldman Sachs Networking	4,650,561
Goldman Sachs Semiconductor	1,226,835
Goldman Sachs Natural Resources	389,012
NYSE 100	124,514

NOTES TO THE FINANCIAL STATEMENTS	93

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of July 31, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Goldman Sachs Technology	$638,692	$1,579,887	$2,523,700	$143,622	$4,885,901
Goldman Sachs Networking	130,370	5,798,354	3,242,309	981,871	10,152,904
Goldman Sachs Semiconductor	175,882	472,453	510,075	2,373	1,160,783
Goldman Sachs Software	—	797,714	761,567	—	1,559,281
Goldman Sachs Natural Resources	—	256,427	187,450	—	443,877
NYSE Composite	—	—	—	27,439	27,439
NYSE 100	—	—	25,021	—	25,021

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended July 31, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2005 are disclosed in the Funds’ Statements of Operations.

As of July 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Goldman Sachs Technology	$330,363,910	$7,048,074	$(17,381,868)	$(10,333,794)
Goldman Sachs Networking	181,686,115	13,929,912	(32,904,612)	(18,974,700)
Goldman Sachs Semiconductor	599,885,171	32,637,950	(18,089,434)	14,548,516
Goldman Sachs Software	263,320,995	1,265,229	(15,568,214)	(14,302,985)
Goldman Sachs Natural Resources	687,115,880	173,983,982	(7,022,100)	166,961,882
NYSE Composite	13,266,023	1,336,957	(286,164)	1,050,793
NYSE 100	33,439,351	2,631,690	(1,339,803)	1,291,887

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of July 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

94	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Goldman Sachs Technology	0.50%
Goldman Sachs Networking	0.50
Goldman Sachs Semiconductor	0.50
Goldman Sachs Software	0.50
Goldman Sachs Natural Resources	0.50
NYSE Composite	0.25
NYSE 100	0.20

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Goldman Sachs Technology	$16,956
Goldman Sachs Networking	25,770
Goldman Sachs Semiconductor	46,242
Goldman Sachs Software	11,272
Goldman Sachs Natural Resources	99,881
NYSE Composite	2,296
NYSE 100	1,614

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended July 31, 2005, BGIS did not receive any brokerage commissions from the Funds.

As defined in Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the year ended July 31, 2005.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the year ended July 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first eleven months of the fiscal year ended July 31, 2005 and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last month of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the year ended July 31, 2005, including income earned from these affiliated issuers and net realized losses from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Loss
Goldman Sachs Technology
IMMF	90	21,078	20,828	340	$339,658	$3,091	$—

Goldman Sachs Networking
IMMF	68	7,310	7,311	67	66,699	1,064	—

Goldman Sachs Semiconductor
IMMF	76	21,992	21,715	353	352,857	3,212	—

Goldman Sachs Software
IMMF	69	15,112	15,112	69	69,033	1,718	—

Goldman Sachs Natural Resources
IMMF	157	65,247	64,922	482	481,722	8,703	—

96	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Loss
NYSE Composite
Barclays PLC ADR	2	—	1	1	$51,323	$1,903	$(9,330)
IMMF	5	1,578	1,576	7	7,120	247	—

NYSE 100
IMMF	34	3,537	3,556	15	14,574	510	—

During the year ended July 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of July 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Goldman Sachs Technology	$13,615,214	$13,508,814
Goldman Sachs Networking	23,677,195	24,116,809
Goldman Sachs Semiconductor	28,827,302	28,818,795
Goldman Sachs Software	18,547,101	18,711,089
Goldman Sachs Natural Resources	37,270,447	37,783,800
NYSE Composite	607,286	605,334
NYSE 100	2,087,491	2,095,878

In-kind transactions (see Note 4) for the year ended July 31, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Goldman Sachs Technology	$242,785,246	$152,581,555
Goldman Sachs Networking	93,901,103	106,852,965
Goldman Sachs Semiconductor	517,876,590	154,179,285
Goldman Sachs Software	427,397,364	328,482,554
Goldman Sachs Natural Resources	479,294,833	95,626,715
NYSE Composite	6,490,130	9,814,514
NYSE 100	9,504,192	12,233,054

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

As of July 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The Board authorized a two-for-one stock split for the iShares Goldman Sachs Natural Resources Index Fund, effective June 9, 2005, for the shareholders of record on June 6, 2005. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the net asset value per share by a factor of two, resulting in no effect to total net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of July 31, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of July 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

98	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Goldman Sachs Series Funds and the iShares NYSE Series Funds (each a series of iShares Trust, hereafter referred to as the “Funds”), as listed on the table of contents at July 31, 2005, the results of each of their operations for the period then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 20, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	99

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by certain Funds during the year ended July 31, 2005 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Goldman Sachs Technology	100.00%
Goldman Sachs Software	100.00
Goldman Sachs Natural Resources	83.05
NYSE Composite	63.86
NYSE 100	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the following Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended July 31, 2005:

iShares Index Fund	Qualified Dividend Income
Goldman Sachs Technology	$1,592,306
Goldman Sachs Software	838,430
Goldman Sachs Natural Resources	5,620,166
NYSE Composite	222,938
NYSE 100	579,890

In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

100	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was held on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders except as noted below. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1 *

To elect the eight nominees specified below as Trustees of the Trust, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Trustee	Votes For	Votes Withheld
Lee T. Kranefuss	647,047,151	12,010,432
John E. Martinez	647,057,342	12,000,240
Richard K. Lyons	647,782,813	11,274,769
George G.C. Parker	644,369,500	14,688,081
W. Allen Reed	647,251,696	11,805,888
Cecilia H. Herbert	647,073,394	11,984,192
Charles A. Hurty	647,183,684	11,873,899
John E. Kerrigan	647,826,001	11,231,583

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Trustees of the Trust and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities. Shareholders of the iShares Goldman Sachs Networking Index Fund and iShares NYSE 100 Index Fund did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Goldman Sachs Technology	1,829,538	60,647	18,954	746,193
Goldman Sachs Networking	1,528,696	15,105	47,818	1,619,306
Goldman Sachs Semiconductor	2,000,907	51,249	53,372	640,922
Goldman Sachs Software	1,892,292	41,539	97,737	212,545
Goldman Sachs Natural Resources	1,581,780	94,071	47,117	432,605
NYSE Composite	51,189	9,283	2,290	12,492
NYSE 100	126,140	2,647	1,767	90,755

SHAREHOLDER MEETING RESULTS	101

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Proposal 2B

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans. Shareholders of the iShares Goldman Sachs Networking Index Fund and iShares NYSE 100 Index Fund did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Goldman Sachs Technology	1,827,770	62,905	18,464	746,193
Goldman Sachs Networking	1,524,932	16,669	50,018	1,619,306
Goldman Sachs Semiconductor	1,966,208	86,216	53,104	640,922
Goldman Sachs Software	1,890,766	43,115	97,687	212,545
Goldman Sachs Natural Resources	1,574,873	99,198	48,897	432,605
NYSE Composite	50,455	9,967	2,340	12,492
NYSE 100	125,940	2,847	1,767	90,755

Proposal 3

To approve a change in the classification of the investment objectives of certain Funds from fundamental to non-fundamental. The shareholders of the iShares Goldman Sachs Networking Index Fund and iShares Goldman Sachs Natural Resources Index Fund did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Goldman Sachs Technology	1,789,540	100,445	19,154	746,193
Goldman Sachs Networking	1,491,331	49,870	50,418	1,619,306
Goldman Sachs Semiconductor	1,912,408	138,027	55,093	640,922
Goldman Sachs Software	1,872,959	61,156	97,453	212,545
Goldman Sachs Natural Resources	1,390,070	283,594	49,305	432,604

Proposal 4

This proposal did not apply to the Funds in this shareholder report.

*	Denotes Trust-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees, who did not receive instructions from the beneficial owner or other persons entitled to vote, and who have no discretionary power to vote on a particular matter.

102	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds underperformed funds in their respective Lipper Peer Groups over relevant periods, but that any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	103

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or

104	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	105

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through June 30, 2005, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Goldman Sachs Technology Index Fund

Period Covered: April 1, 2001 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.28%
Greater than 0.5% and Less than 1.0%	18	1.69
Between 0.5% and – 0.5%	1,008	94.83
Less than – 0.5% and Greater than – 1.0%	24	2.26
Less than – 1.0% and Greater than – 1.5%	7	0.66
Less than – 1.5%	3	0.28

	1,063	100.00%

106	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Goldman Sachs Networking Index Fund

Period Covered: October 1, 2001 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.43%
Greater than 0.5% and Less than 1.0%	42	4.47
Between 0.5% and – 0.5%	837	89.04
Less than – 0.5% and Greater than – 1.0%	44	4.68
Less than – 1.0% and Greater than – 1.5%	7	0.74
Less than – 1.5%	6	0.64

	940	100.00%

iShares Goldman Sachs Semiconductor Index Fund Period Covered: October 1, 2001 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.32%
Greater than 0.5% and Less than 1.0%	18	1.91
Between 0.5% and – 0.5%	886	94.25
Less than – 0.5% and Greater than – 1.0%	26	2.77
Less than – 1.0% and Greater than – 1.5%	4	0.43
Less than – 1.5%	3	0.32

	940	100.00%

iShares Goldman Sachs Software Index Fund Period Covered: October 1, 2001 through June 30, 2005
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	3	0.32%
Greater than 0.5% and Less than 1.0%	17	1.81
Between 0.5% and – 0.5%	895	95.21
Less than – 0.5% and Greater than – 1.0%	21	2.23
Less than – 1.0%	4	0.43

	940	100.00%

SUPPLEMENTAL INFORMATION	107

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Goldman Sachs Natural Resources Index Fund

Period Covered: January 1, 2002 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.12%
Between 0.5% and – 0.5%	868	99.09
Less than – 0.5% and Greater than – 1.0%	5	0.56
Less than – 1.0%	2	0.23

	876	100.00%

iShares NYSE Composite Index Fund Period Covered: April 2, 2004 through June 30, 2005*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.32%
Greater than 0.5% and Less than 1.0%	37	11.78
Between 0.5% and – 0.5%	275	87.58
Less than – 0.5%	1	0.32

	314	100.00%

iShares NYSE 100 Index Fund Period Covered: April 2, 2004 through June 30, 2005*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	1.27%
Between 0.5% and – 0.5%	308	98.09
Less than – 0.5%	2	0.64

	314	100.00%

*	April 2, 2004 is the first day of trading on the stock exchange on which the shares of the Fund are listed for trading.

108	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since June 18, 2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1961	Trustee (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

TRUSTEE INFORMATION	109

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since February 15, 2000).	Acting Dean (since 2004) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G. C. Parker, 1939	Trustee (since February 15, 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since January 1, 2002).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

110	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert, 1949	Trustee (since August 11, 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (since 1994).	Director (since 2005) of iShares, Inc.; Trustee (since 2004) of Pacific Select Funds (31 portfolios); Trustee (1992-2003) of the Montgomery Funds (20 portfolios); Trustee (since 2005) of the Thatcher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1944	Trustee (since August 11, 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1956	Trustee (since August 11, 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

TRUSTEE INFORMATION	111

Notes:

112	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 100 (OEF)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)

iShares Domestic Sector Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Services Sector (IYC)
iShares Dow Jones U.S. Consumer Goods Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Dow Jones U.S. Total Market (IYY)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds
iShares S&P Global 100 (IOO)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $ InvesTop™ Corporate (LQD)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)
iShares Russell Microcap™ (IWC)

iShares International Country Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P/TOPIX 150 (ITF)

iShares Specialty Index Funds
iShares KLD Select SocialSM (KLD)
iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds
iShares MSCI EAFE (EFA)
iShares MSCI EAFE Growth (EFG)
iShares MSCI EAFE Value (EFV)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI Pacific ex-Japan (EPP)
iShares S&P Europe 350 (IEV)
iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds
iShares NYSE Composite (NYC)
iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

2117-iS-0805

114	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, or issued by Goldman, Sachs & Co., nor are they sponsored, endorsed, issued, sold or promoted by New York Stock Exchange, Inc., nor do these companies make any representation regarding the availability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without change, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-013-09005

Barclays Global Investors

Barclays

iShares®

2005 ANNUAL REPORT TO SHAREHOLDERS | JULY 31, 2005

iSHARES FTSE/XINHUA CHINA 25 INDEX FUND

iSHARES MSCI SERIES

Electronic delivery of this document may be

available to you. See inside for details.

iSHARES FTSE/XINHUA CHINA 25

INDEX FUND

iSHARES MSCI EAFE INDEX FUND

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of 7/31/05

Cumulative Total Returns
Inception to 7/31/05
NAV	MARKET	INDEX
14.57%	15.30%	15.30%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (10/5/04).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

PORTFOLIO ALLOCATION As of 7/31/05
Sector	% of Net Assets
Energy	26.41%
Communications	21.68
Financial	16.99
Diversified	10.93
Consumer Non-Cyclical	7.22
Utilities	6.16
Basic Materials	4.88
Consumer Cyclical	4.00
Industrial	1.44
Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/05
Security	% of Net Assets
China Mobil Ltd.	9.87%
PetroChina Co. Ltd. Class H	9.78
BOC Hong Kong Holdings Ltd.	7.86
CNOOC Ltd.	7.42
China Petroleum & Chemical Corp. Class H	6.33
China Life Insurance Co. Ltd. Class H	4.12
China Unicom Ltd.	4.10
China Telecom Corp. Ltd. Class H	4.06
Denway Motors Ltd.	4.00
Ping An Insurance (Group) Co. of China Ltd. Class H	3.95

TOTAL	61.49%

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. From its inception on October 5, 2004 through July 31, 2005 (the “reporting period”), the Fund returned 14.57%, while the Index returned 15.30%.

The Chinese economy continued to grow at a robust rate during the reporting period. Second quarter 2005 gross domestic product surpassed most analyst forecasts growing 9.5% from a year earlier–the eighth straight quarter of annual growth over 9%. Industrial production and investment in fixed assets remained strong during the reporting period compared to a year earlier, although they had eased from their highs in 2003. Notably, inflation dropped during the second quarter of 2005 from 2.3% to 1.6%.

Property prices also moderated in some areas during the reporting period, following a period of robust growth. Transaction volumes for real estate declined in many urban areas, following the government’s imposition of a property sales tax and tightened mortgage requirements. On July 21st, China abandoned the 11-year-old peg of its currency, the yuan, at 8.28 to one U.S. dollar. The government also allowed the yuan to float against the U.S. dollar by 2.1%, which is hoped to have a tempering effect on economic growth. As expected, China appears to be on track to achieving a “soft landing,” curbing economic growth before it becomes overheated.

The Fund’s ten largest holdings as of July 31, 2005 represented approximately 61% of the Fund’s net assets. Among the Fund’s ten largest holdings as of July 31, 2005, performance was positive for the reporting period. Thanks largely to escalating oil prices, the top performer among the Fund’s ten largest holdings was the Class H shares of oil company PetroChina Co Ltd. Top Fund holding China Mobile Ltd. also performed well, as did oil company CNOOC Ltd. Telecommunications company China Telecom Corp. Ltd.’s Class H shares also contributed positively to Fund performance. Among the Fund’s ten largest holdings, the weakest performer was the Class H shares of oil company China Petroleum & Chemical Corp., which still returned a modest gain for the reporting period.

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE INDEX FUND

Performance as of 7/31/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/05			Inception to 7/31/05			Inception to 7/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.53%	20.16%	21.06%	7.51%	7.46%	7.68%	33.23%	33.00%	34.05%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/14/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

PORTFOLIO ALLOCATION As of 7/31/05
Sector	% of Net Assets
Financial	27.25%
Consumer Non-Cyclical	16.72
Industrial	11.06
Consumer Cyclical	10.81
Communications	10.74
Energy	9.05
Basic Materials	6.05
Utilities	4.92
Technology	2.32
Diversified	0.86
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 7/31/05

Security	% of Net Assets
BP PLC (United Kingdom)	2.58%
HSBC Holdings PLC (United Kingdom)	1.93
Vodafone Group PLC (United Kingdom)	1.80
Total SA (France)	1.58
GlaxoSmithKline PLC (United Kingdom)	1.46
Royal Dutch Shell PLC Class A ADR (United Kingdom)	1.38
Novartis AG (Switzerland)	1.23
Nestle SA (Switzerland)	1.19
Toyota Motor Corp. (Japan)	1.15
Roche Holding AG Genusschein (Switzerland)	1.03

TOTAL	15.33%

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Index”). The Index has been developed by MSCI as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia (Australia and Asia) and the Far East. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the Index. For the twelve months ended July 31, 2005 (the “reporting period”), the Fund returned 20.53%, while the Index returned 21.06%.

International markets delivered gains during the reporting period. In Europe, sluggish economic conditions continued to hamper most markets, notably those in Germany and France. Both countries continued to grapple with unemployment levels in excess of 10%, and Germany’s wage increases failed to keep pace with its inflation rate. The United Kingdom, which in recent years has enjoyed healthy economic growth, saw its economy lag during the reporting period. Second quarter 2005 growth was 0.4% over the prior year, reducing its annual growth rate to 1.7%, the lowest level in twelve years. In response, the United Kingdom’s central bank, the Bank of England cut its benchmark interest rate a quarter-point to 4.50%, the first cut in two years.

In Japan, unemployment rates declined during the reporting period, reaching a seven-year low of 4.2% in June. The lower rate, combined with rising consumer spending levels, increased optimism over the sustainability of Japan’s economic recovery.

Despite slow economic growth in some of the constituent countries during the reporting period, Index returns were helped by oil prices, which continued to escalate during the reporting period. By June 2005, the price of oil topped $60 per barrel, boosting gains for oil companies.

Among the Fund’s ten largest holdings as of July 31, 2005, performance was mostly positive for the reporting period. Pharmaceutical company Roche Holding AG Genusschein (Switzerland) was the leading performer among the Fund’s ten largest holdings. Energy companies Total SA (France) and BP PLC (United Kingdom) also performed well, as did wireless telecommunications company Vodafone Group PLC (United Kingdom). Detracting from Fund performance, Japan’s Toyota Motor Corp. declined for the reporting period, as did the Royal Dutch Shell PLC Class A ADR (United Kingdom).

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (February 1, 2005)	Ending Account Value (July 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (February 1 to July 31, 2005)
FTSE/Xinhua China 25
Actual	$1,000.00	$1,142.30	0.79%	$4.20
Hypothetical (5% return before expenses)	1,000.00	1,021.12	0.79	3.96
MSCI EAFE
Actual	1,000.00	1,035.90	0.36	1.82
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.36	1.81

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	5

Schedule of Investments

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.71%

AUTO MANUFACTURERS – 4.00%
Denway Motors Ltd.	102,024,000	$40,025,365

		40,025,365

BANKS – 7.86%
BOC Hong Kong Holdings Ltd.[1]	38,957,000	78,671,653

		78,671,653

CHEMICALS – 1.50%
Sinopec Shanghai Petrochemical Co. Ltd. Class H1	42,510,000	15,036,852

		15,036,852

COAL – 2.88%
Yanzhou Coal Mining Co. Ltd. Class H1	35,317,200	28,846,499

		28,846,499

COMMERCIAL SERVICES – 7.22%
Cosco Pacific Ltd.[1]	18,908,000	37,210,897
Jiangsu Expressway Co. Ltd. Class H1	22,890,000	12,145,150
Zhejiang Expressway Co. Ltd. Class H1	32,046,000	22,877,045

		72,233,092

ELECTRIC – 6.16%
Datang International Power Generation Co. Class H1	28,688,000	22,324,861
Huaneng Power International Inc. Class H1	54,116,000	39,328,489

		61,653,350

HOLDING COMPANIES – DIVERSIFIED – 10.93%
China Merchants Holdings International Co. Ltd.[1]	18,966,000	38,544,814
China Resources Enterprises Ltd.[1]	19,620,000	32,429,125
Citic Pacific Ltd.	13,080,000	38,443,867

		109,417,806

INSURANCE – 9.13%
China Life Insurance Co. Ltd. Class H1,2	55,746,000	41,230,127
PICC Property & Casualty Co. Ltd. Class H1,2	42,768,000	10,617,185

Security	Shares or Principal	Value
Ping An Insurance (Group) Co. of China Ltd. Class H1	23,635,000	$39,521,378

		91,368,690

IRON & STEEL – 1.05%
Maanshan Iron & Steel Co. Ltd. Class H1	31,296,000	10,466,351

		10,466,351

MINING – 2.33%
Aluminum Corporation of China Ltd. Class H1	40,548,000	23,339,718

		23,339,718

OIL & GAS – 23.53%
China Petroleum & Chemical Corp. Class H1	146,048,000	63,401,934
CNOOC Ltd.[1]	108,884,000	74,228,905
PetroChina Co. Ltd. Class H1	109,536,000	97,920,765

		235,551,604

TELECOMMUNICATIONS – 21.68%
China Mobil Ltd.	24,613,000	98,776,188
China Netcom Group Corp. Ltd.[1]	23,871,000	36,538,498
China Telecom Corp. Ltd. Class H	105,294,000	40,631,046
China Unicom Ltd.[1]	46,292,000	41,085,460

		217,031,192

TRANSPORTATION – 1.44%
China Shipping Development Co. Ltd. Class H1	19,320,000	14,413,460

		14,413,460

TOTAL COMMON STOCKS (Cost: $900,975,318)		998,055,632

SHORT-TERM INVESTMENTS – 26.17%

COMMERCIAL PAPER[3] – 4.83%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$980,630	980,228
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	2,483,028	2,473,666
Amsterdam Funding Corp.
3.27%, 08/01/05	612,893	612,893

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2005

Security	Principal	Value
ANZ National Bank Ltd.
2.94%, 08/15/05	$612,893	$612,194
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	796,762	792,833
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	1,343,095	1,342,513
Chariot Funding LLC
3.28%, 08/05/05	921,816	921,480
Charta LLC
3.31%, 08/11/05	1,838,680	1,836,990
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	1,189,013	1,188,409
Dorada Finance Inc.
3.76%, 01/26/06	122,579	120,300
Ebury Finance Ltd.
3.47%, 08/30/05	612,893	611,180
Edison Asset Securitization LLC
3.12%, 09/06/05	919,340	916,472
Fairway Finance LLC
3.15%, 09/15/05	1,090,399	1,086,105
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	1,734,525	1,731,711
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	3,055,887	3,048,931
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	3,983,808	3,964,026
Giro Funding Corp.
3.30%, 08/05/05	858,051	857,736
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	3,677,361	3,669,819
Lockhart Funding LLC
3.47%, 09/16/05	1,446,919	1,440,503
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	1,716,102	1,709,914
Park Avenue Receivables Corp.
3.39%, 08/22/05	1,838,680	1,835,044
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	2,616,847	2,608,691
Park Sienna LLC
3.45%, 08/23/05	925,604	923,652
Prudential Funding LLC
3.31%, 08/01/05	1,838,680	1,838,680
Solitaire Funding Ltd.
3.28%, 08/01/05	1,225,787	1,225,787
Sydney Capital Corp.
3.21%, 08/17/05	2,594,991	2,591,289
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	2,705,557	2,700,207
Three Pillars Funding Corp.
3.29%, 08/08/05	1,509,691	1,508,726
Ticonderoga Funding LLC
3.29%, 08/09/05	1,106,689	1,105,880
Tulip Funding Corp.
3.31%, 08/01/05	1,838,680	1,838,680
Windmill Funding Corp.
3.28%, 08/02/05	245,157	245,135

		48,339,674

FLOATING RATE NOTES[3] – 12.01%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06[4]	2,279,964	2,279,978
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	3,309,625	3,309,641
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	2,022,548	2,022,549
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	3,493,493	3,493,785
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06[4]	796,762	796,762
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	796,762	796,677

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2005

Security	Principal	Value
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06[4]	$6,300,545	$6,300,471
BMW US Capital LLC
3.36%, 07/14/06[4]	1,225,787	1,225,787
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	4,167,676	4,167,394
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06[4]	3,358,656	3,358,426
Commodore CDO Ltd.
3.47%, 12/12/05[4]	306,447	306,447
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	4,290,254	4,290,254
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	3,677,361	3,677,248
DEPFA Bank PLC
3.42%, 03/15/06	1,225,787	1,225,787
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06[4]	2,328,995	2,329,077
Fairway Finance LLC
3.38%, 10/20/05	490,315	490,309
Fifth Third Bancorp
3.42%, 04/21/06[4]	2,451,574	2,451,574
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06[4]	858,051	858,074
General Electric Capital Corp.
3.45%, 07/07/06	551,604	552,150
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	67,033	67,033
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	1,409,655	1,409,655
Hartford Life Global Funding Trust
3.38%, 07/15/06	1,225,787	1,225,787
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06[4]	3,677,361	3,677,361
HSBC Bank USA N.A.
3.45%, 05/04/06	429,025	429,289
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06[4]	5,516,041	5,516,043
Leafs LLC
3.43%, 01/20/06 - 02/21/06[4]	1,287,042	1,287,041
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06[4]	4,780,569	4,781,176
Lothian Mortgages PLC
3.45%, 01/24/06	1,225,787	1,225,787
Marshall & Ilsley Bank
3.53%, 02/20/06	1,225,787	1,226,604
Metropolitan Life Global Funding I
3.33%, 08/04/06[4]	1,838,680	1,838,680
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	1,838,680	1,838,592
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06[4]	4,535,412	4,535,940
Nordea Bank AB
3.35%, 08/11/06[4]	2,145,127	2,145,127
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06[4]	3,677,361	3,677,361
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	4,719,280	4,719,280
Principal Life Income Funding Trusts
3.21%, 05/10/06	919,340	919,379
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	3,478,170	3,477,299
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06[4]	674,183	674,116
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06[4]	6,999,243	6,999,383

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2005

Security	Shares or Principal	Value
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06[4]	$1,225,787	$1,225,787
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	1,899,970	1,899,589
Strips III LLC
3.51%, 07/24/06[4,5]	367,736	367,736
SunTrust Bank
3.63%, 04/28/06	1,838,680	1,838,680
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06[4]	2,978,662	2,978,446
Toronto-Dominion Bank
3.81%, 06/20/06	1,532,234	1,532,366
Toyota Motor Credit Corp.
3.32%, 04/10/06	551,604	551,598
UniCredito Italiano SpA
3.34%, 06/14/06	1,593,523	1,593,032
Wachovia Asset Securitization Inc.
3.45%, 08/25/05[4]	3,056,435	3,056,436
Wells Fargo & Co.
3.38%, 07/14/06[4]	612,893	612,956
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06[4]	4,412,833	4,412,667
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06[4]	3,199,304	3,199,202
Winston Funding Ltd.
3.71%, 10/23/05[4]	875,212	875,212
World Savings Bank
3.30%, 09/09/05	429,025	429,021

		120,176,051

MONEY MARKET FUNDS – 0.59%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.30%[3],6,7	4,903,148	4,903,148
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.33%[6,7]	397,265	397,265
BlackRock Temp Cash Money Market Fund
3.17%[3,7]	177,564	177,564
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares
3.25%[3,7]	429,707	429,707

		5,907,684

REPURCHASE AGREEMENTS[3] – 3.18%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $11,341,647 and an effective yield of 3.30%.[8]	$11,338,529	11,338,529
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $12,261,240 and an effective yield of 3.30%.[8]	12,257,869	12,257,869
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $8,276,337 and an effective yield of 3.30%.[8]	8,274,062	8,274,062

		31,870,460

TIME DEPOSITS[3] – 5.56%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	1,838,680	1,838,680
BNP Paribas (New York)
3.03%, 08/23/05	490,315	490,315
Chase Bank USA N.A.
3.31%, 08/01/05	9,193,402	9,193,402
Dexia Bank
3.27%, 08/01/05	3,064,467	3,064,467
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,838,680	1,838,695
HBOS Treasury Services PLC
3.39%, 12/14/05	735,472	735,472
Key Bank N.A.
3.31%, 08/01/05	11,032,082	11,032,082

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2005

Security	Principal	Value
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05[5]	$1,838,680	$1,838,680
National Australia Bank Ltd.
3.31%, 08/01/05	1,867,315	1,867,315
Societe Generale
3.31%, 08/01/05	9,806,295	9,806,295
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	2,819,310	2,819,265
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	980,630	980,626
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	2,451,574	2,451,573
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	6,741,828	6,741,828
Wilmington Trust Corp.
3.30%, 08/05/05	919,340	919,340

		55,618,035

TOTAL SHORT-TERM INVESTMENTS (Cost: $261,911,904)		261,911,904

TOTAL INVESTMENTS IN SECURITIES – 125.88% (Cost: $1,162,887,222)		1,259,967,536
Other Assets, Less Liabilities – (25.88)%		(259,015,665)

NET ASSETS – 100.00%		$1,000,951,871

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.

See notes to the financial statements.

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.50%

AUSTRALIA – 5.68%
Alumina Ltd.[1]	3,156,737	$13,915,812
Amcor Ltd.[1]	1,386,098	7,385,062
AMP Ltd.	3,589,961	18,499,568
Aristocrat Leisure Ltd.[1]	748,843	7,080,327
Australia and New Zealand Banking Group Ltd.	3,594,386	58,626,855
Australian Gas & Light Co. Ltd.	924,977	10,067,372
Australian Stock Exchange Ltd.[1]	313,978	6,133,022
BHP Billiton Ltd.[1]	7,277,288	107,082,149
BHP Steel[1]	1,701,183	12,179,910
Boral Ltd.	1,592,317	8,132,816
Brambles Industries Ltd.[1]	1,941,850	12,264,755
Caltex Australia Ltd.	816,124	10,929,599
Coca-Cola Amatil Ltd.	1,214,340	7,208,311
Coles Myer Ltd.[1]	2,405,159	17,238,428
Commonwealth Bank of Australia[1]	2,447,825	72,669,935
Commonwealth Property Office Fund[1]	21,351,051	21,177,366
Computershare Ltd.[1]	1,428,217	6,686,781
CSL Ltd.	381,806	10,121,885
CSR Ltd.	3,104,225	6,181,540
DB RREEF Trust	8,801,230	9,264,784
Foster’s Group Ltd.	4,763,276	19,766,990
Futuris Corp. Ltd.	3,024,005	4,849,614
GPT Group	3,572,716	10,372,991
Harvey Normand Holdings Ltd.[1]	2,087,352	4,299,393
Insurance Australia Group Ltd.	3,070,858	14,260,774
Investa Property Group[1]	6,609,401	9,996,716
James Hardie Industries NV	1,215,491	8,138,977
John Fairfax Holdings Ltd.	2,357,570	7,902,151
Lend Lease Corp. Ltd.	892,704	8,874,776
Macquarie Airports	1,788,143	4,552,912
Macquarie Bank Ltd.[1]	414,626	19,853,599
Macquarie Infrastructure Group	4,447,657	13,487,962
Mayne Group Ltd.	2,791,341	10,374,422
Mirvac Group	3,204,873	9,280,641
National Australia Bank Ltd.[1]	2,972,945	70,612,089
Newcrest Mining Ltd.	892,157	11,113,796
Orica Ltd.	542,624	7,901,993
Origin Energy Ltd.[1]	2,891,640	16,065,852
Qantas Airways Ltd.	2,561,054	6,462,477
QBE Insurance Group Ltd.[1]	1,421,106	18,286,290
Rinker Group Ltd.	2,045,780	23,463,367
Rio Tinto Ltd.[1]	686,017	25,611,523
Santos Ltd.	2,485,568	20,213,969
Stockland Trust Group	2,156,821	9,393,142
Suncorp-Metway Ltd.	1,063,915	16,504,110
TABCORP Holdings Ltd.	1,275,708	15,436,062
Telstra Corp. Ltd.[1]	4,099,765	15,798,254
Transurban Group[1]	1,656,863	9,016,579
Wesfarmers Ltd.[1]	674,451	20,453,398
Westfield Group	2,882,160	39,430,543
Westpac Banking Corp.	3,638,644	54,619,640
Woodside Petroleum Ltd.	1,336,321	30,724,041
Woolworths Ltd.	2,164,479	26,979,841

		1,006,945,161

BELGIUM – 1.60%
AGFA Gevaert NV1	272,452	7,561,838
Bekaert NV1	77,150	6,077,110
Belgacom SA	332,029	11,784,398
Cofinimmo	80,334	12,499,703
Colruyt NV	54,700	7,501,229
Delhaize-Le Lion SA1	152,228	9,374,620
Dexia Group[1]	1,176,597	26,639,422
Electrabel SA1	51,418	23,439,314
Euronav NV	173,333	5,789,821
Fortis[1]	2,306,876	67,613,392
Groupe Bruxelles Lambert SA1	172,874	15,664,613
InBev NV	384,541	14,316,085
KBC Groupe SA1	377,430	30,142,782
Mobistar SA1	62,603	4,904,627
Omega Pharma SA1	73,271	4,142,886
Solvay SA	155,842	16,847,120
UCB SA	210,850	11,391,726
Umicore Mines SA	92,443	8,196,870

		283,887,556

DENMARK – 0.92%
AP Moller - Maersk A/S1	2,735	26,720,074
Carlsberg A/S Class B1	113,229	6,065,724
Coloplast A/S Class B1	150,972	8,886,562

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
D/S Torm A/S1	136,750	$7,103,086
Danisco A/S	156,442	10,354,830
Danske Bank A/S1	966,002	30,200,097
GN Store Nord A/S	511,445	5,704,513
Novo Nordisk A/S Class B1	491,206	25,434,304
Novozymes A/S Class B1	160,271	8,194,334
TDC A/S1	405,327	18,248,608
Topdanmark A/S1,2	118,152	8,580,350
Vestas Wind Systems A/S1,2	427,754	7,870,487

		163,362,969

FINLAND – 1.57%
Cargotec Corp.[2]	124,630	3,705,827
Elisa OYJ Class A1	394,934	7,123,643
Fortum OYJ	847,449	15,512,364
Kone OYJ[1,2]	132,374	9,036,290
Metso Corp.[1]	363,755	8,770,425
Neste Oil OYJ[1,2]	416,635	11,604,087
Nokia OYJ	8,646,976	138,325,160
Nokian Renkaat OYJ[1]	375,242	7,620,770
Rautaruukki OYJ	662,417	11,425,388
Sampo OYJ Class A	848,397	13,004,978
Stora Enso OYJ Class R1	1,170,580	15,540,766
TietoEnator OYJ[1]	183,909	6,009,058
UPM-Kymmene OYJ[1]	961,626	18,723,665
YIT-Yhtyma OYJ	315,072	11,021,823

		277,424,244

FRANCE – 9.69%
Accor SA1	502,146	25,617,129
Air France-KLM[1]	321,927	5,278,886
Alstom[2]	9,386,520	9,577,123
Arcelor[1]	956,156	20,649,601
Atos Origin SA2	113,538	8,115,941
Autoroutes du Sud de la France SA1	153,476	8,761,722
AXA[1]	2,703,821	74,025,782
BIC SA1	86,720	4,891,732
BNP Paribas SA1	1,504,250	108,988,738
Bouygues SA1	399,369	17,516,728
Business Objects SA1,2	148,784	4,893,911
Cap Gemini SA1,2	245,455	8,252,568
Carrefour SA1	1,092,906	51,692,783
Compagnie de Saint-Gobain SA1	596,230	35,884,644
Compagnie Generale des Etablissements Michelin Class B1	292,098	18,041,419
Credit Agricole SA1	1,282,168	35,212,483
Dassault Systemes SA1	109,947	5,639,695
Essilor International SA1	205,672	14,976,678
European Aeronautic Defence and Space Co.[1]	493,394	16,618,617
France Telecom SA	2,903,476	89,825,230
Groupe Danone[1]	459,480	45,541,563
Lafarge SA1	342,456	32,486,802
Lagardere S.C.A.[1]	264,410	19,125,412
L’Air Liquide SA1	202,937	36,111,873
L’Oreal SA1	584,196	46,194,548
LVMH Moet Hennessy Louis Vuitton SA1	444,717	37,029,031
Neopost SA1	99,878	9,305,000
PagesJaunes SA1	341,328	8,370,654
Pernod-Ricard SA1	110,072	18,463,826
PPR[1]	131,916	13,339,295
PSA Peugeot Citroen[1]	342,428	22,085,892
Publicis Groupe[1]	275,596	9,389,813
Renault SA1	353,379	32,449,924
Safran SA1	368,470	8,199,337
Sanofi-Aventis[1]	1,991,080	172,557,501
Schneider Electric SA1	476,984	37,572,055
Societe Generale Class A1	633,426	69,437,528
Societe Television Francaise[1]	261,692	7,317,234
Sodexho Alliance SA1	261,096	9,346,123
STMicroelectronics NV1	1,032,189	17,815,764
Suez SA1	1,553,971	42,752,574
Technip-Coflexip SA1	280,492	15,031,667
Thales/Ex Thomson CSF[1]	197,128	8,021,291
Thomson SA1	508,710	11,554,816
Total SA1	1,113,692	280,018,419
Union du Credit Bail Immobilier[1]	129,092	17,875,382
Valeo SA1	154,852	6,573,780
Veolia Environment[1]	567,786	22,076,057
Vinci SA1	285,642	23,176,598
Vivendi Universal SA1	2,043,592	65,159,037
Zodiac SA1	140,440	8,005,575

		1,716,845,781

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
GERMANY – 6.76%
Adidas-Salomon AG1	91,353	$16,577,711
Allianz AG1	660,831	84,136,747
Altana AG1	160,271	8,439,082
BASF AG1	994,446	70,783,165
Bayer AG1	1,226,087	43,903,579
Bayerische Hypo-Und Vereinsbank AG2	1,133,384	29,873,628
Celesio AG1	101,742	8,189,708
Commerzbank AG	904,191	20,241,219
Continental AG1	258,955	20,130,540
DaimlerChrysler AG Registered[1]	1,668,897	81,328,285
Deutsche Bank AG1	941,934	81,804,589
Deutsche Boerse AG1	246,150	21,658,553
Deutsche Lufthansa AG1	576,538	7,234,015
Deutsche Post AG	919,507	22,851,348
Deutsche Telekom AG1	5,239,713	104,185,513
Douglas Holding AG1	197,752	7,604,715
E.ON AG1	1,177,144	109,238,092
Fresenius Medical Care AG1	84,238	7,370,087
Hochtief AG1	193,091	7,355,111
Hypo Real Estate Holding AG	279,517	11,373,763
Infineon Technologies AG1,2	1,277,792	12,618,330
Linde AG1	182,445	12,859,844
MAN AG1	298,662	13,937,616
Merck KGaA	120,117	10,714,904
Metro AG1	288,999	14,560,834
Muenchener Rueckversicherungs-Gesellschaft AG1	356,929	41,633,212
Puma AG1	37,244	9,350,782
RWE AG1	796,432	53,457,757
SAP AG1	423,925	73,020,876
Schering AG1	337,499	21,276,050
Siemens AG1	1,551,292	119,934,220
ThyssenKrupp AG1	759,236	14,284,971
TUI AG1	435,412	11,439,527
Volkswagen AG1	451,822	24,564,538

		1,197,932,911

GREECE – 0.47%
Hellenic Telecommunications Organization SA ADR[2]	2,912,244	30,083,481
National Bank of Greece SA ADR	7,389,972	53,577,297

		83,660,778

HONG KONG – 1.86%
Bank of East Asia Ltd.	3,719,600	11,315,155
BOC Hong Kong Holdings Ltd.[1]	7,384,500	14,912,617
Cathay Pacific Airways Ltd.	2,735,000	5,083,447
Cheung Kong (Holdings) Ltd.	3,282,000	35,397,677
CLP Holdings Ltd.	3,008,500	17,394,535
Esprit Holdings Ltd.[1]	1,914,500	14,282,903
Hang Lung Properties Ltd.[1]	5,470,000	8,689,352
Hang Seng Bank Ltd.	1,531,600	21,178,097
Henderson Land Development Co. Ltd.	2,188,000	11,060,455
Hong Kong & China Gas Co. Ltd.	7,111,200	14,818,049
Hong Kong Exchanges & Clearing Ltd.	6,564,000	20,390,075
Hongkong Electric Holdings Ltd.	2,735,000	12,998,849
Hutchison Telecommunications International Ltd.[1,2]	2,628,000	3,025,391
Hutchison Whampoa Ltd.	3,829,000	37,406,430
Johnson Electric Holdings Ltd.[1]	4,923,000	4,717,580
Li & Fung Ltd.	4,376,000	9,259,261
MTR Corp. Ltd.	3,282,000	6,796,692
New World Development Co. Ltd.	6,218,599	8,318,768
PCCW Ltd.	8,266,800	5,582,515
Sun Hung Kai Properties Ltd.	2,735,000	28,196,420
Swire Pacific Ltd. Class A1	2,188,000	20,910,732
Techtronic Industries Co.[1]	2,188,000	5,431,725
Wharf Holdings Ltd.	3,282,000	12,326,919

		329,493,644

IRELAND – 0.96%
Allied Irish Banks PLC	1,778,297	38,556,151
Bank of Ireland	2,088,446	34,803,948
CRH PLC	1,106,034	31,369,422
DCC PLC	271,859	6,016,491
DEPFA Bank PLC	786,059	12,698,661
Elan Corp. PLC[2]	825,970	6,019,587
Grafton Group PLC[2]	941,387	10,702,746
Independent News & Media PLC	1,655,222	5,106,709
Irish Life & Permanent PLC	766,347	13,869,566
Kerry Group PLC Class A	441,976	11,059,031
Ryanair Holdings PLC[2]	88,752	722,278

		170,924,590

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
ITALY – 4.05%
Alleanza Assicurazioni SpA[1]	1,031,107	$11,885,600
Arnoldo Mondadori Editore SpA[1]	362,661	3,678,227
Assicurazioni Generali SpA[1]	1,740,554	57,040,142
Autogrill SpA[1]	558,140	7,911,615
Autostrade SpA[1]	493,175	12,459,928
Banca Antonveneta SpA[1]	481,399	14,735,229
Banca Intesa SpA[1]	6,444,996	31,391,942
Banca Monte dei Paschi di Siena SpA[1]	2,887,613	10,978,284
Banca Nazionale del Lavoro SpA[1,2]	3,214,080	10,423,633
Banca Popolare di Milano SCRL[1]	1,075,949	10,638,178
Banche Popolari Unite SCRL[1]	839,751	17,023,859
Banco Popolare di Verona e Novara SCRL[1]	844,568	15,121,096
Bulgari SpA[1]	316,809	3,732,677
Capitalia SpA[1]	2,983,885	17,397,004
Enel SpA[1]	7,307,373	62,708,238
Eni SpA[1]	5,233,149	148,931,493
Fiat SpA[1,2]	1,026,115	8,699,667
Fineco SpA[1]	451,275	4,363,204
Finmeccanica SpA	677,869	12,408,240
Gruppo Editoriale L’Espresso SpA[1]	495,085	2,919,579
Italcementi SpA[1]	271,440	4,404,853
Luxottica Group SpA[1]	267,260	6,167,920
Mediaset SpA[1]	1,800,177	21,953,313
Mediobanca SpA[1]	991,350	18,977,298
Mediolanum SpA[1]	615,687	4,060,794
Pirelli & Co. SpA[1]	5,458,513	5,781,519
Riunione Adriatica di Sicurta SpA[1]	589,666	11,817,924
Sanpaolo IMI SpA[1]	2,148,616	31,187,306
Snam Rete Gas SpA[1]	1,070,519	5,893,636
Telecom Italia Media SpA[1,2]	2,885,659	1,540,477
Telecom Italia SpA[1]	20,029,554	65,627,202
Telecom Italia SpA RNC[1]	11,391,823	30,718,313
Unicredito Italiano SpA[1]	8,512,020	45,181,977

		717,760,367

JAPAN – 21.34%
Acom Co. Ltd.	147,690	9,288,679
Aderans Co. Ltd.[1]	164,100	3,996,548
Advantest Corp.[1]	164,100	13,175,431
AEON Co. Ltd.	1,367,500	22,251,840
AEON Credit Service Co. Ltd.[1]	55,730	3,420,513
AIFUL Corp.	136,775	9,895,582
Aisin Seiki Co. Ltd.	437,600	10,286,596
Ajinomoto Co. Inc.	1,094,000	11,633,418
All Nippon Airways Co. Ltd.	1,094,000	3,396,334
Alps Electric Co. Ltd.[1]	547,000	8,202,926
Amada Co. Ltd.	1,094,000	7,836,942
Asahi Breweries Ltd.	903,700	10,222,504
Asahi Glass Co. Ltd.[1]	2,188,000	21,197,805
Asahi Kasei Corp.	2,188,000	9,857,175
Astellas Pharma Inc.	984,690	32,150,991
Bandai Co. Ltd.[1]	173,700	3,804,215
Bank of Fukuoka Ltd.[1]	1,641,000	9,457,032
Bank of Yokohama Ltd.	2,188,000	12,453,223
Benesse Corp.	109,400	3,659,842
Bridgestone Corp.	1,094,000	21,471,074
Canon Inc.	1,367,500	67,829,074
Casio Computer Co. Ltd.[1]	656,400	8,479,122
Central Japan Railway Co.[1]	2,188	15,790,998
Chiba Bank Ltd. (The)	1,641,000	10,613,542
Chubu Electric Power Co. Inc.[1]	1,094,000	26,497,257
Chugai Pharmaceutical Co. Ltd.	547,000	9,286,239
Citizen Watch Co. Ltd.[1]	601,700	5,335,562
Coca Cola West Japan Co. Ltd.	164,100	3,550,047
Credit Saison Co. Ltd.	273,500	9,149,605
CSK Corp.[1]	109,400	4,089,264
Dai Nippon Printing Co. Ltd.	1,094,000	17,176,859
Daicel Chemical Industries Ltd.	547,000	3,069,388
Daido Steel Co. Ltd.	1,641,000	7,407,520
Daiichi Pharmaceutical Co. Ltd.	437,600	10,052,366
Daikin Industries Ltd.[1]	547,000	13,346,224
Daimaru Inc. (The)[1]	547,000	4,982,265
Dainippon Ink & Chemical Inc.[1]	1,641,000	5,006,664
Dainippon Screen Manufacturing Co. Ltd.[1]	547,000	3,674,482
Daito Trust Construction Co. Ltd.[1]	218,800	8,100,450
Daiwa House Industry Co. Ltd.	1,094,000	12,326,348
Daiwa Securities Group Inc.	2,735,000	16,103,305
Denso Corp.	1,094,000	26,497,257
DENTSU Inc.[1]	3,282	8,139,489

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
Dowa Mining Co. Ltd.	547,000	$3,752,558
East Japan Railway Co.	6,564	32,323,725
Ebara Corp.[1]	1,094,000	4,411,330
Eisai Co. Ltd.	492,300	16,820,634
Electric Power Development Co.[1]	273,500	8,393,238
FamilyMart Co. Ltd.[1]	164,100	4,801,713
Fanuc Ltd.	382,900	27,326,821
Fast Retailing Co. Ltd.[1]	109,400	6,431,562
Fuji Electric Holdings Co. Ltd.	1,094,000	4,011,187
Fuji Photo Film Co. Ltd.	984,600	30,654,837
Fuji Television Network Inc.	983	1,911,718
Fujikura Ltd.[1]	1,094,000	5,504,403
Fujitsu Ltd.	4,376,000	24,555,101
Furukawa Electric Co. Ltd.[1,2]	1,094,000	4,830,991
Goodwill Group Inc. (The)1	1,094	1,903,118
Gunma Bank Ltd.	1,094,000	6,558,437
Heavy Industries Co. Ltd.[1,2]	2,735,000	4,172,220
Hino Motors Ltd.[1]	547,000	3,206,022
Hirose Electric Co. Ltd.	54,700	5,699,594
Hitachi Cable Ltd.	547,000	2,264,222
Hitachi Ltd.	6,019,000	36,727,740
Honda Motor Co. Ltd.	1,422,200	73,333,476
Hoya Corp.	218,800	27,053,553
Ibiden Co. Ltd.[1]	218,800	5,894,786
INPEX Corp.	1,094	7,095,214
Isetan Co. Ltd.[1]	601,700	8,373,719
Ito En Ltd.[1]	54,700	2,688,764
Itochu Corp.	2,735,000	14,273,384
Itochu Techno-Science Corp.	54,700	1,810,402
Ito-Yokado Co. Ltd.	656,400	21,900,495
JAFCO Co. Ltd.[1]	54,700	2,966,912
Japan Airlines System Corp.[1]	1,094,000	2,927,874
Japan Tobacco Inc.	1,641	23,422,989
JFE Holdings Inc.	1,094,875	28,423,090
JGC Corp.[1]	547,000	6,826,826
Joyo Bank Ltd.	1,641,000	7,993,095
JS Group Corp.	547,480	8,937,851
JSR Corp.	357,100	7,088,162
Kajima Corp.[1]	1,641,000	5,958,223
Kamigumi Co. Ltd.	547,000	4,181,979
Kaneka Corp.[1]	547,000	6,197,333
Kansai Electric Power Co. Inc.	1,367,500	28,912,753
Kao Corp.	1,094,000	25,082,118
Kawasaki Heavy Industries Ltd.[1]	2,735,000	5,465,365
Kawasaki Kisen Kaisha Ltd.[1]	1,641,000	10,101,164
KDDI Corp.	4,923	23,803,613
Keihin Electric Express Railway Co. Ltd.[1]	547,000	3,240,180
Keio Corp.	1,094,000	5,758,152
Keyence Corp.	54,710	13,168,079
Kikkoman Corp.[1]	547,000	4,952,987
Kinden Corp.	547,000	4,030,706
Kintetsu Corp.[1]	3,282,000	10,159,722
Kirin Brewery Co. Ltd.	1,641,000	15,400,615
Kobe Steel Ltd.[1]	6,564,000	13,585,334
Kokuhoku Financial Group Inc.	2,188,000	6,304,688
Komatsu Ltd.	1,641,000	15,532,370
Konami Co. Ltd.[1]	164,100	3,608,604
Konica Minolta Holdings Inc.	1,914,500	17,557,483
Kubota Corp.	2,188,000	12,765,529
Kuraray Co. Ltd.	820,500	7,378,242
Kyocera Corp.	328,200	23,218,039
Kyowa Hakko Kogyo Co. Ltd.	1,094,000	7,251,367
Kyushu Electric Power Co. Inc.	765,800	16,532,727
Lawson Inc.[1]	164,100	5,899,665
Leopalace21 Corp.[1]	328,200	5,366,792
Mabuchi Motor Co. Ltd.[1]	54,700	3,044,989
Marubeni Corp.	2,735,000	10,198,760
Marui Co. Ltd.	601,700	8,846,082
Matsushita Electric Industrial Co. Ltd.[1]	3,829,868	62,592,606
Meiji Dairies Corp.[1]	1,094,000	6,070,458
Meiji Seika Kaisha Ltd.[1]	1,094,000	5,562,960
Meitec Corp.[1]	109,400	3,337,776
Millea Holdings Inc.	2,735	35,866,453
Minebea Co. Ltd.	1,094,000	4,587,002
Mitsubishi Chemical Corp.	3,282,000	9,691,262
Mitsubishi Corp.[1]	2,188,000	31,347,768
Mitsubishi Electric Corp.	4,376,000	23,149,721
Mitsubishi Estate Co. Ltd.[1]	2,188,000	24,398,947
Mitsubishi Heavy Industries Ltd.	6,017,000	15,137,107
Mitsubishi Materials Corp.[1]	2,188,000	5,445,845

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
Mitsubishi Rayon Co.	1,094,000	$4,382,051
Mitsubishi Tokyo Financial Group Inc.	9,299	78,310,861
Mitsui & Co. Ltd.[1]	2,735,000	26,448,459
Mitsui Chemicals Inc.	1,094,000	6,646,273
Mitsui Engineering & Shipbuilding Co. Ltd.[1]	1,641,000	3,396,334
Mitsui Fudosan Co. Ltd.	1,641,000	18,753,031
Mitsui Mining & Smelting Co.	1,641,000	7,905,259
Mitsui O.S.K. Lines Ltd.	2,735,000	17,591,641
Mitsui Sumitomo Insurance Co. Ltd.	2,188,160	19,501,065
Mitsui Trust Holdings Inc.	1,094,000	11,106,401
Mitsukoshi Ltd.[1]	1,094,000	5,153,057
Mizuho Financial Group Inc.	15,863	71,747,544
Murata Manufacturing Co. Ltd.	437,600	21,236,844
Namco Ltd.[1]	191,900	2,781,904
NEC Corp.	3,282,000	16,835,274
NEC Electronics Corp.[1]	54,700	1,922,637
Net One Systems Co. Ltd.[1]	1,094	2,810,759
NGK Insulators Ltd.	547,000	5,548,320
NGK Spark Plug Co. Ltd.[1]	547,000	7,295,285
Nichirei Corp.	1,094,000	4,372,291
Nidec Corp.	109,600	11,889,344
Nikko Cordial Corp.[1]	3,282,000	14,112,351
Nikon Corp.[1]	547,000	6,187,573
Nintendo Co. Ltd.	218,800	23,032,606
Nippon Electric Glass Co. Ltd.	547,000	8,237,085
Nippon Express Co. Ltd.	1,641,000	7,041,536
Nippon Meat Packers Inc.	547,000	6,265,650
Nippon Mining Holdings Inc.	1,914,500	11,426,027
Nippon Oil Corp.	2,735,000	18,835,987
Nippon Paper Group Inc.	1,641	5,885,026
Nippon Sheet Glass Co. Ltd.[1]	1,094,000	4,528,445
Nippon Steel Corp.	12,034,000	30,488,925
Nippon Telegraph & Telephone Corp.	9,846	42,776,234
Nippon Yusen Kabushiki Kaisha	2,735,000	15,883,715
Nishimatsu Construction Co. Ltd.[1]	1,094,000	3,942,870
Nishi-Nippon City Bank Ltd. (The)	1,094,000	4,479,647
Nissan Motor Co. Ltd.	4,376,000	45,596,753
Nisshin Seifun Group Inc.	547,000	5,767,911
Nisshin Steel Co. Ltd.[1]	2,188,000	5,445,845
Nissin Food Products Co. Ltd.	164,100	4,099,023
Nitto Denko Corp.	328,400	18,105,286
NOK Corp.[1]	218,800	5,582,479
Nomura Holdings Inc.	3,282,000	38,999,277
NSK Ltd.[1]	1,094,000	5,787,430
NTN Corp.[1]	1,094,000	6,177,814
NTT Data Corp.[1]	2,188	7,261,127
NTT DoCoMo Inc.[1]	32,820	50,945,002
Obayashi Corp.	1,641,000	9,252,081
Oji Paper Co. Ltd.	1,641,000	8,285,883
Oki Electric Industry Co. Ltd.[1]	1,094,000	3,611,044
Okumura Corp.	547,000	3,040,109
Olympus Corp.[1]	547,000	11,077,122
Omron Corp.	466,500	9,987,957
Oracle Corp. Japan[1]	54,700	2,420,376
Oriental Land Co. Ltd.[1]	109,400	6,402,284
ORIX Corp.	164,100	24,330,630
Osaka Gas Co. Ltd.	3,829,000	12,126,277
Pioneer Corp.[1]	382,900	5,653,236
Promise Co. Ltd.	191,450	11,682,216
Rakuten Inc.[1]	8,205	6,309,568
Resona Holdings Inc.[2]	8,752,000	15,381,096
Ricoh Corp. Ltd.	1,094,000	16,815,754
Rohm Co. Ltd.	218,800	19,909,541
Sanden Corp.[1]	1,094,000	4,791,953
Sankyo Co. Ltd.[1]	711,100	14,083,072
Sankyo Co. Ltd. Gunma	109,400	5,094,500
Sapporo Breweries Ltd.[1]	1,094,000	4,850,511
SBI Holdings Inc.[1]	12,581	4,236,877
Secom Co. Ltd.	547,000	24,350,149
Sega Sammy Holdings Inc.	164,119	10,175,539
Seiko Epson Corp.	219,600	6,484,464
Seino Transportation Co. Ltd.	547,000	4,870,030
Sekisui Chemical Co. Ltd.	1,094,000	7,104,974
Sekisui House Ltd.[1]	1,094,000	11,077,122
Seven-Eleven Japan Co. Ltd.	711,100	19,855,863
77 Bank Ltd. (The)	1,094,000	6,460,841
Sharp Corp.	1,641,000	24,916,205
Shimano Inc.	164,100	5,211,615
Shimizu Corp.[1]	1,094,000	5,231,134
Shin-Etsu Chemical Co. Ltd.	656,400	24,945,484
Shinsei Bank Ltd.	2,188,000	11,789,571

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
Shionogi & Co. Ltd.	547,000	$6,797,547
Shiseido Co. Ltd.[1]	547,000	7,475,837
Shizuoka Bank Ltd.	1,094,000	9,232,561
Showa Denko K.K.	2,188,000	5,523,922
Showa Shell Sekiyu K.K.	765,800	8,321,017
Skylark Co.[1]	273,500	3,959,949
SMC Corp.	109,400	12,462,982
Softbank Corp.[1]	492,300	20,246,246
Sojitz Holdings Corp.[1,2]	547,000	2,503,332
Sompo Japan Insurance Inc.	1,641,000	15,649,485
Sony Corp.[1]	1,805,100	59,743,262
Stanley Electric Co. Ltd.[1]	357,100	5,657,787
Sumitomo Chemical Co. Ltd.	3,282,000	16,805,995
Sumitomo Corp.	1,641,000	13,878,121
Sumitomo Electric Industries Ltd.	1,643,000	18,482,742
Sumitomo Heavy Industries Ltd.[1]	1,094,000	5,260,413
Sumitomo Metal Industries Ltd.[1]	8,205,000	15,005,353
Sumitomo Metal Mining Co. Ltd.[1]	1,094,000	7,583,193
Sumitomo Mitsui Financial Group Inc.[1]	7,658	50,622,936
Sumitomo Osaka Cement Co. Ltd.[1]	1,641,000	4,303,974
Sumitomo Realty & Development Co. Ltd.	1,094,000	12,121,397
Sumitomo Trust & Banking Co. Ltd. (The)	2,735,000	16,908,471
Suruga Bank Ltd. (The)	547,000	4,343,013
Suzuken Co. Ltd.	119,840	3,116,406
T&D Holdings Inc.[1]	410,250	19,506,958
Taiheiyo Cement Corp.	1,641,000	4,772,434
Taisei Corp.[1]	2,188,000	7,280,646
Taisho Pharmaceutical Co. Ltd.	547,000	10,759,935
Taiyo Nippon Sanso Corp.[1]	547,000	2,883,955
Takara Holdings Inc.[1]	547,000	3,430,492
Takashimaya Co. Ltd.	547,000	5,328,730
Takeda Pharmaceutical Co. Ltd.	1,586,300	81,370,489
Takefuji Corp.	224,270	14,565,195
TDK Corp.	218,800	15,068,790
Teijin Ltd.	1,641,000	7,509,996
Teikoku Oil Co. Ltd.[1]	1,094,000	8,305,402
Terumo Corp.	328,200	9,222,802
THK Co. Ltd.[1]	218,800	4,860,270
Tobu Railway Co. Ltd.	1,641,000	6,119,256
Toda Corp.	1,094,000	4,801,713
Toho Co. Ltd.	437,600	6,597,475
Tohoku Electric Power Co. Inc.[1]	875,200	19,245,890
Tokyo Broadcasting System	146,500	2,527,597
Tokyo Electric Power Co. Inc. (The)	2,188,000	52,506,535
Tokyo Electron Ltd.	328,200	17,801,472
Tokyo Gas Co. Ltd.[1]	4,923,000	17,962,505
Tokyo Steel Manufacturing Co. Ltd.[1]	382,900	4,857,342
Tokyo Tatemono Co. Ltd.	1,094,000	7,212,329
Tokyu Corp.	2,188,000	9,408,234
Tokyu Land Corp.	1,094,000	5,436,085
TonenGeneral Sekiyu K.K.[1]	1,094,000	11,672,456
Toppan Printing Co. Ltd.	1,094,000	10,725,777
Toray Industries Inc.	2,188,000	10,267,077
Toshiba Corp.1	5,470,000	21,324,680
Tosoh Corp.[1]	1,094,000	4,352,772
TOTO Ltd.[1]	1,094,000	8,471,314
Toyo Seikan Kaisha Ltd.	437,600	6,749,725
Toyobo Co. Ltd.	1,094,000	2,527,731
Toyoda Gosei Co. Ltd.[1]	164,100	2,841,501
Toyota Industries Corp.	547,000	15,712,922
Toyota Motor Corp.	5,360,600	203,243,231
Trend Micro Inc.	273,500	9,832,776
Ube Industries Ltd.	1,641,000	3,601,285
UFJ Holdings Inc.[2]	7,660	39,634,239
Uni-Charm Corp.[1]	109,400	4,225,898
Uny Co. Ltd.	549,000	5,852,670
USS Co. Ltd.[1]	65,640	4,403,522
West Japan Railway Co.	3,829	12,843,606
Yahoo! Japan Corp.[1]	7,111	15,351,818
Yamada Denki Co. Ltd.[1]	164,100	9,295,999
Yamaha Corp.	356,900	5,778,790
Yamaha Motor Co. Ltd.	492,300	9,156,925
Yamato Transport Co. Ltd.[1]	1,094,000	14,590,570
Yokogawa Electric Corp.[1]	547,000	6,782,907

		3,781,055,320

NETHERLANDS – 3.45%
ABN AMRO Holding NV1	3,290,752	82,420,448
Aegon NV1	2,657,326	38,151,663
Akzo Nobel NV1	511,055	21,068,355
ASML Holding NV1,2	972,145	17,039,174

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
DSM NV1	144,408	$11,006,675
Euronext NV1	222,149	8,742,598
Getronics NV	301,472	3,797,317
Hagemeyer NV1,2	1,140,495	2,867,576
Heineken NV	482,046	15,369,826
IHC Caland NV1	163,006	11,939,113
ING Groep NV1	3,531,432	107,150,558
Koninklijke Ahold NV1,2	2,925,196	25,795,428
Koninklijke KPN NV1	4,057,646	35,387,490
Koninklijke Philips Electronics NV	2,516,747	68,445,485
QIAGEN NV1,2	372,507	5,049,516
Reed Elsevier NV1	1,294,202	17,653,588
Royal Numico NV1,2	281,864	11,914,341
TNT Post Group NV1	689,767	17,527,309
Unilever NV CVA[1]	1,068,291	71,757,261
Vedior NV	330,388	4,976,192
VNU NV1	455,104	13,079,060
Wereldhave NV1	91,896	9,805,947
Wolters Kluwer NV CVA[1]	560,073	10,911,894

		611,856,814

PORTUGAL – 0.42%
Banco Comercial Portugues SA Class R1	5,159,304	13,222,840
Banco Espirito Santo e Comercial de Lisboa SA1	720,946	11,121,353
Brisa-Auto Estradas de Portugal SA1	1,478,541	11,404,027
Energias de Portugal SA	5,042,246	13,474,041
Portugal Telecom SGPS SA1	1,820,416	17,401,894
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA1	238,670	2,414,871
Sonae SGPS SA	3,877,939	5,511,096

		74,550,122

SINGAPORE – 0.98%
Chartered Semiconductor
Manufacturing Ltd.[1,2]	2,707,000	2,070,706
City Developments Ltd.[1]	2,188,000	11,399,609
ComfortDelGro Corp. Ltd.	6,017,000	5,689,920
Creative Technology Ltd.[1]	273,500	2,042,704
DBS Group Holdings Ltd.	2,188,000	21,217,768
Fraser & Neave Ltd.	1,094,030	10,806,861
Haw Par Corp. Ltd.	1,665,775	5,267,471
Keppel Corp. Ltd.[1]	1,094,000	8,302,605
Oversea-Chinese Banking Corp. Ltd.[1,2]	2,735,600	21,255,377
Singapore Airlines Ltd.	1,094,000	7,841,349
Singapore Press Holdings Ltd.[1]	4,376,750	12,073,793
Singapore Technologies Engineering Ltd.[1]	5,470,000	8,665,020
Singapore Telecommunications Ltd.[1]	12,581,720	20,991,636
STATS ChipPAC Ltd.[1,2]	4,923,000	3,409,998
United Overseas Bank Ltd.	2,735,000	24,874,868
United Overseas Land Ltd.[1]	1,620,000	2,293,028
Venture Corp. Ltd.	547,000	5,271,495

		173,474,208

SPAIN – 4.03%
Abertis Infraestructuras SA1	709,666	18,257,071
Acciona SA1	84,785	8,727,903
Acerinox SA1	518,556	7,394,604
Actividades de Construcciones y Servicios SA1	564,675	16,358,297
Altadis SA	568,880	24,087,914
Antena 3 de Television SA1	251,620	4,972,604
Banco Bilbao Vizcaya Argentaria SA1	6,495,078	109,739,419
Banco Popular Espanol SA1	1,783,220	21,334,984
Banco Santander Central Hispano SA1	11,270,935	139,914,265
Cintra Concesiones de Infraestructuras de Transporte SA1,2	382,900	4,618,339
Endesa SA1	1,876,210	42,091,994
Gas Natural SDG SA1	321,636	9,598,889
Grupo Ferrovial SA1	149,878	10,868,344
Iberdrola SA1	1,509,173	38,550,450
Iberia Lineas Aereas de Espana SA1	2,561,601	7,903,080
Industria de Diseno Textil SA1	429,395	11,495,285
Metrovacesa SA1	189,809	11,585,213
Repsol YPF SA1	2,053,438	57,666,100

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
Sogecable SA1,2	93,848	$3,374,177
Telefonica SA1	8,784,630	148,209,784
Union Fenosa SA1	467,685	13,758,742
Zeltia SA1	479,719	3,321,337

		713,828,795
SWEDEN – 2.54%
ASSA Abloy AB Class B1	658,205	8,993,031
Atlas Copco AB Class A	704,442	11,985,556
Atlas Copco AB Class B	492,300	7,582,925
Electrolux AB Class B1	586,128	13,183,385
Eniro AB1	395,093	4,443,281
Hennes & Mauritz AB Class B1	930,447	33,220,827
Hoganas AB Class B1	146,049	3,595,597
Holmen AB Class B1	94,084	2,625,504
Lundin Petroleum AB1,2	630,691	6,483,154
Modern Times Group AB Class B1,2	109,400	3,299,683
Nordea AB1	4,396,786	42,221,206
Oriflame Cosmetics SA	142,220	3,354,678
Sandvik AB1	482,454	19,308,856
Scania AB Class B1	234,932	8,539,458
Securitas AB Class B1	595,683	10,096,712
Skandia Forsakrings AB1	2,093,369	11,872,372
Skandinaviska Enskilda Banken AB Class A1	1,094,000	19,459,668
Skanska AB Class B1	812,842	10,529,584
SKF AB1	755,954	8,940,061
SSAB Svenskt Stal AB Series A1	253,808	6,444,817
Svenska Cellulosa AB Class B1	307,414	10,421,216
Svenska Handelsbanken AB Class A1	1,109,316	23,950,199
Swedish Match AB	951,780	11,930,680
Tele2 AB Class B1	1,345,620	14,569,369
Telefonaktiebolaget LM Ericsson Class B1	28,433,607	97,488,328
TeliaSonera AB1	4,039,595	19,994,386
Trelleborg AB Class B1	398,216	6,621,364
Volvo AB Class A1	208,954	8,497,459
Volvo AB Class B1	472,061	19,805,606

		449,458,962
SWITZERLAND – 7.08%
ABB Ltd.[2]	3,837,205	26,215,352
Adecco SA1	258,304	12,953,891
Ciba Specialty Chemicals AG1	233,569	14,012,504
Clariant AG Registered[2]	507,090	7,062,920
Compagnie Financiere Richemont AG	998,275	35,265,677
Credit Suisse Group[1]	2,347,724	98,647,703
Geberit AG Registered[1]	12,034	8,113,808
Givaudan SA Registered[1]	21,333	12,831,505
Holcim Ltd.	382,900	23,745,967
Kudelski SA Bearer[1,2]	87,375	3,528,586
Kuoni Reisen Holding AG2	10,940	4,196,724
Logitech International SA1,[2]	203,854	7,891,481
Lonza Group AG Registered[1]	117,228	6,490,116
Micronas Semiconductor Holdings AG2	84,695	3,361,043
Nestle SA	769,629	211,698,130
Nobel Biocare Holding AG	52,585	11,129,534
Novartis AG	4,479,383	218,540,493
Roche Holding AG Genusschein	1,339,056	182,548,816
Serono SA1	14,769	9,946,364
Societe Generale de Surveillance Holding SA1	8,752	6,592,177
Sulzer AG Registered	11,487	5,514,904
Swatch Group AG (The) Class B1	77,278	11,106,288
Swatch Group AG (The) Registered[1]	216,102	6,398,227
Swiss Re	664,605	42,405,641
Swisscom AG	55,794	18,472,822
Syngenta AG2	221,535	23,185,198
Synthes Inc.	114,323	12,436,179
UBS AG Registered	2,101,027	173,130,576
Unaxis Holding AG Class R1,2	38,550	5,519,356
Zurich Financial Services AG2	287,722	51,268,986

		1,254,210,968
UNITED KINGDOM – 26.10%
Aegis Group PLC	2,554,490	4,463,704
Aggreko PLC	745,561	2,710,591
AMEC PLC	715,476	4,339,553
AMVESCAP PLC	1,608,727	11,690,420
Anglo American PLC	2,867,374	72,695,501
ARM Holdings PLC	3,181,352	6,665,295
Associated British Ports Holdings PLC	624,127	5,142,562
AstraZeneca PLC	3,118,994	140,467,475

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
Aviva PLC	4,495,246	$51,759,719
BAA PLC	2,002,567	21,277,717
BAE Systems PLC	6,440,378	34,923,903
Balfour Beatty PLC	1,007,574	6,177,728
Barclays PLC[3]	12,281,244	120,436,535
Barratt Developments PLC	566,145	7,181,619
BBA Group PLC	1,025,625	5,493,889
Berkeley Group Holdings PLC	315,619	4,967,769
BG Group PLC	7,723,093	64,077,171
BHP Billiton PLC	4,825,634	68,520,330
BOC Group PLC	906,108	17,261,078
Boots Group PLC	1,500,968	16,000,969
BP PLC	41,318,192	457,928,572
BPB PLC[1]	1,103,846	13,876,099
Brambles Industries PLC	1,522,848	8,398,628
British Airways PLC[2]	1,229,656	6,013,100
British American Tobacco PLC	3,099,302	62,041,896
British Land Co. PLC[1]	1,164,713	17,214,734
British Sky Broadcasting Group PLC	2,373,433	22,334,971
BT Group PLC	16,432,974	65,820,059
Bunzl PLC	752,582	6,909,854
Cable & Wireless PLC	4,747,960	13,312,119
Cadbury Schweppes PLC	3,908,862	37,713,044
Capita Group PLC	1,285,450	8,192,651
Carnival PLC	338,046	18,241,770
Centrica PLC	7,122,487	29,405,950
Close Brothers Group PLC	413,532	5,515,088
Cobham PLC	4,344,444	10,995,190
Compass Group PLC	4,141,337	17,918,217
Cookson Group PLC[2]	593,495	3,537,011
Corus Group PLC[2]	8,664,480	7,169,701
Daily Mail and General Trust PLC Class A	697,425	8,122,469
De La Rue PLC[2]	422,284	2,921,850
Diageo PLC	5,771,397	79,866,415
Dixons Group PLC	3,792,351	10,599,441
Electrocomponents PLC	1,555,668	6,888,356
EMAP PLC	517,462	7,652,766
EMI Group PLC	1,545,275	6,577,077
Enterprise Inns PLC	799,714	11,517,248
Exel PLC	556,299	9,221,239
First Choice Holidays PLC	2,345,536	7,742,908
FKI PLC	1,830,809	3,376,430
Friends Provident PLC	3,948,793	12,670,466
Gallaher Group PLC	1,402,508	20,099,740
George Wimpey PLC	950,139	7,130,373
GKN PLC	1,709,375	7,982,767
GlaxoSmithKline PLC	10,989,777	259,464,745
Great Portland Estates PLC	933,182	5,869,475
GUS PLC	1,923,252	30,644,001
Hammerson PLC	732,980	11,059,453
Hanson PLC	1,637,171	16,487,347
Hays PLC	3,349,557	7,548,454
HBOS PLC	7,519,062	114,443,034
Hilton Group PLC	3,886,982	19,845,919
HSBC Holdings PLC	21,037,073	341,859,547
IMI PLC	893,251	7,002,258
Imperial Chemical Industries PLC	2,331,861	10,900,035
Imperial Tobacco Group PLC	1,420,559	36,590,159
Inchcape PLC	271,859	9,682,785
Intercontinental Hotels Group PLC	1,030,391	13,134,130
International Power PLC[2]	2,877,767	10,728,518
ITV PLC	7,939,158	16,773,218
J Sainsbury PLC	2,839,085	13,970,788
Johnson Matthey PLC	464,950	9,004,501
Kesa Electricals PLC	1,129,576	5,036,463
Kingfisher PLC	4,657,158	21,133,934
Land Securities Group PLC[1]	1,015,252	24,899,216
Legal & General Group PLC	12,530,676	25,260,427
Lloyds TSB Group PLC	10,776,447	91,449,921
LogicaCMG PLC	1,631,154	5,399,002
London Stock Exchange PLC	909,661	8,652,369
Man Group PLC	610,452	17,475,627
Marconi Corp. PLC[2]	518,009	2,501,178
Marks & Spencer Group PLC	3,296,222	20,775,916
Meggitt PLC	1,878,398	10,252,033
Misys PLC	1,041,488	4,309,063
Mitchells & Butlers PLC	1,753,682	10,991,616
National Express Group PLC	335,311	5,165,550
National Grid PLC[1,2]	5,782,337	53,345,204
Next PLC	520,197	14,415,618

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares	Value
Pearson PLC	1,554,574	$18,638,854
Peninsular & Oriental Steam Navigation Co. PLC	1,697,888	9,408,827
Persimmon PLC	636,161	8,960,200
Provident Financial PLC	626,315	7,112,352
Prudential Corp. PLC	4,503,998	42,543,049
Punch Taverns PLC	595,683	7,849,965
Rank Group PLC	2,171,590	10,017,050
Reckitt Benckiser PLC	1,115,333	33,578,505
Reed International PLC[1]	2,490,551	23,064,385
Rentokil Initial PLC	3,278,558	8,990,247
Reuters Group PLC	2,714,214	18,481,410
Rexam PLC	1,034,924	8,919,117
Rio Tinto PLC	2,072,583	69,184,843
Rolls-Royce Group PLC[2]	3,123,370	18,394,173
Royal & Sun Alliance Insurance Group PLC	6,276,278	10,027,889
Royal Bank of Scotland Group PLC	6,062,948	180,824,781
Royal Dutch Shell PLC Class A ADR	7,942,704	244,299,164
Royal Dutch Shell PLC Class B ADR	5,406,374	171,903,425
SABMiller PLC	1,640,453	28,665,202
Sage Group PLC	2,437,979	9,936,688
Scottish & Newcastle PLC	1,744,930	14,078,007
Scottish & Southern Energy PLC	1,588,488	27,379,614
Scottish Power PLC	3,423,673	30,379,702
Serco Group PLC	999,916	4,291,102
Severn Trent PLC	676,891	11,655,161
Signet Group PLC	3,993,647	8,226,521
Slough Estates PLC	1,242,237	11,700,891
Smith & Nephew PLC	1,822,057	17,354,812
Smiths Group PLC	1,103,299	18,618,558
Stagecoach Group PLC	2,031,011	4,067,470
Tate & Lyle PLC	971,472	7,927,582
Taylor Woodrow PLC	1,326,475	7,928,655
Tesco PLC	14,844,017	85,067,395
3i Group PLC	1,144,062	14,341,362
Tomkins PLC	1,662,880	8,014,487
Trinity Mirror PLC	673,357	7,255,335
Unilever PLC	5,283,473	51,207,964
United Business Media PLC	628,388	6,051,679
Security	Shares or Principal	Value
United Utilities PLC	1,665,615	$18,826,533
Vodafone Group PLC	123,634,581	318,888,078
Whitbread PLC	702,895	12,239,043
William Hill PLC	1,255,912	12,758,385
Wolseley PLC	1,210,204	25,269,926
WPP Group PLC	2,185,265	23,199,687
Yell Group PLC	1,418,371	11,268,543

		4,626,029,849

TOTAL COMMON STOCKS (Cost: $15,401,682,367)		17,632,703,039

PREFERRED STOCKS – 0.28%

GERMANY – 0.23%
Fresenius Medical Care AG1	65,284	4,646,817
Henkel KGaA[1]	143,314	13,497,880
Porsche AG [1]	16,957	13,470,526
Volkswagen AG1	228,646	9,459,309

		41,074,532

ITALY – 0.05%
Banca Intesa SpA[1]	1,948,414	8,957,736

		8,957,736

TOTAL PREFERRED STOCKS (Cost: $38,550,539)		50,032,268

SHORT-TERM INVESTMENTS – 20.62%

COMMERCIAL PAPER[4] – 3.80%
Alpine Securitization Corp.
3.28% - 3.29%, 08/04/05 - 08/08/05	$13,678,694	13,673,076
Amstel Funding Corp.
2.95% - 3.49%, 08/19/05 - 09/15/05	34,635,479	34,504,904
Amsterdam Funding Corp.
3.27%, 08/01/05	8,549,184	8,549,186
ANZ National Bank Ltd.
2.94%, 08/15/05	8,549,184	8,539,426
Blue Ridge Asset Funding Corp.
3.48%, 09/21/05	11,113,939	11,059,147
Bryant Park Funding LLC
3.28% - 3.31%, 08/01/05 - 08/10/05	18,734,681	18,726,564

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Principal	Value
Chariot Funding LLC
3.28%, 08/05/05	$12,858,314	$12,853,628
Charta LLC
3.31%, 08/11/05	25,647,551	25,623,970
Chesham Finance LLC
3.30%, 08/05/05 - 08/08/05	16,585,416	16,576,984
Dorada Finance Inc.
3.76%, 01/26/06	1,709,837	1,678,049
Ebury Finance Ltd.
3.47%, 08/30/05	8,549,184	8,525,286
Edison Asset Securitization LLC
3.12%, 09/06/05	12,823,776	12,783,765
Fairway Finance LLC
3.15%, 09/15/05	15,209,853	15,149,964
Falcon Asset Securitization Corp.
3.28% - 3.39%, 08/09/05 - 08/22/05	24,194,703	24,155,441
Ford Credit Floorplan Motown
3.33% - 3.47%, 08/08/05 - 09/15/05	42,626,230	42,529,195
Georgetown Funding Co. LLC
3.49% - 3.53%, 09/20/05 - 09/21/05	55,569,694	55,293,769
Giro Funding Corp.
3.30%, 08/05/05	11,968,857	11,964,469
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	51,295,102	51,189,905
Lockhart Funding LLC
3.47%, 09/16/05	20,182,913	20,093,424
Mortgage Interest Networking Trust
3.32% - 3.49%, 08/04/05 - 09/13/05	23,937,714	23,851,410
Park Avenue Receivables Corp.
3.39%, 08/22/05	25,647,551	25,596,833
Park Granada LLC
3.30% - 3.51%, 08/08/05 - 09/20/05	36,502,108	36,388,349
Park Sienna LLC
3.45%, 08/23/05	12,911,148	12,883,927
Prudential Funding LLC
3.31%, 08/01/05	25,647,551	25,647,551
Solitaire Funding Ltd.
3.28%, 08/01/05	17,098,367	17,098,367
Sydney Capital Corp.
3.21%, 08/17/05	36,197,244	36,145,602
Thames Asset Global Securitization No. 1 Inc.
3.39%, 08/22/05	37,739,516	37,664,886
Three Pillars Funding Corp.
3.29%, 08/08/05	21,058,520	21,045,049
Ticonderoga Funding LLC
3.29%, 08/09/05	15,437,090	15,425,804
Tulip Funding Corp.
3.31%, 08/01/05	25,647,551	25,647,551
Windmill Funding Corp.
3.28%, 08/02/05	3,419,673	3,419,362

		674,284,843

FLOATING RATE NOTES[4] – 9.46%
Allstate Life Global Funding II
3.36% - 3.47%, 07/08/06 - 07/27/06[5]	31,802,963	31,803,153
American Express Bank
3.38% - 3.45%, 10/17/05 - 07/19/06	46,165,592	46,165,829
American Express Centurion Bank
3.38% - 3.45%, 06/29/06 - 07/19/06	28,212,306	28,212,306
American Express Credit Corp.
3.36% - 3.47%, 08/09/05 - 10/26/05	48,730,347	48,734,428
Australia & New Zealand Banking Group Ltd.
3.44%, 06/23/06[5]	11,113,939	11,113,939
Bank of Nova Scotia
3.27% - 3.38%, 09/26/05 - 01/03/06	11,113,939	11,112,752
Beta Finance Inc.
3.30% - 3.42%, 09/23/05 - 06/09/06[5]	87,885,608	87,884,573

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Principal	Value
BMW US Capital LLC
3.36%, 07/14/06[5]	$17,098,367	$17,098,367
Canadian Imperial Bank of Commerce
3.31% - 3.43%, 09/13/05 - 12/14/05	58,134,449	58,130,509
CC USA Inc.
3.34% - 3.43%, 08/25/05 - 06/26/06[5]	46,849,527	46,846,326
Commodore CDO Ltd.
3.47%, 12/12/05[5]	4,274,592	4,274,592
Credit Suisse First Boston
3.32% - 3.40%, 05/09/06 - 07/19/06	59,844,286	59,844,285
Danske Bank
3.29% - 3.39%, 08/12/05 - 10/17/05	51,295,102	51,293,520
DEPFA Bank PLC
3.42%, 03/15/06	17,098,367	17,098,367
Dorada Finance Inc.
3.41% - 3.93%, 03/27/06 - 07/07/06[5]	32,486,898	32,488,037
Fairway Finance LLC
3.38%, 10/20/05	6,839,347	6,839,272
Fifth Third Bancorp
3.42%, 04/21/06[5]	34,196,735	34,196,735
Five Finance Inc.
3.42% - 3.45%, 02/27/06 - 06/26/06[5]	11,968,857	11,969,189
General Electric Capital Corp.
3.45%, 07/07/06	7,694,265	7,701,883
General Electric Commercial Equipment Financing LLC
3.39%, 11/20/05	935,035	935,035
Greenwich Capital Holdings Inc.
3.30% - 3.31%, 09/02/05 - 02/10/06	19,663,122	19,663,123
Hartford Life Global Funding Trust
3.38%, 07/15/06	17,098,367	17,098,367
HBOS Treasury Services PLC
3.31% - 3.51%, 01/10/06 - 04/24/06[5]	51,295,102	51,295,101
HSBC Bank USA N.A.
3.45%, 05/04/06	5,984,429	5,988,102
K2 USA LLC
3.30% - 3.94%, 09/12/05 - 07/07/06[5]	76,942,653	76,942,673
Leafs LLC
3.43%, 01/20/06 - 02/21/06[5]	17,952,804	17,952,803
Links Finance LLC
3.36% - 3.46%, 11/16/05 - 03/15/06[5]	66,683,633	66,692,085
Lothian Mortgages PLC
3.45%, 01/24/06	17,098,367	17,098,367
Marshall & Ilsley Bank
3.53%, 02/20/06	17,098,367	17,109,758
Metropolitan Life Global Funding I
3.33%, 08/04/065	25,647,551	25,647,551
National City Bank (Ohio)
3.28%, 08/09/05 - 01/06/06	25,647,551	25,646,321
Nationwide Building Society
3.34% - 3.51%, 01/13/06 - 07/07/06[5]	63,263,959	63,271,329
Nordea Bank AB
3.35%, 08/11/06[5]	29,922,143	29,922,143
Northern Rock PLC
3.35% - 3.43%, 10/25/05 - 08/03/06[5]	51,295,102	51,295,102
Permanent Financing PLC
3.31% - 3.32%, 09/12/05 - 06/12/06	65,828,714	65,828,715
Principal Life Income Funding Trusts
3.21%, 05/10/06	12,823,776	12,824,321
Royal Bank of Scotland
3.26% - 3.43%, 04/05/06 - 06/27/06	48,516,617	48,504,456
Sedna Finance Inc.
3.35% - 3.36%, 01/10/06 - 01/17/06[5]	9,404,102	9,403,164
Sigma Finance Inc.
3.29% - 3.52%, 08/17/05 - 03/20/06[5]	97,631,678	97,633,612

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Shares or Principal	Value
Skandinaviska Enskilda Bank NY
3.40%, 07/18/06[5]	$17,098,367	$17,098,367
Societe Generale
3.32% - 3.42%, 03/30/06 - 06/13/06	26,502,469	26,497,159
Strips III LLC
3.51%, 07/24/06[5,6]	5,129,510	5,129,510
SunTrust Bank
3.63%, 04/28/06	25,647,551	25,647,551
Tango Finance Corp.
3.35% - 3.42%, 09/15/05 - 06/21/06[5]	41,549,033	41,546,006
Toronto-Dominion Bank
3.81%, 06/20/06	21,372,959	21,374,805
Toyota Motor Credit Corp.
3.32%, 04/10/06	7,694,265	7,694,187
UniCredito Italiano SpA
3.34%, 06/14/06	22,227,878	22,221,033
Wachovia Asset Securitization Inc.
3.45%, 08/25/05[5]	42,633,881	42,633,882
Wells Fargo & Co.
3.38%, 07/14/06[5]	8,549,184	8,550,053
WhistleJacket Capital LLC
3.31% - 3.40%, 09/15/05 - 06/22/06[5]	61,554,123	61,551,819
White Pine Finance LLC
3.30% - 3.43%, 08/26/05 - 06/20/06[5]	44,626,739	44,625,319
Winston Funding Ltd.
3.71%, 10/23/05[5]	12,208,234	12,208,234
World Savings Bank
3.30%, 09/09/05	5,984,429	5,984,365

		1,676,322,480

MONEY MARKET FUNDS – 0.47%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.30%[3,4,7]	68,393,470	68,393,470
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.33%[3,7]	6,955,277	6,955,277
BlackRock Temp Cash Money Market Fund
3.17%[4,7]	2,476,824	2,476,824
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares
3.25%[4,7]	5,993,936	5,993,936

		83,819,507

REPURCHASE AGREEMENTS[4] – 2.51%
Bank of America N.A. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $158,203,392 and an effective yield of 3.30%.[8]	$158,159,898	158,159,898
Goldman Sachs Group Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $171,030,694 and an effective yield of 3.30%.[8]	170,983,674	170,983,674
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 7/29/05, due 8/1/05, with a maturity value of $115,445,719 and an effective yield of 3.30%.[8]	115,413,980	115,413,980

		444,557,552

TIME DEPOSITS[4] – 4.38%
Banco Bilbao Vizcaya Argentaria SA
3.18% - 3.83%, 09/14/05 - 01/25/06	25,647,551	25,647,551
BNP Paribas (New York)
3.03%, 08/23/05	6,839,347	6,839,347
Chase Bank USA N.A.
3.31%, 08/01/05	128,237,755	128,237,755
Dexia Bank
3.27%, 08/01/05	42,745,918	42,745,918
Fortis Bank NY
3.83% - 3.84%, 01/25/06	25,647,551	25,647,757
HBOS Treasury Services PLC
3.39%, 12/14/05	10,259,020	10,259,020
Key Bank N.A.
3.31%, 08/01/05	153,885,306	153,885,306

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2005

Security	Principal	Value
Natexis Banques Populaires
2.98% - 3.51%, 08/18/05 - 09/20/05[6]	$25,647,551	$25,647,551
National Australia Bank Ltd.
3.31%, 08/01/05	26,046,969	26,046,969
Societe Generale
3.31%, 08/01/05	136,786,939	136,786,939
Toronto-Dominion Bank
2.66% - 3.94%, 09/14/05 - 07/10/06	39,326,245	39,325,634
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	13,678,694	13,678,635
Washington Mutual Bank
3.28% - 3.50%, 08/08/05 - 09/15/05	34,196,735	34,196,735
Wells Fargo Bank N.A.
3.26% - 3.27%, 08/05/05	94,041,021	94,041,011
Wilmington Trust Corp.
3.30%, 08/05/05	12,823,776	12,823,776

		775,809,904

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,654,794,286)		3,654,794,286

TOTAL INVESTMENTS IN SECURITIES – 120.40% (Cost: $19,095,027,192)		21,337,529,593
Other Assets, Less Liabilities – (20.40)%		(3,616,040,736)

NET ASSETS – 100.00%		$17,721,488,857

ADR - American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
[7]	The rate quoted is the annualized seven-day yield of the fund at period end.
[8]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 7.19% and maturity dates ranging from 9/16/05 to 8/1/35.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2005

	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,157,586,809	$18,904,568,337

Affiliated issuers[a]	$5,300,413	$190,458,855

Foreign currencies, at cost	$2,061,631	$30,916,053

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$1,254,667,123	$21,141,744,311
Affiliated issuers[a]	5,300,413	195,785,282
Foreign currencies, at value	2,061,896	30,958,828
Receivables:
Investment securities sold	—	11,735,038
Dividends and interest	851,125	21,420,672
Capital shares sold	177,844	—

Total Assets	1,263,058,401	21,401,644,131

LIABILITIES
Payables:
Investment securities purchased	—	27,173,927
Collateral for securities on loan (Note 5)	261,514,639	3,647,839,009
Foreign taxes (Note 1)	—	68,242
Investment advisory fees (Note 2)	591,891	5,074,096

Total Liabilities	262,106,530	3,680,155,274

NET ASSETS	$1,000,951,871	$17,721,488,857

Net assets consist of:
Paid-in capital	$901,191,882	$15,380,253,587
Undistributed net investment income	16,350,418	252,447,359
Accumulated net realized loss	(13,671,943)	(153,229,925)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	97,081,514	2,242,017,836

NET ASSETS	$1,000,951,871	$17,721,488,857

Shares outstanding	16,300,000	328,200,000	[c]

Net asset value per share	$61.41	$54.00	[c]

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $248,026,751 and $3,469,445,977, respectively. See Note 5.
[c]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended July 31, 2005

	iShares FTSE/Xinhua China 25 Index Fund[a]	iShares MSCI EAFE Index Fund
NET INVESTMENT INCOME
Dividends[b]	$19,943,090	$377,327,400
Dividends from affiliated issuers[c]	—	4,819,940
Interest from affiliated issuers[c]	3,510	174,498
Securities lending income[d]	371,675	10,038,499

Total investment income	20,318,275	392,360,337

EXPENSES
Investment advisory fees (Note 2)	4,010,649	46,995,227
Foreign taxes (Note 1)	196,668	676,210

Total expenses	4,207,317	47,671,437

Net investment income	16,110,958	344,688,900

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(13,552,581)	(46,504,100)
Investments in affiliated issuers[c]	—	392,606
In-kind redemptions	13,013,407	123,043,241
Foreign currency transactions	42,792	(5,810,243)

Net realized gain (loss)	(496,382)	71,121,504

Net change in unrealized appreciation (depreciation) on:
Investments	97,080,314	1,757,908,507
Translation of assets and liabilities in foreign currencies	1,200	18,969

Net change in unrealized appreciation (depreciation)	97,081,514	1,757,927,476

Net realized and unrealized gain	96,585,132	1,829,048,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,696,090	$2,173,737,880

[a]	For the period from October 5, 2004 (commencement of operations) to July 31, 2005.
[b]	Net of foreign withholding tax of $– and $5,232,548, respectively.
[c]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[d]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Index Fund
	For the period October 5, 2004[a] to July 31, 2005	For the year ended July 31, 2005	For the year ended July 31, 2004[b]
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,110,958	$344,688,900	$137,984,653
Net realized gain (loss)	(496,382)	71,121,504	15,218,772
Net change in unrealized appreciation (depreciation)	97,081,514	1,757,927,476	689,474,260

Net increase in net assets resulting from operations	112,696,090	2,173,737,880	842,677,685

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(205,750,362)	(60,506,712)

Total distributions to shareholders	—	(205,750,362)	(60,506,712)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	943,331,000	7,339,214,228	5,077,705,450
Cost of shares redeemed	(55,075,219)	(319,454,052)	(135,907,513)

Net increase in net assets from capital share transactions	888,255,781	7,019,760,176	4,941,797,937

INCREASE IN NET ASSETS	1,000,951,871	8,987,747,694	5,723,968,910

NET ASSETS:
Beginning of period	—	8,733,741,163	3,009,772,253

End of period	$1,000,951,871	$17,721,488,857	$8,733,741,163

Undistributed net investment income included in net assets at end of period	$16,350,418	$252,447,359	$118,589,585

SHARES ISSUED AND REDEEMED:
Shares sold	17,300,000	142,200,000	113,400,000
Shares redeemed	(1,000,000)	(6,000,000)	(3,000,000)

Net increase in shares outstanding	16,300,000	136,200,000	110,400,000

[a]	Commencement of operations.
[b]	Share transactions were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE/Xinhua China 25 Index Fund
Period from Oct. 5, 2004[a] to Jul. 31, 2005
Net asset value, beginning of period	$53.60

Income from investment operations:
Net investment income	0.99
Net realized and unrealized gain	6.82

Total from investment operations	7.81

Net asset value, end of period	$61.41

Total return	14.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,000,952
Ratio of expenses to average net assets[b]	0.78%
Ratio of expenses to average net assets exclusive of foreign taxes[b]	0.74%
Ratio of net investment income to average net assets[b]	2.97%
Portfolio turnover rate[c]	13%

[a]	Commencement of operations.
[b]	Annualized for periods of less than one year.
[c]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Not annualized.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Year ended Jul. 31, 2005[b]	Year ended Jul. 31, 2004[b]	Year ended Jul. 31, 2003[b]	Period from Aug. 14, 2001[a] to Jul. 31, 2002[b]
Net asset value, beginning of period	$45.49	$36.88	$35.41	$42.54

Income from investment operations:
Net investment income	0.97	0.65	0.86	0.31
Net realized and unrealized gain (loss)	8.34	8.48	1.24	(7.36)

Total from investment operations	9.31	9.13	2.10	(7.05)

Less distributions from:
Net investment income	(0.80)	(0.52)	(0.63)	(0.08)

Total distributions	(0.80)	(0.52)	(0.63)	(0.08)

Net asset value, end of period	$54.00	$45.49	$36.88	$35.41

Total return	20.53%	24.81%	6.17%	(16.57)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,721,489	$8,733,741	$3,009,772	$3,803,438
Ratio of expenses to average net assets[c]	0.36%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets exclusive of foreign taxes[c]	0.35%	n/a	n/a	n/a
Ratio of net investment income to average net assets[c]	2.57%	2.34%	2.31%	1.87%
Portfolio turnover rate[d]	8%	7%	8%	8%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Not annualized.

See notes to the financial statements.

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares FTSE/Xinhua China 25 and iShares MSCI EAFE Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares FTSE/Xinhua China 25 Index Fund commenced operations on October 5, 2004.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	31

Notes to the Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

In addition to taxes withheld for cash dividends, Finland, Italy and Sweden may levy taxes on certain other corporate actions at rates of 15%, based on the value of the shares or cash proceeds received by the iShares MSCI EAFE Index Fund. Hong Kong may levy stamp duty taxes on certain trades at a rate of 0.10%, based on the gross trade amount received or paid by the iShares FTSE/Xinhua China 25 Index Fund. These taxes are paid by the Funds and, if any, are disclosed in their respective Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2005, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings
FTSE/Xinhua China 25	$16,350,418	$92,239,470	$(8,829,899)	$99,759,989
MSCI EAFE	274,137,240	2,140,243,651	(73,145,621)	2,341,235,270

For the years ended July 31, 2005 and July 31, 2004, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2005.

From November 1, 2004 to July 31, 2005, the iShares FTSE/Xinhua China 25 Index Fund incurred net realized capital losses and net foreign currency losses of $8,829,899. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending July 31, 2006.

The iShares MSCI EAFE Index Fund had tax basis net capital loss carryforwards as of July 31, 2005, the tax year-end of the Fund, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
MSCI EAFE	$55,269	$37,219,384	$35,720,616	$150,352	$73,145,621

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

For the year ended July 31, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2005 are disclosed in the Funds’ Statements of Operations.

As of July 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
FTSE/Xinhua China 25	$1,167,729,266	$103,330,099	$(11,091,829)	$92,238,270
MSCI EAFE	19,196,801,377	2,296,499,058	(155,770,842)	2,140,728,216

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of July 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

NOTES TO THE FINANCIAL STATEMENTS	33

Notes to the Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE/Xinhua China 25	0.74%
MSCI EAFE	0.35

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE/Xinhua China 25	$371,675
MSCI EAFE	10,038,499

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended July 31, 2005, BGIS did not receive any brokerage commissions from the Funds.

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the year ended July 31, 2005, including income earned from these affiliated issuers and net realized gains from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain
FTSE/Xinhua China 25[a]
IMMF	—	26,230	25,833	397	$397,265	$3,510	$—
MSCI EAFE
Barclays PLC	7,505	5,460	684	12,281	120,436,535	4,819,940	392,606
IMMF	4,082	1,055,256	1,052,383	6,955	6,955,277	174,498	—

[a]	The beginning of the period is October 5, 2004, the inception date of the Fund.

During the year ended July 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of July 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2005 were as follows:

iShares Index Fund	Purchases	Sales
FTSE/Xinhua China 25	$108,371,237	$94,474,052
MSCI EAFE	1,291,502,607	1,043,184,743

NOTES TO THE FINANCIAL STATEMENTS	35

Notes to the Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended July 31, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE/Xinhua China 25	$973,379,977	$85,762,670
MSCI EAFE	7,201,184,122	311,730,177

4. CAPITAL SHARE TRANSACTIONS

As of July 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The Board authorized a three-for-one stock split for the iShares MSCI EAFE Index Fund, effective June 9, 2005, for the shareholders of record on June 6, 2005. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the net asset value per share by a factor of three, resulting in no effect to total net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of July 31, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of July 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares FTSE /Xinhua China 25 Index Fund and the iShares MSCI EAFE Index Fund (each a series of iShares Trust, hereafter referred to as the “Funds”), at July 31, 2005, the results of each of their operations for the period then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 20, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37

Tax Information (Unaudited)

iSHARES® TRUST

For the year ended July 31, 2005, the iShares MSCI EAFE Index Fund earned foreign source income of $388,141,036 and paid foreign taxes of $5,818,127 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended July 31, 2005:

iShares Index Fund	Qualified Dividend Income
FTSE/Xinhua China 25	$6,686,601
MSCI EAFE	170,037,713

In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividend distributed during the calendar year 2005. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders except as noted below. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1*

To elect the eight nominees specified below as Trustees of the Trust, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Trustee	Votes For	Votes Withheld
Lee T. Kranefuss	647,047,151	12,010,432
John E. Martinez	647,057,342	12,000,240
Richard K. Lyons	647,782,813	11,274,769
George G.C. Parker	644,369,500	14,688,081
W. Allen Reed	647,251,696	11,805,888
Cecilia H. Herbert	647,073,394	11,984,192
Charles A. Hurty	647,183,684	11,873,899
John E. Kerrigan	647,826,001	11,231,583

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Trustees of the Trust and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities. Shareholders of the iShares FTSE/Xinhua China 25 Index Fund did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
FTSE/Xinhua China 25	4,298,393	171,069	124,676	3,566,110
MSCI EAFE	51,898,609	369,948	620,688	9,251,676

Proposal 2B

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans. Shareholders of the iShares FTSE/Xinhua China 25 Index Fund did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
FTSE/Xinhua China 25	4,276,944	186,269	130,924	3,566,111
MSCI EAFE	44,208,500	8,049,150	631,594	9,251,676

SHAREHOLDER MEETING RESULTS	39

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Proposal 3

To approve a change in the classification of the investment objectives of the iShares MSCI EAFE Index Fund from fundamental to non-fundamental.

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
44,208,500	8,049,150	631,594	9,251,677

Proposal 4

This proposal did not apply to the Funds in this shareholder report.

*	Denotes Trust-wide proposal and voting results.
**	Broker non-votes are proxies received by the Fund from brokers or nominees, who did not receive instructions from the beneficial owner or other persons entitled to vote, and who have no discretionary power to vote on a particular matter.

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares MSCI EAFE Index Fund for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares FTSE/Xinhua China Index Fund; therefore, no comparative performance information was available for that particular Fund. The Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods. The Board also noted that the investment

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	41

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was available for the iShares MSCI EAFE Index Fund but not for the iShares FTSE/Xinhua China Index Fund, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the iShares FTSE/Xinhua China Index Fund. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the iShares MSCI EAFE Index Fund, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Fund and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Fund and its shareholders in comparison with the nature and extent of the services provided to the other

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

funds/accounts and their clients, and in relation to the Fund’s and the other funds’/accounts’ fee structures and asset levels generally. The Board noted that the investment advisory fee rate under the Advisory Contract for the iShares MSCI EAFE Index Fund was higher than the investment advisory/management fee rates for mutual funds, collective funds and separate accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	43

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through June 30, 2005, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares FTSE/Xinhua China 25 Index Fund

Period Covered: January 1, 2005 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.80%
Greater than 1.0% and Less than 1.5%	10	8.00
Greater than 0.5% and Less than 1.0%	32	25.60
Between 0.5% and –0.5%	64	51.20
Less than –0.5% and Greater than –1.0%	14	11.20
Less than –1.0%	4	3.20

	125	100.00%

iShares MSCI EAFE Index Fund

Period Covered: October 1, 2001 through June 30, 2005

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	5	0.53%
Greater than 1.5% and Less than 2.0%	13	1.38
Greater than 1.0% and Less than 1.5%	89	9.47
Greater than 0.5% and Less than 1.0%	275	29.26
Between 0.5% and –0.5%	492	52.34
Less than –0.5% and Greater than –1.0%	50	5.32
Less than –1.0% and Greater than –1.5%	14	1.49
Less than –1.5%	2	0.21

	940	100.00%

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President(since June 18,2003).	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1961	Trustee (since December 5, 2003).	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000- 2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services; Director (2000-2002) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

TRUSTEE INFORMATION	45

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since February 15, 2000).	Acting Dean (since 2004) and Sylvan Coleman Professor of Finance (since 1993) University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee and Chairman (since 1995) of Matthews Asian Funds (oversees 6 portfolios).

George G. C. Parker, 1939	Trustee (since February 15, 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1998) of Affinity Group Holdings; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1996) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2000) of Converium Re-Insurance; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since January 1, 2002).	President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994); Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 1995) of New York State Retirement System Advisory Board; Member (since 2004) of the Auburn University Foundation Fund Investment Committee.

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert, 1949	Trustee (since August 11, 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (since 1994).	Director (since 2005) of iShares, Inc.; Trustee (since 2004) of Pacific Select Funds (31 portfolios); Trustee (1992 - 2003) of the Montgomery Funds (20 portfolios); Trustee (since 2005) of the Thatcher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1944	Trustee (since August 11, 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1956	Trustee (since August 11, 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002).	Chief Operating Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

TRUSTEE INFORMATION	47

Notes:

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

2117-iS-0805

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE/Xinhua Index Limited or Morgan Stanley Capital International, Inc., nor do these companies make any representation regarding the availability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without change, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Item 2. Code of Ethics.

As of July 31, 2005, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer and President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended July 31, 2005, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Richard K. Lyons, George G.C. Parker and W. Allen Reed, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for nine series of the Registrant for which the fiscal year-end is July 31, 2005 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $77,000 for the fiscal year ended July 31, 2004 and $120,000 for the fiscal year ended July 31, 2005.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2004 and July 31, 2005 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $43,200 for the fiscal year ended July 31, 2004 and $51,030 for the fiscal year ended July 31, 2005.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended July 31, 2004 and July 31, 2005 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2004, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2005 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the last two fiscal years, were $483,216 for the year ended July 31, 2004 and $705,969 for the year ended July 31, 2005, respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Richard K. Lyons, George G.C. Parker and W. Allen Reed.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: October 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: October 7, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: October 7, 2005